UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack Murphy, Esq.
One New York Plaza	Dechert
New York, New York 10004	1775 I Street, NW
Washington, DC 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semiannual Report to Stockholders is filed herewith.

Goldman Sachs Funds

SINGLE/ MULTI-SECTOR TAXABLE FIXED INCOME FUNDS	Semiannual Report April 30, 2007

Current income potential from portfolios that invest in a variety of fixed income securities.

Goldman Sachs Single/ Multi-Sector
Taxable Fixed Income Funds

■	GOLDMAN SACHS GOVERNMENT INCOME FUND

■	GOLDMAN SACHS U.S. MORTGAGES FUND

■	GOLDMAN SACHS CORE FIXED INCOME FUND

■	GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

■	GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

The Goldman Sachs Government Income Fund’s net asset value and yield are not guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on certain U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid.
The Goldman Sachs U.S. Mortgages Fund’s investment in mortgage-backed securities (MBS) is subject to prepayment risk, the risk that in a declining interest rate environment the Fund’s underlying mortgages may be prepaid, causing the Fund to have to reinvest at lower interest rates. This risk may result in greater share price volatility than a fixed income fund not invested in MBS. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid. Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk.
The Goldman Sachs Core Fixed Income Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on certain U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid. The Fund may also engage in forward foreign currency transactions for both speculative and hedging purposes.

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS SINGLE/ MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

The Goldman Sachs Investment Grade Credit Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on certain U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid.
The Goldman Sachs Core Plus Fixed Income Fund’s investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on certain U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. The Fund’s investments in mortgage-backed securities are subject to prepayment risks. These risks may result in greater share price volatility. The Fund may make substantial investments in derivative instruments, including options, financial futures, Eurodollar futures contracts, swaps, options on swaps and structured securities. Derivative instruments may involve a high degree of financial risk. These risks include the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument; risks of default by a counterparty; and the risks that transactions may not be liquid.

GOLDMAN SACHS SINGLE/ MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
What Distinguishes Goldman Sachs Asset
Management’s Fixed Income Investment Process?
At Goldman Sachs Asset Management (“GSAM”), the goal of our fixed income investment process is to provide consistent, strong performance by actively managing our portfolios within a research-intensive, risk-managed framework.

A key element of our fixed income investment philosophy is to evaluate the broadest global opportunity set to capture relative value across sectors and instruments. Our globally integrated investment process involves managing dynamically along the risk/return spectrum, as we continue to develop value-added strategies through:

■  Assess relative value among sectors (such as mortgages and corporates) and sub-sectors
■  Leverage the vast resources of GSAM in selecting securities for each portfolio

■  Team approach to decision making
■  Manage risk by avoiding significant sector and interest rate bets
■  Careful management of yield curve strategies — while closely managing portfolio duration

Fixed Income portfolios that:

■ Include domestic and global investment options, income opportunities, and access to areas of specialization
■ Capitalize on GSAM’s industry-renowned credit research capabilities
■ Use a risk-managed framework to seek total return, recognizing the importance of investors’ capital accumulation goals as well as their need for income

PORTFOLIO RESULTS
Government Income Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Government Income Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 2.29%, 1.98%, 1.99%, 2.48% and 2.30%, respectively. These returns compare to the 2.61% cumulative total return of the Fund’s benchmark, the Lehman Brothers Government/ Mortgage Index, over the same time period.

A combination of top-down and bottom-up investment strategies impacted the Fund’s performance relative to its benchmark over the period. Fundamental yield curve strategies contributed to performance as the yield curve steepened over the period. Based on negative fundamentals in the mortgage market, we continued to underweight the Fund’s mortgage exposure relative to the benchmark. This strategy detracted from performance as the mortgage sector outperformed over the period. However, individual mortgage securities helped enhance results. In particular, our selection of high quality floating rate adjustable rate mortgages (“ARMs”) and mortgage derivatives contributed positively to relative performance. On the other hand, the Fund’s holdings of Treasury Inflation Protected Securities (“TIPS”) and select asset-backed auto securities modestly detracted.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. The yield curve, for example, remained flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and 10-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing market and whether its weakness would spill over into the broader economy. A widespread sell-off in the global equity markets—sparked by a sharp decline in Chinese equities—contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation. Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

PORTFOLIO RESULTS

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. In general, investment-grade sectors outperformed Treasuries.

INVESTMENT OBJECTIVE

The Fund seeks a high level of current income, consistent with safety of principal.
  Portfolio Composition

Over the period, the Fund continued to focus on sectors and securities that we believed would generate a competitive total rate of return relative to the benchmark. We tactically adjusted the Fund’s exposures to take advantage of changing relative valuations within the market and to add value in security-specific trades. We continued to find value in AAA rated adjustable-rate mortgages ARMs and commercial mortgage-backed securities (“CMBS”). At the end of the reporting period, the Fund’s largest sector weight was in mortgage-backed securities. We maintained a defensive short-duration position relative to the benchmark for much of the period based on our belief that interest rates would move higher.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 18, 2007

FUND BASICS
Government Income Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Govt./	30-Day
April 30, 2007	(based on NAV)[1]	Mortgage Index[2]	Standardized Yield[3]

Class A	2.29%	2.61%	4.04%
Class B	1.98	2.61	3.48
Class C	1.99	2.61	3.47
Institutional	2.48	2.61	4.60
Service	2.30	2.61	4.09

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Lehman Brothers Government/ Mortgage Index, an unmanaged index, does not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS [4]

For the period ended 3/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	0.94%	3.62%	5.30%	5.59%	2/10/93

Class B	-0.26	3.38	5.06	5.08	5/1/96

Class C	3.80	3.80	N/A	4.72	8/15/97

Institutional	6.02	4.98	N/A	5.91	8/15/97

Service	5.49	4.46	5.72[5]	5.84[5]	2/10/93

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years), and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[5]	Performance data for Service Shares prior to 8/15/97 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares in the Fund reflects the expenses applicable to the Fund’s Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

FUND BASICS
EXPENSE RATIOS [6]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.95%	1.04%
Class B	1.70	1.79
Class C	1.70	1.79
Institutional	0.58	0.67
Service	1.08	1.17

[6]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.
SECTOR ALLOCATION [7]
Percentage of Net Assets

[7]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.
[8]	Federal Agencies are mortgage backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government. 2.1% of the Federal Agencies are guaranteed by GNMA.
[9]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate similar to any other publicly traded company.

PORTFOLIO RESULTS
U.S. Mortgages Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs U.S. Mortgages Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 2.49%, 2.77% and 2.69%, respectively. These returns compare to the 2.87% cumulative total return of the Fund’s benchmark, the Lehman Brothers Securitized Index, over the same time period.

Throughout the reporting period, we continued to target an underweight position to mortgage pass-throughs. We held this view because mortgage-backed security fundamentals were unattractive and implied volatility remained near cyclical lows. However, mortgages outperformed the market during the reporting period and our underweight detracted from performance. Security selection helped offset this underperformance. In particular, our selection of collateralized mortgage obligations (“CMOs”) and adjustable rate mortgages (“ARMs”) added value.

To the extent we find them effective instruments to manage the duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contracts. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, we believe that futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.
  Market Review

Over the six-month reporting period, the yield curve steepened as short- to intermediate-term yields fell and longer yields rose modestly. Although the difference between two- and 10-year yields increased by only 12 basis points, the yield curve remained flat.

The housing sector experienced a downturn, but strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing sector and whether its weakness would spill over into the broader economy.

Through three consecutive meetings, the Federal Reserve (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending.

PORTFOLIO RESULTS

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. Mortgages outperformed Treasuries. Although spreads widened on fixed-rate mortgages, a decline in implied volatility contributed to the outperformance of mortgage pass-throughs. As the period ended, mortgage spreads remained tight relative to long-term averages and implied volatility remained below historical levels.
INVESTMENT OBJECTIVE
The Fund seeks a high level of total return consisting of income and capital appreciation.
  Portfolio Composition

The Fund maintained a short duration position relative to its benchmark over most of the reporting period. Given its underweight position in mortgage pass-throughs, the Fund invested in other collateralized sectors. We took advantage of opportunities to add value in security-specific trades; we favor bonds with less exposure to implied volatility and housing turnover such as seasoned 15-year mortgage-backed securities, super-senior AAA adjustable-rate mortgage floaters, and super-senior AAA commercial mortgage-backed securities. We continue to believe that fundamentals remain unattractive and that implied volatility continues to remain near cyclical lows.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Fixed Income Investment Management Team

May 21, 2007

FUND BASICS
U.S. Mortgages Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Brothers	30-Day
April 30, 2007	(based on NAV)[1]	Securitized Index[2]	Standardized Yield[3]

Class A	2.49%	2.87%	4.29%

Institutional	2.77	2.87	4.89

Separate Account Institutional	2.69	2.87	4.94

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Lehman Brothers Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS [4]

For the period ended 3/31/07	One Year	Since Inception	Inception Date

Class A	1.39%	2.67%	11/3/03

Institutional	6.51	4.50	11/3/03

Separate Account Institutional	6.57	4.52	11/3/03

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.79%	0.98%

Institutional	0.40	0.61

Separate Account Institutional	0.35	0.56

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION [6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.
[7]	Federal Agencies are mortgage backed securities guaranteed by the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”). GNMA instruments are backed by the full faith and credit of the U.S. Government. 1.6% of the Federal Agencies are guaranteed by GNMA.
[8]	“Agency Debentures” include agency securities offered by companies such as FNMA and FHLMC, which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate similar to any other publicly traded company.

PORTFOLIO RESULTS
Core Fixed Income Fund
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Core Fixed Income Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, B, C, Institutional and Service Shares generated cumulative total returns, without sales charges, of 2.34%, 1.95%, 1.95%, 2.51% and 2.26%, respectively. These returns compare to the 2.64% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, over the same time period.

The most meaningful detractor to the Fund’s performance was our long Australian dollar/short U.S. dollar trade, as market expectations of additional interest-rate increases in Australia caused its bonds—and our position—to underperform. Within the currency strategy, our long Japanese yen (“JPY”) and short New Zealand dollar (“NZD”) trades detracted from performance as the JPY depreciated and the NZD appreciated over the reporting period.

Our duration position contributed positively to performance. The Fund benefited from our yield-curve steepening position at the five- and 15-year parts of the curve. Results were also enhanced by our fundamental term structure positioning.

At the security level, our underweight to mortgage-backed securities detracted as the mortgage sector outperformed Treasuries. Within investment-grade corporate bonds, our selection of industrial- and financial-sector credits contributed positively to performance. Our Treasury Inflation Protection Securities position benefited returns as higher-than-expected inflation data was reported early in the period. However, our selection of Treasuries detracted from performance.

In addition, to the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contracts. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, we believe that futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. The yield curve, for example, remained flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and 10-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the

PORTFOLIO RESULTS

mortgage market exacerbated concerns about the housing market and whether its weakness would spill over into the broader economy. A widespread sell-off in the global equity markets—sparked by a sharp decline in Chinese equities—contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve Board (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation.

Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. In general, investment-grade sectors outperformed Treasuries.
INVESTMENT OBJECTIVE
The Goldman Sachs Core Fixed Income Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.
  Portfolio Composition

During the period, the Fund continued to hold a short-duration position relative to the benchmark, driven primarily by our quantitative model. We maintained an underweight exposure in the mortgage sector because of historically tight spreads and low implied volatility. However, we continued to find value in bonds with less exposure to implied volatility and to turnover in the housing sector. These bonds included 15-year mortgage-backed securities from established lenders with good reputations, super-senior AAA adjustable-rate mortgage floaters, and super-senior AAA collateralized mortgage-backed securities. We slightly reduced the Fund’s underweight to the corporate sector because we believe spreads are tighter than warranted for the overall level of credit quality. Our exposure to government securities increased modestly, but we maintained our underweight in favor of other high quality spread sectors at the shorter end of the yield curve, such as agencies.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 17, 2007

FUND BASICS
Core Fixed Income Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Aggregate	30-Day
April 30, 2007	(based on NAV)[1]	Bond Index[2]	Standardized Yield[3]

Class A	2.34%	2.64%	4.57%
Class B	1.95	2.64	4.03
Class C	1.95	2.64	4.04
Institutional	2.51	2.64	5.15
Service	2.26	2.64	4.65

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS [4]

For the period ended 3/31/07	One Year	Five Years	Ten Years	Since Inception	Inception Date

Class A	0.61%	4.16%	N/A	5.46%	5/1/97
Class B	-0.49	3.91	N/A	5.18	5/1/97
Class C	3.64	4.33	N/A	4.93	8/15/97
Institutional	5.74	5.52	6.46%	6.26	1/5/94
Service	5.32	5.02	5.94	5.83	3/13/96

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS [5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.83%	0.84%
Class B	1.58	1.59
Class C	1.58	1.59
Institutional	0.46	0.47
Service	0.96	0.97

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION [6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.
[7]	“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate similar to any other publicly traded company.
[8]	Federal Agencies are mortgage backed securities guaranteed by the Government National Mortgage Association (“GNMA”), FNMA and FHLMC. GNMA instruments are backed by the full faith and credit of the U.S. Government.

PORTFOLIO RESULTS
Investment Grade Credit Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Investment Grade Credit Fund during the six-month reporting period that ended April 30, 2007.
  Performance Review

Over the six-month period that ended April 30, 2007, the Fund’s Class A, Institutional and Separate Account Institutional Shares generated cumulative total returns, without sales charges, of 3.14%, 3.34% and 3.36%, respectively. These returns compare to the 2.79% cumulative total return of the Fund’s benchmark, the Lehman Brothers U.S. Credit Index, over the same time period.

The largest contributor to the Fund’s performance was within our allocation to corporate securities. We overweighted the life insurance, property and casualty, and auto sectors, which added positively to results. Our overweight to high quality financial issues boosted performance in March, when many financial names, primarily those of lower quality, suffered in response to investor fears about sub-prime lending practices.

Also adding to returns was our underweight to higher quality corporates and our overweight to lower quality corporates. We continue to overweight lower quality issues because we believe they are less susceptible to shareholder-friendly actions such as stock repurchases and onetime dividend payouts, which adversely impact bond prices. Our strategy was rewarded when lower quality issues outperformed higher quality issues during the period.

Detracting slightly from performance was our underweight to emerging market debt. Spreads tightened over the period in response to sovereign macroeconomic stabilization programs, improved debt management efforts, and strong investor demand. The Fund’s short duration bias positively impacted performance, mostly due to rising yields in December. (Yields move inversely to bond prices.) However, as yields fell during the first four months of 2007, our position detracted from performance. Nonetheless, for the reporting period, our strategy was modestly positive.

To the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contracts. The Fund also makes use of currency forwards for the purpose of hedging all non-U.S. dollar exposure back to the base U.S. dollar currency. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, or changing interest rates. In addition, we believe that futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures and swaps were important tools in implementing certain interest rate and spread views.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. The yield curve, for example, remained flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and 10-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing market and whether its weakness would spill over into the broader economy. A widespread sell-off in the global equity markets—sparked by a sharp decline in Chinese equities—contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve Board (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation. Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

INVESTMENT OBJECTIVE
The Fund seeks a high level total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers U.S. Credit Index
  Portfolio Composition

From a credit quality perspective, the Fund held a down-in-quality bias, reflected through its overweight to BBB rated bonds versus the benchmark. The Fund continued to hold this position on the belief that lower quality credits still have the potential to benefit from balance sheet deleveraging and, in turn, remain less susceptible to equity shareholder-friendly activities. However, we have recently trimmed this position, as valuations are beginning to appear rich. In terms of sector positioning, the Fund had overweights in the insurance and media-cable securities, while holding underweights in consumer products, brokerage, banks, retail, and technology.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs Fixed Income Investment Management Team

May 17, 2007

FUND BASICS
Investment Grade Credit Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 1, 2006–	Fund Total Return	Lehman Brothers	30-Day
April 30, 2007	(based on NAV)[1]	U.S. Credit Index[2]	Standardized Yield[3]

Class A	3.14%	2.79%	5.02%

Institutional	3.34	2.79	5.65

Separate Account Institutional	3.36	2.79	5.70

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Lehman Brothers U.S. Credit Index is an unmanaged index which is unbundled into pure corporates (industrial, utility, and finance, including both U.S. and Non-U.S. corporations) and non-corporates (sovereign, supranational, foreign agencies, and foreign local governments). The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS [4]

For the period ended 3/31/07	One Year	Since Inception	Inception Date

Class A	1.97%	2.88%	11/3/03

Institutional	7.17	4.76	11/3/03

Separate Account Institutional	7.23	4.79	11/3/03

[4]	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares. Because Institutional and Separate Account Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS [5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.79%	1.02%

Institutional	0.40	0.65

Separate Account Institutional	0.35	0.60

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION [6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.
[7]	Please refer to the table below for Top Ten Industry Allocations in the Corporate Bond Sector.
TOP TEN INDUSTRY ALLOCATIONS

Percentage of Net Assets	as of 4/30/07	as of 10/31/06

Banks	17.7%	21.0%
Insurance	17.5	14.0
Financial	10.4	8.6
REIT	13.0	13.1
Electric	6.8	8.5
Natural Gas	6.7	3.3
Energy	6.1	2.5
Communications	5.8	6.7
Media	4.9	4.2
Transportation	3.2	0.0

PORTFOLIO RESULTS
Core Plus Fixed Income Fund
Dear Shareholder:
This report provides an overview on the performance of the Goldman Sachs Core Plus Fixed Income Fund for the period from its inception on November 30, 2006 to April 30, 2007.
  Performance Review

Over the period from the Fund’s inception on November 30, 2006 to April 30, 2007, the Fund’s Class A, C, and Institutional Shares generated cumulative total returns, without sales charges, of 1.31%, 1.01% and 1.47%, respectively. These returns compare to the 1.46% cumulative total return of the Fund’s benchmark, the Lehman Brothers Aggregate Bond Index, over the same time period.

The most meaningful detractor to the Fund’s performance was our long Australian dollar/short U.S. dollar trade, as market expectations of additional interest-rate increases caused Australian bonds to underperform. Our overall currency trades in Japanese yen, Swedish kroner and Canadian dollars had an adverse impact on returns. However, these trades were partly offset by our long exposure to Norwegian kroner, which appreciated on supportive economic data.

Our fundamental duration strategy contributed positively to performance. The Fund was well-positioned for the modest steepening of the yield curve during the period. At the sector level, our underweight to mortgage-backed securities detracted as the mortgage sector outperformed Treasuries. Within investment-grade corporates, our selection of industrial- and financial-sector credits added positively to performance. Our preference for lower quality credits also contributed positively as these securities outperformed higher quality credits.

In addition, to the extent we find them effective instruments to manage the overall duration of the portfolio, the Fund may employ the use of derivatives, including futures, swaps and Eurodollar futures contract. We believe that using derivatives, including both futures and swaps, in the portfolio has been an effective portfolio management tool. Futures have been efficiently employed to hedge duration (interest rate sensitivity) drift that may occur due to the passage of time, changing interest rates or changing mortgage durations. In addition, we believe that futures allowed us to optimize security selection by giving us the flexibility to select the most attractive securities for the portfolio, regardless of the securities’ maturity/duration. Finally, futures, forwards and swaps are important tools in implementing certain interest rate, spread, and currency views.
  Market Review

The six-month reporting period was characterized by a number of ongoing themes. The yield curve, for example, remained flat. Although short- to intermediate-term yields fell and longer yields rose modestly, the difference between two- and 10-year yields increased by only 12 basis points.

Economic data continued to be mixed. Despite the downturn in the housing sector, strong employment data and robust corporate earnings raised the level of uncertainty in the bond market. Meanwhile, a growing number of delinquencies in the sub-prime sector of the mortgage market exacerbated concerns about the housing market and whether its weakness

PORTFOLIO RESULTS

would spill over into the broader economy. A widespread sell-off in the global equity markets—sparked by a sharp decline in Chinese equities—contributed to a spike in volatility during late February.

Through three consecutive meetings, the Federal Reserve Board (the “Fed”) held short-term interest rates steady at 5.25%. In their post-meeting statements, Fed governors stressed the upside risks to inflation, but acknowledged the downside risks to the U.S. economy, specifically the housing slowdown and decreased business spending. Given the benign inflation data during the period, the Fed appears to have successfully restrained inflation. Nonetheless, a tightening labor market and higher crude oil and gasoline prices suggest that inflation could remain a focus in the coming months.

During the six-month reporting period, the 10-year Treasury yield rose two basis points, closing the period at 4.62%. In general, investment-grade sectors outperformed Treasuries. Emerging market debt also outperformed Treasuries.
INVESTMENT OBJECTIVE
The Goldman Sachs Core Plus Fixed Income Fund seeks a total return consisting of capital appreciation and income that exceeds the total return of the Lehman Brothers Aggregate Bond Index.
  Portfolio Composition

During the period, the Fund continued to hold a short-duration position relative to the benchmark. We initiated an underweight exposure in the mortgage sector because of historically tight spreads and low implied volatility. However, we continued to find value in bonds with less exposure to implied volatility and to turnover in the housing sector. These bonds included 15-year mortgage-backed securities from established lenders, super-senior AAA adjustable-rate mortgage floaters, and super-senior AAA collateralized mortgage-backed securities. We also increased the Fund’s underweight to the corporate sector because we believe credit quality in the sector will be pressured by robust capital expenditures, dividend increases, leveraged buy-outs, and other shareholder-friendly activity. Our exposure to emerging market debt remained unchanged over the period. We continue to see a favorable external environment for the asset class due to supportive cyclical factors, sovereign macroeconomic stabilization programs, and improved debt management efforts.

We thank you for your investment and look forward to your continued confidence.

Goldman Sachs U.S. Fixed Income Investment Management Team

May 17, 2007

FUND BASICS
Core Plus Fixed Income Fund
as of April 30, 2007
PERFORMANCE REVIEW

November 30, 2006–	Fund Total Return	Lehman Aggregate	30-Day
April 30, 2007	(based on NAV)[1]	Bond Index[2]	Standardized Yield[3]

Class A	1.31%	1.46%	3.58%
Class C	1.01	1.46	3.00
Institutional	1.47	1.46	4.12

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Lehman Brothers Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an unmanaged index.

[3]	The 30-Day Standardized Yield of the Fund is calculated by dividing the net investment income per share (as defined by securities industry regulations) earned by the Fund over a 30-day period (ending on the stated month-end date) by the maximum public offering price per share of the Fund on the last day of the period. This number is then annualized. This yield does not necessarily reflect income actually earned and distributed by the Fund and, therefore, may not be correlated with the dividends or other distributions paid to shareholders.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS [4]

For the period ended 3/31/07	Since Inception	Inception Date

Class A	-3.84%	11/30/06
Class C	-0.56	11/30/06
Institutional	0.81	11/30/06

[4]	The Standardized Total Returns are average annual total returns or cumulative total returns (only if the performance period is one year or less) as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 4.5% for Class A Shares and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. The Fund will charge a 2% redemption fee on the redemption of shares (including by exchange) held for 30 calendar days or less. The performance figures do not reflect the deduction of the redemption fee. If reflected, the redemption fee would reduce the performance quoted.

The returns represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our Web site at: www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS [5]

	Current Expense Ratio (Net)	Expense Ratio Before Waivers (Gross)

Class A	0.86%	2.15%
Class C	1.61	2.90
Institutional	0.49	1.78

[5]	The expense ratios of the Fund, both current (net of any fee waivers or expense limitations) and before waivers (gross of any fee waivers or expense limitations), are set forth above according to the most recent publicly available Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. The waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
SECTOR ALLOCATION [6]
Percentage of Net Assets

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Short-term investments represent repurchase agreements. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.
[7]	“Agency Debentures” include agency securities offered by companies such as Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corp. (“FHLMC”), which operate under a government charter. While they are required to report to a government regulator, their assets are not explicitly guaranteed by the government and they otherwise operate similar to any other publicly traded company.
[8]	Federal Agencies are mortgage backed securities guaranteed by the Government National Mortgage Association (“GNMA”), FNMA and FHLMC. GNMA instruments are backed by the full faith and credit of the U.S. Government.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 58.5%

Adjustable Rate FHLMC(a) – 2.2%
$7,472,421	3.489%	09/01/33	$7,404,278
5,280,647	4.582	08/01/35	5,245,692

			12,649,970

Adjustable Rate FNMA(a) – 3.9%
12,450,545	5.028	11/25/28	12,483,616
206,922	4.485	03/01/33	210,002
3,885,555	3.850	10/01/33	3,843,667
6,140,738	4.332	01/01/35	6,087,294

			22,624,579

Adjustable Rate GNMA(a) – 2.1%
232,019	5.375	06/20/23	234,493
108,172	5.750	07/20/23	109,531
112,312	5.750	08/20/23	113,390
292,805	5.750	09/20/23	295,614
82,140	5.375	03/20/24	83,057
778,860	5.375	04/20/24	786,746
102,016	5.375	05/20/24	103,099
751,543	5.375	06/20/24	760,226
413,391	5.750	07/20/24	418,165
587,569	5.750	08/20/24	594,475
192,680	5.750	09/20/24	194,833
212,972	6.125	11/20/24	215,973
187,750	6.125	12/20/24	190,333
157,512	5.375	01/20/25	159,646
80,144	5.375	02/20/25	81,234
262,927	5.375	05/20/25	266,372
180,485	5.750	07/20/25	182,844
124,277	5.375	02/20/26	125,743
5,147	5.750	07/20/26	5,207
308,568	5.375	01/20/27	312,733
108,614	5.375	02/20/27	109,919
886,905	5.375	04/20/27	897,304
101,322	5.375	05/20/27	102,418
103,914	5.375	06/20/27	105,030
31,200	6.125	11/20/27	31,561
127,244	6.125	12/20/27	128,709
273,319	5.375	01/20/28	276,747
102,771	5.250	02/20/28	103,846
96,903	5.375	03/20/28	98,086
684,997	5.500	07/20/29	692,932
251,471	5.500	08/20/29	254,386
103,990	5.500	09/20/29	105,237
304,683	6.125	10/20/29	308,604
370,619	6.125	11/20/29	375,441
102,879	6.125	12/20/29	104,207
152,466	5.250	01/20/30	154,280
69,275	5.250	02/20/30	70,100
274,083	5.250	03/20/30	277,343
464,569	5.375	04/20/30	470,501
1,195,209	5.375	05/20/30	1,211,249
116,067	5.375	06/20/30	117,473
836,335	5.500	07/20/30	848,859
123,383	5.500	09/20/30	125,228
282,860	5.875	10/20/30	286,794

			12,489,968

Adjustable Rate Non-Agency(a) – 11.2%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
10,000,000	5.353	09/10/47	9,942,461
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
80,760	5.960	08/25/33	81,993
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.400	07/15/44	9,989,083
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
3,776,891	5.650	11/20/35	3,789,672
Countrywide Home Loans Series 2003-37, Class 1A1
114,206	5.807	08/25/33	114,467
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
418,015	5.100	03/25/33	416,875
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
1,168,344	5.630	11/19/35	1,172,064
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,305,595	5.560	01/19/36	1,308,180
Impac CMB Trust Series 2004-8, Class 1A
790,833	5.680	10/25/34	790,960
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
1,962,523	4.204	07/25/35	1,929,217
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
1,949,147	4.766	07/25/35	1,932,215
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
982,696	4.071	07/25/35	964,637
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
1,935,419	4.771	07/25/35	1,918,788
Lehman XS Trust Series 2007-4N, Class 3A2A
3,977,413	5.733	03/25/47	3,978,656
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
293,949	5.700	11/25/34	294,893
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
2,224,540	5.674	11/25/29	2,228,866
Sequoia Mortgage Trust Series 2004-09, Class A2
1,466,307	5.681	10/20/34	1,471,014
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
84,729	7.380	02/25/34	86,084
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
1,139,994	5.400	05/25/34	1,148,357
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,061,725	5.000	07/25/33	1,075,065
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,640,011	4.700	11/25/33	1,649,547

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(a) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
$3,076,830	5.640%	08/25/45	$3,084,586
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
4,013,955	5.894	10/25/46	4,016,463
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
920,118	5.754	01/25/47	918,968
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 2A
2,780,006	5.714	01/25/47	2,776,965
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
5,239,813	4.975	10/25/35	5,245,426
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
3,251,599	5.600	07/25/36	3,244,927

			65,570,429

Commercial Mortgage Backed Securities – 4.5%
Interest Only(a)(b)(c) – 0.4%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
17,723,003	1.422	03/13/40	678,892
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
12,736,999	1.944	05/15/38	465,469
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
20,316,291	1.157	01/15/38	591,104
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
20,626,018	1.625	02/11/36	917,406

			2,652,871

Sequential Fixed Rate – 4.1%
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
358,139	6.550	01/17/35	359,011
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,500,000	7.202	10/15/32	10,021,616
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,310,733
Morgan Stanley Capital I Series 2007-T25, Class A3
5,000,000	5.514	11/12/49	5,048,711

			23,740,071

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES			$26,392,942

Collateralized Mortgage Obligations – 2.1%
Interest Only(b) – 0.1%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
888,178	0.362	10/25/33	3,533
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
122,901	5.500	06/25/33	6,087
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
258,785	0.782	07/25/33	1,125
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
311,914	0.605	08/25/33	1,500
FNMA Series 151, Class 2
26,403	9.500	07/25/22	6,689
FNMA Series 2004-47, Class EI(a)(d)
3,507,918	0.000	06/25/34	148,024
FNMA Series 2004-62, Class DI(a)(d)
1,562,008	0.000	07/25/33	66,655
FNMA Series 2004-71, Class DI(a)(d)
2,663,794	0.000	04/25/34	65,332
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
94,173	0.679	08/25/33	700
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
32,801	1.158	07/25/33	484
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(a)
2,177,827	1.181	01/25/08	17,835
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
5,447,578	0.485	02/25/34	31,091
Washington Mutual Series 2003-AR07, Class X(a)
1,254,352	0.941	06/25/08	9,406

			358,461

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
90,265	9.198	10/16/31	99,895
GNMA Series 2001-51, Class SA
71,751	9.447	10/16/31	81,186
GNMA Series 2001-51, Class SB
90,040	9.198	10/16/31	100,424
GNMA Series 2001-59, Class SA
78,553	9.035	11/16/24	86,220
GNMA Series 2002-13, Class SB
307,145	12.740	02/16/32	378,770

			746,495

Principal Only(e) – 0.0%
FNMA REMIC Trust Series G-35, Class N
23,202	0.000	10/25/21	18,884

Regular Floater(a) – 0.0%
FHLMC Series 1760, Class ZB
261,659	3.980	05/15/24	256,866

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Regular Floater(a) – (continued)
Sequential Fixed Rate – 1.9%
FHLMC Series 2329, Class ZA
$5,069,056	6.500%	06/15/31	$5,241,469
FHLMC Series 2590, Class NV
2,000,000	5.000	03/15/18	1,980,298
FNMA REMIC Series 1993-78, Class H
21,162	6.500	06/25/08	21,201
FNMA REMIC Trust Series 1994-42, Class ZQ
2,945,175	7.000	04/25/24	3,075,928
FNMA Series 2001-53, Class GH
704,088	8.000	09/25/16	742,169

			11,061,065

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS			$12,441,771

FHLMC – 12.0%
1,727,842	5.500	12/01/08	1,731,477
109,965	7.000	06/01/09	111,508
1,157,128	6.500	12/01/13	1,182,594
45,157	4.000	02/01/14	42,766
31,904	6.500	02/01/14	32,606
713,055	4.000	03/01/14	675,308
138,494	4.000	04/01/14	131,163
4,411,388	7.500	11/01/14	4,591,483
20,797	7.000	02/01/15	21,475
2,062,874	5.500	07/01/15	2,072,035
206,340	8.000	07/01/15	216,949
33,607	7.000	01/01/16	34,752
84,889	7.000	02/01/16	87,783
636,980	4.500	05/01/18	619,002
484,416	5.500	05/01/18	486,288
150,562	4.500	06/01/18	146,313
2,761,506	5.500	06/01/18	2,772,182
601,659	4.500	09/01/18	584,678
441,399	4.500	10/01/18	428,942
455,146	4.500	11/01/18	442,300
11,277,487	4.500	12/01/18	10,959,200
2,276,308	5.000	12/01/18	2,250,744
165,313	4.500	01/01/19	160,647
330,179	4.500	03/01/19	320,657
13,489,343	4.000	06/01/19	12,775,238
8,148,986	4.500	06/01/19	7,918,995
650,340	5.000	06/01/19	642,077
6,646,076	5.000	11/01/19	6,564,228
899,876	4.500	02/01/20	873,363
27,978	6.500	08/01/22	28,627
1,729,079	4.500	10/01/23	1,640,901
22,733	7.500	03/01/27	23,694
962,330	6.500	07/01/28	981,721
5,841,804	6.500	12/01/29	6,036,171
19,154	8.000	07/01/30	19,868
58,129	7.500	12/01/30	60,558
6,119	7.500	01/01/31	6,375
422,812	7.000	04/01/31	440,372
273,295	6.500	07/01/31	282,388
1,799,959	6.000	05/01/33	1,823,996

			70,221,424

FNMA – 20.5%
3,647,677	6.277	12/01/08	3,637,813
669,466	5.500	05/01/09	671,768
513,521	4.500	03/01/13	505,197
233,009	4.500	05/01/13	229,183
306,511	4.000	06/01/13	297,867
490,244	4.500	06/01/13	482,138
408,630	4.000	07/01/13	397,107
510,354	4.500	07/01/13	501,863
569,664	4.000	08/01/13	553,482
240,965	4.500	08/01/13	236,930
842,406	4.000	09/01/13	818,288
1,010,582	4.500	09/01/13	993,554
1,700,334	4.000	10/01/13	1,651,245
833,538	4.000	04/01/14	808,153
3,899,488	5.500	09/01/14	3,919,370
135,833	7.000	03/01/15	140,149
40,448	8.000	01/01/16	42,357
687,869	5.000	11/01/17	680,277
23,126,909	5.000	12/01/17	22,870,296
4,240,578	5.000	01/01/18	4,193,826
5,304,200	5.000	02/01/18	5,242,449
4,688,345	5.000	03/01/18	4,633,627
643,970	4.500	04/01/18	625,284
1,720,805	5.000	04/01/18	1,700,776
2,922,858	4.500	05/01/18	2,838,495
627,230	5.000	05/01/18	619,925
5,363,005	4.500	06/01/18	5,207,755
2,877,229	5.000	06/01/18	2,843,739
422,597	4.500	07/01/18	410,398
141,630	5.000	07/01/18	139,977
11,357,377	4.000	08/01/18	10,784,062
491,849	4.500	08/01/18	477,653
114,078	5.000	08/01/18	112,746
824,001	4.500	09/01/18	800,218
1,642,232	5.000	09/01/18	1,623,118
6,715,319	4.500	10/01/18	6,521,492
8,340,470	5.000	10/01/18	8,243,396
605,169	4.500	11/01/18	587,703
3,942,189	5.000	11/01/18	3,896,303
783,126	4.500	12/01/18	760,522
1,608,976	5.500	12/01/18	1,615,270
157,656	4.500	01/01/19	153,105
220,281	4.500	03/01/19	213,923
3,167,936	5.000	04/01/19	3,131,065
140,636	4.500	06/01/19	136,445
3,382,330	5.000	06/01/19	3,342,964
1,836,505	4.500	09/01/19	1,783,497
525,068	4.500	03/01/20	509,913
1,369,939	4.500	04/01/20	1,330,398
13,863	7.500	03/01/24	14,532
49,610	6.500	10/01/28	51,183

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$59,187	6.500%	11/01/28	$61,073
22,680	7.500	07/01/29	23,672
1,842	7.500	08/01/29	1,922
9,853	7.500	10/01/29	10,355
3,751	7.500	02/01/30	3,915
5,169	7.500	03/01/30	5,419
685,014	7.000	07/01/31	706,037
13,470	6.500	01/01/34	13,881
964,270	7.500	08/01/35	1,000,052
2,240,974	7.500	10/01/35	2,324,132
186,515	7.500	04/01/36	193,436
776,820	7.500	05/01/36	805,442
678,511	7.500	09/01/36	703,512

			119,835,644

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $343,199,660)			$342,226,727

Agency Debentures – 16.0%

FFCB
$6,838,000	4.100%	07/21/08	$6,763,726
10,000,000	4.200	02/23/09	9,882,500
11,000,000	4.450	06/11/09	10,913,716
7,000,000	7.375	02/09/10	7,471,541
9,000,000	4.750	11/06/12	8,956,647
3,900,000	3.500	02/13/09	3,806,018
1,500,000	7.625	05/14/10	1,617,684
8,400,000	4.500	09/14/12	8,247,528
FHLMC
10,390,000	4.250	06/23/08	10,298,682
11,000,000	4.480	09/19/08	10,923,174
FNMA
5,000,000	6.625	09/15/09	5,199,369
New Valley Generation II
3,416,362	5.572	05/01/20	3,448,814
Small Business Administration
508,841	6.700	12/01/16	524,105
389,870	7.150	03/01/17	404,813
283,884	7.500	04/01/17	296,454
179,196	7.300	05/01/17	186,286
125,317	6.800	08/01/17	129,515
324,539	6.300	05/01/18	333,094
294,884	6.300	06/01/18	302,742
Tennessee Valley Authority
4,000,000	5.375	04/01/56	4,048,440

TOTAL AGENCY DEBENTURES
(Cost $94,436,415)			$93,754,848

Asset-Backed Securities – 1.2%

Home Equity(a) – 1.1%
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
$889,086	5.680%	10/25/34	$891,078
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,178,100	5.610	02/15/34	1,177,917
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
1,198,120	5.620	12/15/33	1,200,145
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
1,272,053	5.500	05/15/35	1,270,463
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
1,136,765	5.510	03/25/35	1,136,925
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
648,844	5.660	12/25/34	649,960
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
170,785	5.670	08/25/34	170,983

			6,497,471

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
265,266	8.330	04/01/30	283,004

TOTAL ASSET-BACKED SECURITIES
(Cost $6,772,726)			$6,780,475

U.S. Treasury Obligations – 22.1%

United States Treasury Bonds
$1,600,000	4.500%	02/15/36	$1,515,374
United States Treasury Inflation Protected Securities
1,727,040	2.000	07/15/14	1,713,569
705,236	2.500	07/15/16	724,630
647,640	2.375	01/15/25	651,055
1,311,596	2.375	01/15/27	1,321,280
United States Treasury Notes
5,000,000	4.500	03/31/09	4,988,670
3,900,000	4.875	08/15/09	3,925,350
89,000,000	4.500	09/30/11	88,916,563
19,700,000	4.875	08/15/16	20,068,784
5,100,000	4.625	02/15/17	5,099,184

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $128,922,338)			$128,924,459

Insured Revenue Bonds – 1.3%

New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,472,180

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Insured Revenue Bonds – (continued)

Sales Tax Asset Receivable Taxable Series B (FSA)
$5,500,000	3.600%	10/15/08	$5,402,485

TOTAL INSURED REVENUE BONDS
(Cost $7,500,000)			$7,874,665

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 99.1%
(Cost $580,831,139)			$579,561,174

Repurchase Agreement(f) – 5.8%

Joint Repurchase Agreement Account II
$33,800,000	5.242%	05/01/07	$33,800,000
Maturity Value: $33,804,922
(Cost $33,800,000)

TOTAL INVESTMENTS – 104.9%
(Cost $614,631,139)			$613,361,174

LIABILITIES IN EXCESS OF OTHER ASSETS – (4.9)%			(28,898,864)

NET ASSETS – 100.0%			$584,462,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,652,871, which represents approximately 0.4% of net assets as of April 30, 2007.

(d)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 63.

Investment Abbreviations:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
MBIA	—	Insured by Municipal Bond Investors Assurance
REMIC	—	Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2007, the following futures contacts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	76	June 2007	$17,988,250	$(13,558)
Eurodollars	(20)	September 2007	(4,740,000)	13,682
Eurodollars	(90)	December 2007	(21,372,750)	35,919
U.S. Treasury Bonds	713	June 2007	79,677,750	614,591
2 Year U.S. Treasury Notes	(76)	June 2007	(15,558,625)	(39,216)
10 Year U.S. Treasury Notes	(1,022)	June 2007	(110,711,344)	(60,585)

TOTAL			$(54,716,719)	$550,833

INTEREST RATE SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:

			Rates Exchanged

	Notional		Payments	Payments	Upfront
Swap	Amount	Termination	received by	made by	Payments made	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$30,000	04/07/08	4.339%	3 month LIBOR	$—	$(294,579)
Banc of America Securities LLC	35,000	09/02/10	4.309	3 month LIBOR	—	(831,964)
Banc of America Securities LLC	25,000	10/06/10	4.703	3 month LIBOR	—	(264,901)
Banc of America Securities LLC (a)	98,400	06/20/12	5.000	3 month LIBOR	297,331	(188,062)
Deutsche Bank Securities, Inc. (a)	88,300	06/20/12	5.000	3 month LIBOR	393,023	(294,969)
Deutsche Bank Securities, Inc. (a)	125,700	06/20/12	3 month LIBOR	5.000%	380,440	(520,025)
JPMorgan Securities, Inc.(a)	13,800	06/20/12	3 month LIBOR	5.000	98,376	(113,700)
Banc of America Securities LLC (a)	155,100	06/20/12	3 month LIBOR	5.000	791,975	(964,616)
Bear Stearns & Co., Inc.(a)	29,000	06/20/12	3 month LIBOR	5.000	195,919	(228,122)
Banc of America Securities LLC (a)	98,200	06/20/14	5.100	3 month LIBOR	763,928	(514,323)
JPMorgan Securities, Inc.(a)	28,000	06/20/14	5.100	3 month LIBOR	308,350	(237,179)
Deutsche Bank Securities, Inc. (a)	164,100	06/20/14	5.100	3 month LIBOR	1,294,941	(861,288)
JPMorgan Securities, Inc.(a)	45,000	06/20/14	3 month LIBOR	5.100	287,375	(401,756)
Banc of America Securities LLC (a)	72,600	06/20/14	3 month LIBOR	5.100	215,604	(400,139)
Deutsche Bank Securities, Inc. (a)	24,400	06/20/14	3 month LIBOR	5.100	176,579	(238,599)
Banc of America Securities LLC	30,000	12/09/14	4.641	3 month LIBOR	—	(518,115)
Banc of America Securities LLC	9,000	05/25/15	4.533	3 month LIBOR	—	(244,978)
JPMorgan Securities, Inc.	30,000	03/07/16	3 month LIBOR	5.183	—	(112,968)
JPMorgan Securities, Inc.(a)	22,000	06/20/17	5.100	3 month LIBOR	334,040	(442,760)
Banc of America Securities LLC	43,000	11/02/19	3 month LIBOR	4.865	—	1,010,783
Banc of America Securities LLC	20,000	11/12/19	3 month LIBOR	5.069	—	74,576
Banc of America Securities LLC	13,200	04/09/35	5.266	3 month LIBOR	—	(224,911)

TOTAL					$5,537,881	$(6,812,595)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.
LIBOR—London Interbank Offered Rate
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – 90.2%

Adjustable Rate FHLMC(a) – 0.2%
$891,595	4.261%	04/01/33	$890,976

Adjustable Rate FNMA(a) – 3.9%
35,698	5.608	07/01/22	36,143
45,725	5.642	07/01/27	46,259
103,625	5.642	11/01/27	104,835
13,622	5.642	01/01/31	13,783
22,809	5.642	06/01/32	23,080
41,956	5.608	08/01/32	42,455
3,505,241	4.418	05/01/33	3,504,158
105,353	5.608	05/01/33	106,613
771,592	4.842	06/01/33	787,119
2,331,333	3.850	10/01/33	2,306,201
847,933	4.396	12/01/33	844,354
1,412,487	4.654	08/01/34	1,406,884
5,393,195	4.569	02/01/35	5,336,698
43,492	5.642	11/01/35	44,021
222,796	5.642	12/01/37	225,533
98,995	5.642	01/01/38	100,216
72,696	5.642	11/01/40	73,601

			15,001,953

Adjustable Rate GNMA(a) – 1.6%
100,190	5.375	06/20/23	101,258
48,076	5.750	07/20/23	48,680
49,917	5.750	08/20/23	50,395
130,135	5.750	09/20/23	131,384
35,469	5.375	03/20/24	35,866
336,325	5.375	04/20/24	339,732
44,052	5.375	05/20/24	44,520
324,530	5.375	06/20/24	328,279
183,729	5.750	07/20/24	185,852
261,141	5.750	08/20/24	264,211
85,636	5.750	09/20/24	86,592
91,965	6.125	11/20/24	93,261
81,074	6.125	12/20/24	82,189
68,016	5.375	01/20/25	68,938
34,608	5.375	02/20/25	35,078
113,537	5.375	05/20/25	115,024
80,216	5.750	07/20/25	81,264
53,665	5.375	02/20/26	54,298
2,288	5.750	07/20/26	2,314
133,245	5.375	01/20/27	135,044
46,901	5.375	02/20/27	47,465
382,982	5.375	04/20/27	387,472
43,753	5.375	05/20/27	44,226
44,872	5.375	06/20/27	45,354
13,180	6.125	11/20/27	13,332
54,946	6.125	12/20/27	55,579
118,024	5.375	01/20/28	119,504
45,676	5.250	02/20/28	46,154
41,845	5.375	03/20/28	42,356
304,443	5.500	07/20/29	307,970
111,765	5.500	08/20/29	113,060
46,218	5.500	09/20/29	46,772
131,567	6.125	10/20/29	133,261
160,040	6.125	11/20/29	162,122
44,425	6.125	12/20/29	44,999
67,763	5.250	01/20/30	68,569
30,789	5.250	02/20/30	31,156
121,815	5.250	03/20/30	123,263
200,609	5.375	04/20/30	203,170
516,114	5.375	05/20/30	523,039
50,120	5.375	06/20/30	50,727
371,704	5.500	07/20/30	377,271
54,837	5.500	09/20/30	55,657
122,144	5.875	10/20/30	123,843
585,285	4.500	12/20/34	584,171

			6,034,671

Adjustable Rate Non-Agency(a) – 13.2%
American Home Mortgage Assets Series 2007-1, Class A1
4,924,191	5.714	02/25/47	4,889,721
American Home Mortgage Investment Trust Series 2004-3, Class 1A
69,686	5.690	10/25/34	69,788
Bear Stearns Alt-A Trust Series 2004-3, Class A1
181,763	5.640	04/25/34	181,969
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
1,716,768	5.650	11/20/35	1,722,578
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
1,451,759	5.590	10/20/45	1,455,797
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
870,396	5.560	01/19/36	872,120
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
2,974,077	5.570	01/19/36	2,976,865
Impac CMB Trust Series 2004-8, Class 1A
296,562	5.680	10/25/34	296,610
Impac CMB Trust Series 2005-6, Class 1A1
3,137,192	5.570	10/25/35	3,140,095
Impac Secured Assets Corp. Series 2005-2, Class A1W
3,333,093	5.570	03/25/36	3,342,210
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
981,261	4.204	07/25/35	964,609
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
974,574	4.766	07/25/35	966,107
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
982,696	4.071	07/25/35	964,637
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
967,710	4.771	07/25/35	959,394
Lehman XS Trust Series 2005-5N, Class 3A1A
2,137,607	5.620	11/25/35	2,138,869
Lehman XS Trust Series 2006-2N, Class 1A1
2,721,928	5.580	02/25/46	2,728,614
Lehman XS Trust Series 2007-4N, Class 3A2A
2,983,060	5.764	03/25/47	2,983,992
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
2,852,245	5.833	12/25/46	2,852,245
Mortgage IT Trust Series 2005-5, Class A1
1,575,046	5.580	12/25/35	1,577,450

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(a) – (continued)
Sequoia Mortgage Trust Series 2004-09, Class A2
$902,343	5.681%	10/20/34	$905,239
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
254,391	7.189	01/25/35	257,730
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
1,367,405	4.713	06/25/34	1,369,345
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
82,001	4.700	11/25/33	82,478
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
305,724	4.520	12/25/33	306,410
WAMU Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
2,467,331	5.934	09/25/46	2,470,030
WAMU Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
920,118	5.754	01/25/47	918,968
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
2,619,907	4.975	10/25/35	2,622,713
WMALT Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
2,682,527	5.894	10/25/46	2,684,204
WMALT Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
3,838,340	5.854	11/25/46	3,837,740

			50,538,527

Commercial Mortgage Backed Securities – 8.4%
Interest Only(a)(b)(c) – 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
5,008,675	1.422	03/13/40	191,861
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
5,335,592	1.157	01/15/38	155,239
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
5,448,382	1.625	02/11/36	242,334

			589,434

Sequential Fixed Rate – 8.3%
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4(a)
4,000,000	5.115	10/10/45	3,939,607
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4(a)
5,000,000	5.353	09/10/47	4,971,231
Banc of America Commercial Mortgage, Inc. Series 2006-4, Class A4,
1,000,000	5.634	07/10/46	1,018,558
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4(a)
5,000,000	5.405	12/11/40	5,024,252
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
199,961	6.550	01/17/35	200,448
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4(a)
5,000,000	5.512	11/10/45	5,023,121
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
131,350	5.969	03/15/26	131,776
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,953,691
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4(a)
2,000,000	5.197	11/15/30	1,983,193
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.156	02/15/31	3,457,058
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4(a)
4,000,000	5.371	10/15/44	3,981,081

			31,684,016

TOTAL COMMERCIAL MORTGAGE BACKED
SECURITIES			32,273,450

Collateralized Mortgage Obligations – 3.9%
Interest Only(b) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
59,156	5.500	04/25/33	5,222
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
383,938	5.500	06/25/33	39,012
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
579,247	0.362	10/25/33	2,304
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
176,810	0.000	11/25/32	106
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
5,794	5.500	04/25/33	227
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
5,063	5.750	05/25/33	146
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
24,580	5.500	06/25/33	1,217
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
462,843	5.250	07/25/33	58,196
FHLMC Series 2575, Class IB
240,880	5.500	08/15/30	20,704
FNMA Series 2004-47, Class EI(a)(e)
1,576,021	0.000	06/25/34	66,504
FNMA Series 2004-62, Class DI(a)(e)
694,226	0.000	07/25/33	29,625

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Interest Only(b) – (continued)
FNMA Series E, Class E2
$1,037	5.060%	09/01/10	$7,109
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
62,782	0.679	08/25/33	467
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
16,400	1.158	07/25/33	242
WAMU Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(a)
362,971	1.181	01/25/08	2,973
WAMU Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
920,199	0.485	02/25/34	5,252
WAMU Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
302,915	5.500	06/25/33	25,704

			265,010

Inverse Floaters(a) – 0.0%
FHLMC Series 1544, Class M
6,800	11.674	07/15/08	6,866
FNMA Series 1993-072, Class SA
1,531	8.792	05/25/08	1,549
FNMA Series 1993-093, Class SA
2,972	11.713	05/25/08	3,040
FNMA Series 1993-095, Class SE
4,874	11.976	06/25/08	4,976
FNMA Series 1993-135, Class S
14,036	6.500	07/25/08	14,302
GNMA Series 2001-48, Class SA
30,088	9.198	10/16/31	33,298
GNMA Series 2001-51, Class SB
30,013	9.198	10/16/31	33,475
GNMA Series 2001-59, Class SA
45,095	9.035	11/16/24	49,497

			147,003

Planned Amortization Class – 1.3%
FNMA REMIC Series 1993-63, Class PK
15,632	6.500	05/25/08	15,650
FNMA Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,783,771

			4,799,421

Sequential Fixed Rate – 2.5%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
158,281	6.500	03/25/32	157,009
FHLMC Series 1703, Class GC
2,049,244	6.500	04/15/09	2,052,312
FHLMC Series 1823, Class A
947,520	6.500	08/15/23	951,455
FHLMC Series 2042, Class N
861,023	6.500	03/15/28	879,350
FHLMC Series 2458, Class OD
87,430	6.000	04/15/16	87,457
FHLMC Series 2590, Class NV
1,000,000	5.000	03/15/18	990,149
FNMA REMIC Trust Series 1993-101, Class PJ
179,744	7.000	06/25/08	180,263
FNMA REMIC Trust Series 2002-24, Class AE
235,178	6.000	04/25/16	234,536
FNMA Series 1993-76, Class PJ
46,046	6.000	06/25/08	46,028
FNMA Series 1994-42, Class K
2,851,320	6.500	04/25/24	2,928,790
FNMA Series 2000-16, Class ZG
1,159,789	8.500	06/25/30	1,237,718

			9,745,067

TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS			14,956,501

FHLMC – 19.5%
268,937	5.000	12/01/12	266,083
45,157	4.000	02/01/14	42,766
713,055	4.000	03/01/14	675,307
138,494	4.000	04/01/14	131,163
154,178	4.000	05/01/14	149,644
27,143	7.000	04/01/15	27,739
24,877	7.000	02/01/16	25,726
109,364	6.000	03/01/16	110,812
424,653	4.500	05/01/18	412,669
3,061,491	5.000	05/01/18	3,025,832
100,375	4.500	06/01/18	97,542
820,511	4.000	08/01/18	779,439
17,199	4.500	08/01/18	16,702
401,106	4.500	09/01/18	389,785
294,266	4.500	10/01/18	285,960
749,396	4.500	11/01/18	728,245
16,573,259	4.500	12/01/18	16,105,264
7,551,601	5.000	12/01/18	7,466,796
486,181	4.500	01/01/19	472,201
755,964	5.000	01/01/19	747,159
1,984,599	4.500	02/01/19	1,927,081
904,939	5.000	02/01/19	893,726
2,103,485	4.500	03/01/19	2,041,103
735,158	4.000	04/01/19	695,798
41,526	4.500	04/01/19	40,286
104,973	5.000	04/01/19	103,639
4,512,082	4.500	06/01/19	4,384,737
650,340	5.000	06/01/19	642,077
39,567	4.500	11/01/19	38,386
1,859,760	4.500	02/01/20	1,804,965
5,913,548	4.500	08/01/20	5,742,600
954,371	4.500	10/01/20	926,782
5,361,463	5.500	05/01/21	5,368,907
3,475,592	4.500	08/01/23	3,311,429
61,791	7.500	03/01/27	64,404
2,780,501	6.500	01/01/29	2,871,410

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

FHLMC – (continued)
$994,576	6.500%	04/01/29	$1,027,066
495,068	6.500	12/01/29	511,540
422,812	7.000	04/01/31	440,372
3,347,621	7.000	09/01/31	3,486,646
1,629,925	7.000	04/01/32	1,692,321
2,939,306	7.000	05/01/32	3,051,827
1,067,485	6.000	05/01/33	1,081,741
456,235	6.500	08/01/33	470,319

			74,575,996

FNMA – 39.5%
102,170	4.000	06/01/13	99,289
136,210	4.000	07/01/13	132,369
189,888	4.000	08/01/13	184,494
360,116	4.000	09/01/13	349,806
744,024	4.000	10/01/13	722,543
555,692	4.000	04/01/14	538,769
8,632	5.500	04/01/16	8,673
8,988	5.500	08/01/16	9,030
110,689	5.500	11/01/16	111,206
91,981	5.500	12/01/16	92,409
131,939	5.500	01/01/17	132,555
15,445,079	5.000	10/01/17	15,272,630
3,858,040	5.000	11/01/17	3,815,002
12,515,658	5.000	12/01/17	12,376,088
264,756	4.500	01/01/18	257,184
5,509,650	5.000	01/01/18	5,448,334
3,811,787	5.000	02/01/18	3,767,389
6,967	6.000	02/01/18	7,046
513,425	4.500	03/01/18	498,436
9,738,338	5.000	03/01/18	9,624,776
726,762	4.500	04/01/18	705,630
5,641,192	5.000	04/01/18	5,575,517
2,696,421	4.500	05/01/18	2,618,536
5,182,463	5.000	05/01/18	5,122,130
80,029	6.000	05/01/18	80,931
9,737,155	4.500	06/01/18	9,453,846
7,161,511	5.000	06/01/18	7,078,015
2,157,172	4.500	07/01/18	2,094,909
1,804,211	5.000	07/01/18	1,783,178
4,380,761	4.000	08/01/18	4,159,622
1,318,645	4.500	08/01/18	1,280,474
485,731	5.000	08/01/18	480,062
658,099	5.000	09/01/18	650,419
1,544,237	5.000	10/01/18	1,526,215
9,167,779	5.000	11/01/18	9,061,318
444,551	6.000	11/01/18	449,557
729,999	7.000	11/01/18	753,197
655,618	4.000	12/01/18	622,523
58,900	4.500	12/01/18	57,200
5,474,979	5.000	12/01/18	5,411,081
1,608,976	5.500	12/01/18	1,615,270
822,046	6.000	12/01/18	831,301
261,453	5.000	01/01/19	258,401
657,656	6.000	01/01/19	665,061
377,046	5.000	02/01/19	372,465
5,209,695	5.000	04/01/19	5,149,060
238,746	6.000	04/01/19	242,197
307,198	4.000	05/01/19	290,754
48,238	6.000	05/01/19	49,159
1,040,492	5.000	06/01/19	1,028,348
99,151	5.500	07/01/19	99,420
8,743,340	5.000	08/01/19	8,632,236
265,330	5.500	08/01/19	266,049
132,895	5.000	09/01/19	131,344
121,106	5.500	09/01/19	121,434
1,521,101	4.000	10/01/19	1,439,677
259,308	5.500	10/01/19	260,011
3,220,467	4.500	11/01/19	3,123,246
79,880	5.500	11/01/19	80,097
55,260	5.500	12/01/19	55,410
167,732	7.000	09/01/21	175,999
481,323	7.000	06/01/22	504,873
232,800	7.000	07/01/22	244,190
73,747	6.500	01/01/29	76,140
137,053	6.500	04/01/29	141,418
106,524	6.500	05/01/29	109,916
1,002,534	6.500	06/01/29	1,034,462
549,387	6.500	07/01/29	566,881
67,588	6.500	09/01/29	69,740
131,528	7.000	08/01/31	135,591
8,173	6.500	08/01/32	8,417
338,622	6.500	11/01/32	348,758
251,916	6.000	01/01/33	255,290
5,429	6.000	02/01/33	5,501
151,505	6.000	06/01/33	153,393
51,494	6.000	07/01/33	52,135
123,631	6.000	09/01/33	125,172
34,539	6.000	10/01/33	34,969
265,185	5.500	07/01/34	262,778
73,035	6.000	11/01/34	73,809
2,134,320	6.000	12/01/34	2,156,942
3,374,217	7.500	05/01/36	3,498,543
894,178	7.500	08/01/36	927,125
2,448,733	7.500	09/01/36	2,538,960
515,335	7.500	12/01/36	534,323

			151,158,653

GNMA – 0.0%
1,071	6.000	12/15/23	1,086
33,524	6.000	03/15/26	34,119
41,323	6.000	04/15/26	42,056

			77,261

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $346,370,632)			$345,507,988

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debenture – 0.7%

Tennessee Valley Authority
$2,800,000	5.375%	04/01/56	$2,833,908
(Cost $2,791,657)

Asset-Backed Securities(a) – 1.8%

Home Equity – 1.8%
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
20,378	6.970	12/25/13	20,302
Countrywide Home Equity Loan Trust Series 2002-E, Class A
88,813	5.580	10/15/28	88,813
Countrywide Home Equity Loan Trust Series 2003-A, Class A
1,190,822	5.670	03/15/29	1,192,716
Countrywide Home Equity Loan Trust Series 2003-D, Class A
362,025	5.580	06/15/29	362,385
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
181,985	5.540	12/15/29	182,213
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,178,098	5.610	02/15/34	1,177,916
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
118,817	5.610	12/15/33	118,780
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
458,068	5.600	02/15/34	458,715
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
399,373	5.620	12/15/33	400,048
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
193,203	5.560	02/15/30	193,356
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
741,302	5.560	04/15/35	740,955
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
568,382	5.510	03/25/35	568,462
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
548,071	5.690	01/25/34	549,052
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
170,748	5.660	12/25/34	171,042
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
278,120	5.560	03/25/34	278,447
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
352,527	5.550	06/25/29	352,712

			6,855,914

TOTAL ASSET-BACKED SECURITIES
(Cost $6,853,127)			$6,855,914

U.S. Treasury Obligations – 1.1%

United States Treasury Inflation Protected Securities
$1,187,340	2.000%	07/15/14	$1,178,079
431,760	2.375	01/15/25	434,036
807,136	2.375	01/15/27	813,095
United States Treasury Principal-Only STRIPS(d)
4,000,000	0.000	11/15/21	1,962,400

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,349,368)			4,387,610

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 93.8%
(Cost $360,364,784)			$359,585,420

Repurchase Agreement(f) – 7.1%

Joint Repurchase Agreement Account II
$27,100,000	5.242%	05/01/07	$27,100,000
Maturity Value: $27,103,946
(Cost $27,100,000)

TOTAL INVESTMENTS – 100.9%
(Cost $387,464,784)			$386,685,420

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.9)%			(3,633,588)

NET ASSETS – 100.0%			$383,051,832

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $589,434, which represents approximately 0.2% of net assets as of April 30, 2007.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(f)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 63.

Investment Abbreviations:
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	138	June 2007	$32,662,875	$(38,692)
Eurodollars	35	September 2007	8,295,000	(16,956)
Eurodollars	36	March 2008	8,566,650	9,778
Eurodollars	22	June 2008	5,242,600	13,950
U.S. Treasury Bonds	90	June 2007	10,057,500	41,557
2 Year U.S. Treasury Notes	(29)	June 2007	(5,936,844)	4,932
5 Year U.S. Treasury Notes	(60)	June 2007	(6,349,687)	(20,030)
10 Year U.S. Treasury Notes	(328)	June 2007	(35,531,625)	34,847

TOTAL			$17,006,469	$29,386

SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged

	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Loss

Banc of America Securities LLC	$12,000	09/02/10	4.309%	3 month LIBOR	$—	$(285,245)
Banc of America Securities LLC	15,000	10/06/10	4.703	3 month LIBOR	—	(158,941)
Banc of America Securities LLC	11,000	05/23/12	4.374	3 month LIBOR	—	(198,216)
Banc of America Securities LLC (a)	36,700	06/20/12	5.000	3 month LIBOR	129,083	(88,328)
Banc of America Securities LLC (a)	28,600	06/20/12	3 month LIBOR	5.000%	151,078	(182,836)
Bear Stearns & Co., Inc.(a)	5,900	06/20/12	3 month LIBOR	5.000	39,859	(46,411)
Deutsche Bank Securities, Inc. (a)	14,100	06/20/12	3 month LIBOR	5.000	28,316	(43,974)
Deutsche Bank Securities, Inc. (a)	63,700	06/20/14	5.100	3 month LIBOR	592,482	(421,001)
Banc of America Securities LLC (a)	16,000	06/20/14	5.100	3 month LIBOR	41,652	(984)
Banc of America Securities LLC (a)	35,900	06/20/14	3 month LIBOR	5.100	(74,778)	(16,472)
JPMorgan Securities, Inc.	10,000	03/07/16	3 month LIBOR	5.183	—	(37,333)
Banc of America Securities LLC (a)	9,100	06/20/22	5.250	3 month LIBOR	(21,940)	(24,234)

TOTAL					$885,752	$(1,503,975)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.
LIBOR—London Interbank Offered Rate
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. MORTGAGES FUND

ADDITIONAL INVESTMENT INFORMATION (continued)
TOTAL RETURN INDEX SWAP CONTRACTS

	Notional				Unrealized
	Amount	Termination	Reference	Payments	Gain
Swap Counterparty	(000s)	Date	Security	to be Exchanged (a)	(Loss)

Banc of America Securities LLC	$7,000	05/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	$(3,207)
JPMorgan Securities, Inc.	11,000	05/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	670
Banc of America Securities LLC	4,500	06/18/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(2,059)
Banc of America Securities LLC	4,000	07/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(1,660)
Banc of America Securities LLC	6,000	07/18/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(2,474)
Banc of America Securities LLC	18,000	08/01/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(8,130)
JPMorgan Securities, Inc.	1,500	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	700
Banc of America Securities LLC	1,500	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	420
Deutsche Bank Securities,Inc.	2,000	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	934

TOTAL					$(14,806)

(a)	Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – 17.3%

Aerospace/Defense – 0.1%
Boeing Capital Corp.
$500,000	5.800%	01/15/13	$517,689
General Dynamics Corp.
750,000	4.500	08/15/10	738,429

			1,256,118

Automotive – 0.1%
General Motors Acceptance Corp.
2,900,000	6.875	09/15/11	2,915,289

Banks – 3.1%
ANZ Capital Trust I(a)
3,500,000	5.360	12/29/49	3,444,374
Associates Corp. NA
500,000	6.875	11/15/08	512,625
2,000,000	8.550	07/15/09	2,144,690
Astoria Financial Corp.
4,600,000	5.750	10/15/12	4,644,291
Bank of America Corp.
500,000	5.375	06/15/14	502,574
Citigroup, Inc.
2,000,000	7.250	10/15/11	2,161,848
Credit Suisse USA, Inc.
500,000	4.625	01/15/08	497,422
Fleet Boston Financial Corp.
450,000	7.375	12/01/09	474,670
Greater Bay Bancorp Series D
2,900,000	5.125	04/15/10	2,886,999
GreenPoint Financial Corp.
2,400,000	3.200	06/06/08	2,346,928
HBOS Capital Funding LP(a)(b)
4,325,000	6.071	06/27/49	4,425,500
JPMorgan & Co., Inc.
20,000	5.750	10/15/08	20,173
155,000	6.000	01/15/09	156,997
JPMorgan Chase & Co.
4,065,000	5.250	05/30/07	4,064,333
500,000	5.750	01/02/13	511,928
500,000	5.250	05/01/15	495,300
JPMorgan Chase Bank NA
395,000	6.125	11/01/08	398,941
KeyBank NA
5,500,000	5.000	07/17/07	5,492,635
Mizuho JGB Investment LLC(a)(b)
1,600,000	9.870	06/30/49	1,679,064
MUFG Capital Finance 1 Ltd.(b)
5,250,000	6.346	07/25/49	5,366,950
National Australia Bank Ltd.
2,000,000	8.600	05/19/10	2,196,456
National City Bank
500,000	4.500	03/15/10	492,300
Popular North America, Inc.
4,125,000	5.200	12/12/07	4,118,841
Regions Financial Corp.
4,500,000	7.000	03/01/11	4,777,425
Resona Bank Ltd.(a)(b)
3,500,000	5.850	04/15/49	3,483,060
EUR 2,675,000	4.125	09/27/49	3,525,939
Sovereign Bank
$1,000,000	4.000	02/01/08	989,768
375,000	5.125	03/15/13	368,069
2,550,000	4.375 (b)	08/01/13	2,514,881
U.S. Bancorp
750,000	3.950	08/23/07	746,683
Union Planters Corp.
150,000	7.750	03/01/11	162,894
Wachovia Bank NA
105,000	5.800	12/01/08	105,916
5,000,000	7.875	02/15/10	5,361,118
Washington Mutual Bank
1,000,000	5.500	01/15/13	994,781
1,000,000	5.650	08/15/14	994,237
Wells Fargo & Co.
500,000	3.500	04/04/08	492,691
Wells Fargo Bank NA
1,000,000	6.450	02/01/11	1,045,369

			74,598,670

Brokerage – 0.4%
Bear Stearns Cos., Inc.
500,000	4.500	10/28/10	489,850
FMR Corp.(a)
500,000	4.750	03/01/13	489,915
Lehman Brothers Holdings, Inc.
4,500,000	5.250	02/06/12	4,500,554
Morgan Stanley
500,000	3.625	04/01/08	492,868
400,000	4.250	05/15/10	390,521
3,000,000	5.300	03/01/13	3,009,618

			9,373,326

Captive Financial – 0.1%
HSBC Finance Corp.
500,000	4.750	07/15/13	483,881
Nelnet, Inc.
2,580,000	5.125	06/01/10	2,523,364

			3,007,245

Diversified Manufacturing – 0.2%
General Electric Co.
1,300,000	5.000	02/01/13	1,291,176
Tyco International Group Participation Certificate(a)
3,525,000	4.436	06/15/07	3,520,312

			4,811,488

Electric – 1.6%
Arizona Public Service Co.
2,590,000	5.800	06/30/14	2,615,424
4,425,000	6.250	08/01/16	4,571,848
CenterPoint Energy, Inc. Series B
550,000	7.250	09/01/10	581,688

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Electric – (continued)
FirstEnergy Corp. Series C
$4,050,000	7.375%	11/15/31	$4,644,649
MidAmerican Energy Holdings Co.
1,500,000	7.630	10/15/07	1,513,358
2,210,000	7.520	09/15/08	2,273,757
6,125,000	6.125	04/01/36	6,227,360
National Rural Utilities Cooperative Finance Corp.
950,000	3.250	10/01/07	942,109
NiSource Finance Corp.(b)
5,000,000	5.930	11/23/09	5,006,025
Progress Energy, Inc.
50,000	5.625	01/15/16	50,505
3,000,000	7.750	03/01/31	3,603,516
TXU Corp. Series O
5,250,000	4.800	11/15/09	5,171,250
Union Electric Co.
500,000	6.750	05/01/08	504,289

			37,705,778

Energy – 0.5%
Canadian Natural Resources Ltd.
1,800,000	5.700	05/15/17	1,805,409
450,000	5.850	02/01/35	426,251
3,100,000	6.500	02/15/37	3,194,371
1,025,000	6.250	03/15/38	1,017,416
Kerr-McGee Corp.
4,575,000	6.950	07/01/24	4,892,655

			11,336,102

Entertainment – 0.1%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,600,904

Environmental – 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,121,419

Food & Beverage – 0.0%
Anheuser-Busch Cos., Inc.
500,000	4.700	04/15/12	489,351
Kraft Foods, Inc.
300,000	4.000	10/01/08	294,992
McDonald’s Corp.
280,000	6.000	04/15/11	287,170

			1,071,513

Gaming – 0.2%
Caesars Entertainment, Inc.
1,745,000	7.500	09/01/09	1,816,981
Harrah’s Operating Co., Inc.
2,475,000	5.500	07/01/10	2,434,781
MGM Mirage, Inc.
850,000	8.500	09/15/10	910,563

			5,162,325

Life Insurance – 0.5%
American International Group, Inc.
1,850,000	6.250	03/15/37	1,841,394
Americo Life, Inc.(a)
1,600,000	7.875	05/01/13	1,646,667
Lincoln National Corp.
513,000	6.500	03/15/08	515,860
Phoenix Life Insurance Co.(a)
3,200,000	7.150	12/15/34	3,409,213
Principal Financial Group Australia(a)
2,750,000	8.200	08/15/09	2,933,744
Prudential Financial, Inc.
1,000,000	4.500	07/15/13	959,302
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	579,238

			11,885,418

Media-Cable – 1.7%
Comcast Cable Communications Holdings, Inc.
7,395,000	8.375	03/15/13	8,479,042
2,050,000	9.455	11/15/22	2,706,431
Cox Communications, Inc.
7,211,000	4.625	01/15/10	7,110,469
5,050,000	5.875 (a)	12/01/16	5,092,021
Cox Enterprises, Inc.(a)
2,825,000	4.375	05/01/08	2,793,436
Rogers Cable, Inc.
1,575,000	5.500	03/15/14	1,559,250
Time Warner Cable, Inc.(a)
8,050,000	5.400	07/02/12	8,072,355
1,525,000	6.550	05/01/37	1,552,059
Viacom, Inc.
1,975,000	5.750	04/30/11	2,002,213

			39,367,276

Media-Non Cable – 0.4%
AMFM, Inc.
5,325,000	8.000	11/01/08	5,505,872
News America, Inc.
2,750,000	6.400	12/15/35	2,771,417

			8,277,289

Metals & Mining – 0.2%
Inco Ltd.
5,550,000	5.700	10/15/15	5,558,584

Noncaptive-Financial – 1.6%
American General Finance Corp.
500,000	4.000	03/15/11	479,135
Countrywide Home Loans MTN
750,000	4.250	12/19/07	743,964
FIA Credit Services NA
300,000	5.375	01/15/08	299,842
GATX Financial Corp.
5,775,000	5.125	04/15/10	5,752,599

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Noncaptive-Financial – (continued)
General Electric Capital Corp.
$3,000,000	7.375%	01/19/10	$3,176,935
345,000	6.125	02/22/11	357,523
HSBC Finance Corp.
250,000	8.000	07/15/10	270,683
8,375,000	5.700	06/01/11	8,512,099
1,000,000	6.375	10/15/11	1,043,649
MBNA Corp.
500,000	6.125	03/01/13	519,503
PHH Corp.
7,950,000	6.000	03/01/08	7,967,053
1,900,000	7.125	03/01/13	2,058,639
Residential Capital LLC
7,000,000	6.375	06/30/10	7,023,813
SLM Corp.
500,000	5.375	01/15/13	465,008
500,000	5.375	05/15/14	454,748

			39,125,193

Pipelines – 1.2%
Boardwalk Pipelines LP
4,400,000	5.875	11/15/16	4,431,410
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,128,411
Energy Transfer Partners LP
2,175,000	5.650	08/01/12	2,203,094
6,450,000	5.950	02/01/15	6,542,675
Enterprise Products Operating LP
3,525,000	5.600	10/15/14	3,519,322
2,450,000	5.000	03/01/15	2,338,752
ONEOK Partners LP
2,625,000	6.650	10/01/36	2,721,209
Panhandle Eastern PipeLine
1,350,000	4.800	08/15/08	1,337,047
Southern Natural Gas Co.(a)
1,650,000	5.900	04/01/17	1,654,506

			28,876,426

Property/Casualty Insurance – 1.6%
AON Capital Trust A
1,852,000	8.205	01/01/27	2,070,639
Arch Capital Group Ltd.
3,200,000	7.350	05/01/34	3,508,363
Aspen Insurance Holdings Ltd.
1,525,000	6.000	08/15/14	1,521,915
CNA Financial Corp.
98,000	6.600	12/15/08	99,823
500,000	5.850	12/15/14	503,128
Endurance Specialty Holdings Ltd.
2,950,000	6.150	10/15/15	2,950,339
Everest Reinsurance Holdings, Inc.
1,000,000	5.400	10/15/14	992,342
Hartford Financial Services Group, Inc.
2,000,000	7.900	06/15/10	2,163,031
QBE Insurance Group Ltd.(a)(b)
3,150,000	5.647	07/01/23	3,096,311
SAFECO Corp.
5,000,000	6.875	07/15/07	5,015,470
Swiss Re Capital I LP(a)(b)
5,400,000	6.854	05/25/49	5,637,886
The Chubb Corp.(b)
4,225,000	6.375	03/29/67	4,275,945
White Mountains Reinsurance Group Ltd.(a)
4,900,000	6.375	03/20/17	4,844,880
Zurich Capital Trust I(a)
2,500,000	8.376	06/01/37	2,610,397

			39,290,469

REIT – 1.0%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,673,277
Highwoods Properties, Inc.(a)
3,525,000	5.850	03/15/17	3,505,570
iStar Financial, Inc.
2,200,000	5.650	09/15/11	2,205,539
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	3,263,403
Liberty Property LP
1,100,000	7.250	03/15/11	1,175,600
Simon Property Group LP
1,625,000	7.000	06/15/08	1,655,295
Westfield Capital Corp.(a)
3,725,000	5.125	11/15/14	3,653,186
Westfield Group(a)
4,411,000	5.400	10/01/12	4,440,355

			23,572,225

Restaurants – 0.0%
Darden Restaurants, Inc.
800,000	4.875	08/15/10	787,786

Retailers – 0.0%
Target Corp.
750,000	5.875	03/01/12	773,190

Tobacco – 0.1%
Altria Group, Inc.
475,000	7.000	11/04/13	516,885
1,020,000	7.750	01/15/27	1,226,948

			1,743,833

Wireless Telecommunications – 0.8%
America Movil SA de CV
1,800,000	5.500	03/01/14	1,796,292
AT&T Wireless Services, Inc.
5,775,000	7.875	03/01/11	6,321,313
Intelsat
3,850,000	5.250	11/01/08	3,744,125
Sprint Capital Corp.
3,100,000	7.625	01/30/11	3,324,027
235,000	6.875	11/15/28	233,501

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Wireless Telecommunications – (continued)
Telecom Italia Capital SA
$2,475,000	4.875%	10/01/10	$2,442,228

			17,861,486

Wirelines Telecommunications – 1.7%
Ameritech Capital Funding
775,000	6.250	05/18/09	785,089
AT&T, Inc.
2,725,000	4.125	09/15/09	2,664,955
BellSouth Corp.
7,000,000	6.000	10/15/11	7,229,229
Deutsche Telekom International Finance BV
2,800,000	5.375	03/23/11	2,820,602
4,075,000	8.250	06/15/30	5,115,903
Embarq Corp.
1,500,000	7.995	06/01/36	1,586,828
France Telecom SA
5,750,000	7.750	03/01/11	6,260,890
Qwest Capital Funding, Inc.
500,000	7.900	08/15/10	522,500
Telecom Italia Capital
3,050,000	4.000	01/15/10	2,959,209
2,625,000	4.950	09/30/14	2,498,601
Telecomunicaciones de Puerto Rico, Inc.
2,650,000	6.800	05/15/09	2,703,989
Telefonica Europe BV
2,575,000	7.750	09/15/10	2,774,459
TPSA Finance BV(a)
2,200,000	7.750	12/10/08	2,273,458

			40,195,712

TOTAL CORPORATE BONDS
(Cost $409,531,458)			413,275,064

Mortgage-Backed Obligations – 45.8%

Adjustable Rate FNMA(b) – 0.4%
$68,974	4.485%	03/01/33	$70,000
9,325,333	3.850	10/01/33	9,224,802

			9,294,802

Adjustable Rate Non-Agency(b) – 27.4%
American Home Mortgage Assets Series 2007-1, Class A1
21,666,438	5.714	02/25/47	21,514,773
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.353	09/10/47	19,884,922
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
161,520	5.960	08/25/33	163,986
Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
3,254,070	5.590	10/25/35	3,264,515
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
22,307,478	5.520	09/25/36	22,223,580
Chase Mortgage Finance Corp. Series 2007-A1, Class 1A3
16,473,742	4.365	02/25/37	16,312,299
Chase Mortgage Finance Corp. Series 2007-A1, Class 4A1
7,718,615	4.497	02/25/37	7,644,748
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
13,000,000	5.915	03/15/49	13,404,046
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
24,000,000	5.962	06/10/46	24,815,781
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
6,687,306	5.640	11/20/35	6,702,553
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
8,465,500	5.620	11/20/35	8,482,150
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
8,540,274	5.640	11/20/35	8,570,173
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
8,240,488	5.650	11/20/35	8,268,374
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
6,867,074	5.700	11/20/35	6,896,029
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
13,077,757	5.620	12/25/35	13,174,396
Countrywide Alternative Loan Trust Series 2006-OA19, Class A1
21,901,423	5.500	02/20/47	21,859,462
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-3, Class 1A1
6,113,745	5.560	03/25/36	6,124,926
Countrywide Home Loans Series 2003-37, Class 1A1
114,206	5.807	08/25/33	114,467
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
157,917	5.100	03/25/33	157,486
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
9,847,217	5.610	10/19/45	9,890,596
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
12,267,613	5.630	11/19/35	12,306,669
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
2,611,189	5.560	01/19/36	2,616,360
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
13,085,937	5.570	01/19/36	13,110,951
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
17,654,959	5.510	01/19/38	17,669,503
Impac CMB Trust Series 2005-6, Class 1A1
11,921,331	5.570	10/25/35	11,932,359
Impac Secured Assets Corp. Series 2005-2, Class A1W
10,665,899	5.570	03/25/36	10,695,072
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
9,558,102	5.540	04/25/46	9,569,932
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
11,503,688	5.530	05/25/46	11,518,510

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(b) – (continued)
JPMorgan Mortgage Trust Series 2007-A1, Class 1A1
$6,868,829	4.204%	07/25/35	$6,752,260
JPMorgan Mortgage Trust Series 2007-A1, Class 2A2
2,923,721	4.766	07/25/35	2,898,322
JPMorgan Mortgage Trust Series 2007-A1, Class 4A2
1,965,393	4.071	07/25/35	1,929,274
JPMorgan Mortgage Trust Series 2007-A1, Class 5A2
7,741,678	4.771	07/25/35	7,675,153
Lehman XS Trust Series 2005-5N, Class 3A1A
10,993,405	5.620	11/25/35	10,999,900
Lehman XS Trust Series 2005-9N, Class 1A1
11,787,361	5.590	02/25/36	11,791,045
Luminent Mortgage Trust Series 2006-2, Class A1A
11,135,281	5.520	02/25/46	11,126,425
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
489,915	5.700	11/25/34	491,489
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
15,211,972	5.833	12/25/46	15,211,972
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
4,671,534	5.674	11/25/29	4,680,618
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.162	10/12/52	18,769,995
Mortgage IT Trust Series 2005-AR1, Class 1A1
10,093,757	5.570	11/25/35	10,116,840
Sequoia Mortgage Trust Series 2003-4, Class 1A2
3,179,484	5.721	07/20/33	3,182,003
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
16,771,839	5.550	02/25/36	16,798,088
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
10,198,499	5.550	02/25/36	10,215,265
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
4,585,858	4.520	12/25/33	4,596,149
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
25,840,417	5.440	08/25/36	25,800,181
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
12,486,116	5.610	07/25/45	12,503,077
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
7,032,754	5.640	08/25/45	7,050,481
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
13,097,180	5.610	10/25/45	13,113,133
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
4,687,988	5.934	09/25/46	4,693,116
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
16,095,162	5.894	10/25/46	16,105,221
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
7,776,946	5.834	12/25/46	7,801,506
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
10,691,769	5.934	09/25/46	10,703,463
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
23,030,040	5.854	11/25/46	23,026,441
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
3,680,473	5.754	01/25/47	3,675,872
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 1A(c)
7,532,386	5.714	03/25/47	7,522,970
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A2, Class 2A(c)
12,046,691	5.714	01/25/47	12,033,515
Washington Mutual Series 2002-AR19, Class A7
836,736	4.679	02/25/33	829,058
Washington Mutual Series 2005-AR15, Class A1A1
13,969,960	5.580	11/25/45	14,013,798
Washington Mutual Series 2005-AR17, Series A1A1
10,752,520	5.590	12/25/45	10,748,434
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
13,099,533	4.975	10/25/35	13,113,565
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
26,133,617	5.090	03/25/36	26,096,335

			654,953,582

Commercial Mortgage Backed Securities – 3.9%
Agency – 0.3%
FNMA
1,257,696	7.040	08/01/15	1,390,007
2,772,840	6.460	12/01/28	2,817,686
FNMA Series 2001-M2, Class C
3,473,738	6.300	09/25/15	3,556,958

			7,764,651

Interest Only(a)(b)(c) – 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.285	02/15/35	431,844
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
23,309,953	1.793	11/15/36	840,643

			1,272,487

Sequential Fixed Rate – 3.5%
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
6,000,000	5.634	07/10/46	6,111,348

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Sequential Fixed Rate – (continued)
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
$2,331,765	6.570%	12/15/30	$2,329,139
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
5,968,988	6.550	01/17/35	5,983,514
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
17,000,000	7.202	10/15/32	17,933,418
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,582,625
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,791,610
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4(b)
10,175,000	5.197	11/15/30	10,089,495
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,852,769
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
748,688	6.390	02/15/30	749,296
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
3,944,800	7.560	11/15/31	4,108,347

			83,531,561

TOTAL COMMERCIAL MORTGAGE BACKED
SECURITIES			$92,568,699

Collateralized Mortgage Obligations – 0.5%
Interest Only(c) – 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
2,218,349	5.500	04/25/33	195,838
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
2,896,234	0.362	10/25/33	11,520
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(b)
796,614	0.000	11/25/32	478
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
301,263	5.500	04/25/33	11,797
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
237,938	5.750	05/25/33	6,850
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
253,996	5.500	06/25/33	12,581
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
2,976,030	0.782	07/25/33	12,936
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
3,587,016	0.605	08/25/33	17,248
FNMA Series 2004-47, Class EI(b)(f)
6,456,603	0.000	06/25/34	272,450
FNMA Series 2004-62, Class DI(b)(f)
2,892,608	0.000	07/25/33	123,435
FNMA Series 2004-71, Class DI(b)(f)
5,993,536	0.000	04/25/34	146,997
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(b)
4,718,626	1.181	01/25/08	38,642
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(b)
11,447,276	0.485	02/25/34	65,333
Washington Mutual Series 2003-AR05, Class X1(b)
13,881,696	0.756	02/25/08	78,222
Washington Mutual Series 2003-AR06, Class X2
10,773,404	0.371	05/25/08	33,016
Washington Mutual Series 2003-AR07, Class X(b)
17,090,544	0.941	06/25/08	128,155
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(b)
12,272,251	0.762	06/25/33	229,896

			1,385,394

Inverse Floaters(b) – 0.1%
FHLMC Series 1544, Class M
27,199	11.674	07/15/08	27,466
FNMA Series 1993-072, Class SA
10,719	8.792	05/25/08	10,840
FNMA Series 1993-093, Class SA
13,867	11.713	05/25/08	14,185
FNMA Series 1993-095, Class SE
21,931	11.976	06/25/08	22,393
FNMA Series 1993-135, Class S
56,146	6.500	07/25/08	57,209
FNMA Series 1993-175, Class SA
137,642	12.177	09/25/08	142,960
GNMA Series 2001-48, Class SA
210,618	9.198	10/16/31	233,088
GNMA Series 2001-51, Class SA
406,587	9.447	10/16/31	460,054
GNMA Series 2001-51, Class SB
420,187	9.198	10/16/31	468,648
GNMA Series 2001-59, Class SA
75,379	9.035	11/16/24	82,737
GNMA Series 2002-11, Class SA
212,121	12.740	02/16/32	260,973
GNMA Series 2002-13, Class SB
493,556	12.740	02/16/32	608,651

			2,389,204

Planned Amortization Class – 0.2%
FHLMC Series 2639, Class UL
325,523	4.750	03/15/22	321,375
FHLMC Series 2681, Class PC
1,500,000	5.000	01/15/19	1,494,132

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Planned Amortization Class – (continued)
FHLMC Series 2775, Class MC
$1,458,800	5.000%	08/15/27	$1,451,019
FHLMC Series 2949, Class WV
2,000,000	5.000	12/15/20	1,971,373
FNMA Series 1999-51, Class LG
108,033	6.500	12/25/28	107,666
FNMA Series 2003-134, Class ME
411,098	4.500	06/25/33	397,780
FNMA Series 2004-64, Class BA
278,930	5.000	03/25/34	275,778

			6,019,123

Regular Floater(b) – 0.0%
FHLMC Series 3138, Class X(f)
90,079	0.000	04/15/36	90,273
FNMA REMIC Trust Series 1993-175, Class FA
297,307	3.930	09/25/08	293,675
FNMA Series 2006-48, Class VF
759,645	5.670	02/25/20	753,993

			1,137,941

Sequential Fixed Rate – 0.1%
FHLMC Series 2367, Class BC
521,686	6.000	04/15/16	521,258
FHLMC Series 2664, Class MA
493,393	5.000	04/15/30	490,679
FHLMC Series 2796, Class AB
239,435	5.500	10/15/31	240,620
FNMA REMIC Series 1993-78, Class H
268,055	6.500	06/25/08	268,544
FNMA Series 2005-103, Class DA
446,368	5.000	06/25/16	441,171

			1,962,272

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$12,893,934

FHLMC – 4.1%
268,937	5.000	12/01/12	266,083
23,285	5.500	07/01/13	23,381
175,284	5.500	12/01/13	176,007
2,279,543	6.500	12/01/13	2,329,711
135,470	4.000	02/01/14	128,299
67,314	5.500	02/01/14	67,592
2,139,174	4.000	03/01/14	2,025,929
415,485	4.000	04/01/14	393,490
26,547	5.500	06/01/14	26,665
64,735	5.500	09/01/14	65,023
3,799	7.000	10/01/14	3,882
1,134,286	6.000	12/01/14	1,137,960
32,995	7.000	05/01/15	33,720
103,170	8.000	07/01/15	108,474
14,446	7.000	02/01/16	14,935
34,920	7.000	03/01/16	36,110
742,193	7.500	05/01/16	771,257
3,206	7.000	10/01/17	3,351
2,547,925	4.500	05/01/18	2,476,014
602,249	4.500	06/01/18	585,252
2,406,643	4.500	09/01/18	2,338,719
1,765,598	4.500	10/01/18	1,715,768
1,615,852	5.000	10/01/18	1,597,706
2,266,551	4.500	11/01/18	2,202,581
1,875,978	4.500	12/01/18	1,823,031
5,314,695	5.000	12/01/18	5,255,010
661,252	4.500	01/01/19	642,590
1,773,475	4.500	03/01/19	1,722,047
42,266,617	4.000	06/01/19	40,029,088
8,148,986	4.500	06/01/19	7,918,995
650,340	5.000	06/01/19	642,077
3,599,501	4.500	02/01/20	3,493,448
3,738,967	5.000	06/01/20	3,691,464
5,298,271	5.000	07/01/20	5,226,081
3,458,158	4.500	10/01/23	3,281,802
560,705	5.500	10/01/25	558,129
783,204	5.500	11/01/25	779,605
74,964	7.000	06/01/26	78,119
62,600	7.500	03/01/27	65,247
17,984	6.500	06/01/29	18,572
2,326,820	6.500	12/01/29	2,404,238
67,994	7.500	12/01/30	70,834
43,165	7.500	01/01/31	44,968
81,161	6.500	03/01/32	83,667
19,312	6.500	04/01/32	19,908
202,394	6.500	07/01/32	208,642
1,421,032	6.500	08/01/33	1,464,900
500,814	6.500	10/01/33	515,955

			98,566,326

FNMA – 9.5%
1,016	9.000	09/15/08	1,034
359,495	8.500	10/01/15	383,951
14,829	7.000	01/01/16	15,297
670,439	6.000	12/01/16	681,978
8,465,621	5.000	10/01/17	8,371,100
56,179,620	5.000	12/01/17	55,552,380
1,613,179	5.000	01/01/18	1,595,271
5,556,491	5.000	02/01/18	5,491,670
1,159,234	4.500	04/01/18	1,125,775
1,648,670	5.000	04/01/18	1,629,481
9,864,653	4.500	05/01/18	9,579,923
1,160,751	5.000	05/01/18	1,147,240
19,787,375	4.500	06/01/18	19,215,654
869,159	5.000	06/01/18	859,043
6,381,760	4.000	07/01/18	6,059,611
3,121,208	4.500	07/01/18	3,030,611
3,106,688	4.000	08/01/18	2,949,864
15,927,322	4.500	08/01/18	15,462,830
79,576	6.000	08/01/18	80,472
26,983,647	4.000	09/01/18	25,620,777
8,712,354	4.500	09/01/18	8,458,007

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Mortgage-Backed Obligations – (continued)

FNMA – (continued)
$3,427,738	4.500%		10/01/18	$3,328,801
2,420,682	4.500		11/01/18	2,350,812
2,760,005	5.000		11/01/18	2,727,882
3,103,063	4.500		12/01/18	3,013,498
2,413,464	5.500		12/01/18	2,422,905
630,625	4.500		01/01/19	612,423
881,125	4.500		03/01/19	855,693
2,957,341	5.000		04/01/19	2,922,921
203,279	5.000		05/01/19	200,725
421,875	4.500		06/01/19	409,304
339,723	5.000		06/01/19	335,769
271,910	4.500		07/01/19	263,702
245,565	4.500		08/01/19	238,151
7,346,023	4.500		09/01/19	7,133,991
435,112	5.000		11/01/19	429,645
817,394	5.000		12/01/19	807,854
2,100,273	4.500		03/01/20	2,039,652
5,479,757	4.500		04/01/20	5,321,592
11,948	7.500		03/01/29	12,470
8,939	7.500		08/01/29	9,330
4,184	7.500		11/01/29	4,367
55,028	6.500		12/01/30	56,675
58,134	7.500		12/01/30	59,973
128,263	8.000		01/01/31	134,511
65,414	8.000		02/01/31	68,967
680,314	7.000		03/01/31	707,548
15,208	6.500		09/01/33	15,643
2,946,130	7.500		09/01/34	3,069,528
3,040,624	7.500		09/01/35	3,153,456
2,240,974	7.500		10/01/35	2,324,132
2,291,466	7.500		02/01/36	2,375,898
649,504	7.500		05/01/36	673,436
2,384,361	7.500		07/01/36	2,472,215
746,970	7.500		08/01/36	774,493
2,338,671	7.500		09/01/36	2,424,841
1,137,677	7.500		10/01/36	1,179,596
1,453,210	7.500		11/01/36	1,506,755
788,919	8.000		11/01/36	832,490
1,866,615	7.500		12/01/36	1,935,392

				226,519,005

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $1,093,527,240)				$1,094,796,348

Agency Debentures – 15.2%

FFCB
$2,500,000	3.250%		06/15/07	$2,494,007
2,000,000	3.625		01/04/08	1,978,944
3,000,000	3.150		07/21/08	2,934,111
750,000	5.200		02/24/10	747,801
420,000	5.810		01/10/11	434,163
750,000	4.650		11/29/11	738,256
250,000	5.220		10/20/14	246,817
9,000,000	4.830		12/22/14	8,948,727
2,000,000	5.200		03/21/16	2,034,522
500,000	5.625		10/19/20	493,410
2,000,000	5.300		08/25/26	2,015,956
FHLB
100,000,000	4.800		05/02/08	99,750,600
800,000	4.500		06/06/08	795,242
500,000	4.050		08/13/08	494,231
2,565,000	5.800		09/02/08	2,590,670
325,000	5.250		11/14/08	326,357
875,000	5.490		12/22/08	882,903
5,000,000	5.375	(e)	05/15/09	5,046,392
10,000,000	6.715		06/29/09	10,380,180
10,000,000	6.500		08/14/09	10,346,593
400,000	4.280		10/30/09	394,081
1,250,000	4.750		03/30/10	1,239,595
200,000	5.000		03/30/10	199,380
550,000	4.000		04/22/10	538,209
1,500,000	5.000	(b)	08/09/10	1,482,795
750,000	5.200		10/28/10	747,571
500,000	5.000	(b)	02/24/11	499,704
100,000	6.000		05/13/11	104,240
1,000,000	5.000		08/03/11	992,019
9,595,000	4.250		11/15/11	9,373,893
1,000,000	4.750		02/16/12	984,026
500,000	5.000		02/21/12	495,465
1,200,000	5.250		05/03/12	1,192,619
2,500,000	4.750		03/26/13	2,450,080
200,000	4.750	(b)	10/29/13	198,561
500,000	5.500	(b)	01/30/15	499,108
1,000,000	5.740		04/20/15	996,183
2,000,000	5.200		04/23/18	1,950,572
500,000	4.000	(b)	06/26/18	490,704
500,000	5.650		03/22/19	493,475
500,000	5.300		11/04/19	487,775
500,000	5.850		12/27/19	495,277
2,000,000	5.400		12/30/19	2,055,940
FHLMC
1,950,000	3.500		09/15/07	1,938,440
10,540,000	3.650		01/23/08	10,423,006
200,000	3.250		03/14/08	196,766
50,000	5.750		04/15/08	50,271
40,000,000	4.480		09/19/08	39,720,632
750,000	4.850		12/01/09	745,105
1,810,000	5.125		07/15/12	1,835,148
750,000	5.250		11/05/12	747,022
1,500,000	4.800		07/30/13	1,468,071
500,000	5.125		08/06/13	493,524
10,500,000	5.000		01/30/14	10,551,534
895,000	5.000	(b)	08/26/14	889,386
1,500,000	4.000	(b)	10/14/14	1,490,592
500,000	5.000		10/27/14	502,796
750,000	5.000		11/13/14	753,485

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest		Maturity
Amount*	Rate		Date	Value
Agency Debentures – (continued)

FHLMC – (continued)
$1,000,000	5.400%		09/22/15	$988,481
1,500,000	5.000		10/20/16	1,454,362
800,000	5.250		03/17/17	780,316
2,000,000	5.000	(b)	02/13/18	1,986,484
500,000	4.500	(b)	07/15/18	483,084
496,000	5.000		07/30/18	476,518
1,000,000	5.125	(b)	08/01/18	988,148
1,135,000	5.000		06/11/21	1,070,785
FNMA
2,850,000	5.750		02/15/08	2,862,198
50,000,000	4.200		03/24/08	49,553,900
1,000,000	4.000		09/02/08	986,477
1,250,000	5.250		01/15/09	1,257,485
500,000	4.000		11/30/09	490,201
200,000	4.250		07/28/10	196,247
5,150,000	6.250		02/01/11	5,381,408
19,560,000	5.300		02/22/11	19,512,948
1,000,000	4.550		03/09/11	984,264
750,000	5.375		11/15/11	767,698
11,000,000	5.625		02/28/12	10,975,959
4,600,000	5.250		08/01/12	4,657,489
1,000,000	4.250	(b)	10/19/12	994,820
300,000	5.000		04/15/13	296,222
500,000	4.625		10/15/14	491,416
500,000	5.310		11/03/14	494,743
800,000	5.000		04/26/17	778,093
669,000	5.250		03/11/22	640,750
306,000	5.000		06/16/28	282,165
Small Business Administration
737,209	6.300		06/01/18	756,855
Tennessee Valley Authority
200,000	5.625		01/18/11	205,722

TOTAL AGENCY DEBENTURES
(Cost $365,166,215)				$364,642,170

Asset-Backed Securities – 3.5%

Credit Card – 0.1%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%		02/15/12	$3,138,240

Home Equity(b) – 3.0%
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
1,034,917	5.600		01/01/32	1,035,888
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
6,114	6.970		12/25/13	6,090
Countrywide Home Equity Loan Trust Series 2002-E, Class A
2,220,324	5.580		10/15/28	2,220,322
Countrywide Home Equity Loan Trust Series 2003-A, Class A
7,144,933	5.670		03/15/29	7,156,295
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
1,364,887	5.540		12/15/29	1,366,596
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
4,443,826	5.560		02/15/30	4,447,348
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
9,488,104	5.550		02/15/36	9,446,594
Countrywide Home Equity Loan Trust Series 2006-H, Class 2A1B
33,434,944	5.470		11/15/36	33,372,254
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
914,874	5.600		01/25/35	914,874
Impac CMB Trust Series 2004-10, Class 2A
4,537,359	5.640		03/25/35	4,550,348
Impac CMB Trust Series 2004-8, Class 1A
1,680,520	5.680		10/25/34	1,680,789
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
4,071,384	5.690		01/25/34	4,078,673
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
1,297,688	5.660		12/25/34	1,299,919

				71,575,990

Manufactured Housing – 0.1%
Mid-State Trust Series 4, Class A
1,781,213	8.330		04/01/30	1,900,323

Utilities – 0.3%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.030		03/15/12	6,360,084

TOTAL ASSET-BACKED SECURITIES
(Cost $83,285,373)				$82,974,637

U.S. Treasury Obligations – 10.1%

United States Treasury Bond
$55,330,000	4.500%		02/15/36	$52,485,485
United States Treasury Inflation Protected Securities
6,584,340	2.000		07/15/14	6,532,982
265,633	1.625		01/15/15	255,589
3,451,899	1.875		07/15/15	3,380,686
7,858,344	2.500		07/15/16	8,074,448
2,914,380	2.375		01/15/25	2,929,748
5,145,492	2.375		01/15/27	5,183,481
United States Treasury Notes
3,000,000	3.625		01/15/10	2,930,700
150,000	3.500		02/15/10	145,958
1,000,000	6.500		02/15/10	1,050,770
500,000	4.000		03/15/10	493,030
500,000	4.500		02/28/11	500,000
1,750,000	4.000		11/15/12	1,707,930
200,000	4.750		05/15/14	202,196
750,000	4.250		11/15/14	734,355
74,600,000	4.875		08/15/16	75,996,514

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
U.S. Treasury Obligations – (continued)

United States Treasury Principal-Only STRIPS(d)
$560,000	0.000%	05/15/18	$332,315
10,200,000	0.000	05/15/20	5,421,300
1,800,000	0.000	08/15/20	943,794
128,500,000	0.000	11/15/21	63,042,100
6,250,000	0.000	11/15/22	2,919,375
400,000	0.000	02/15/25	166,632
8,500,000	0.000	08/15/26	3,296,470
7,300,000	0.000	11/15/26	2,798,966

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $242,098,707)			$241,524,824

Emerging Market Debt(a)(b) – 0.3%

Regional Banks – 0.3%
VTB Capital (Vneshtorgbank)
$7,980,000	5.960%	08/01/08	$7,987,980
(Cost $7,980,000)

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 92.2%
(Cost $2,201,588,993)			$2,205,201,023

Repurchase Agreement(g) – 1.6%

Joint Repurchase Agreement Account II
$39,400,000	5.242%	05/01/07	$39,400,000
Maturity Value: $39,405,737
(Cost $39,400,000)

TOTAL INVESTMENTS – 93.8%
(Cost $2,240,988,993)			$2,244,601,023

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.2%			147,919,018

NET ASSETS – 100.0%			$2,392,520,041

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

EUR = Euro Currency

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $87,044,675, which represents approximately 3.6% of net assets as of April 30, 2007.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Represents security with nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(g)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 63.

Investment Abbreviations:
FFCB	—	Federal Farm Credit Bank
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium-Term Note
REIT	—	Real Estate Investment Trust
REMIC	—	Real Estate Mortgage Investment Conduit
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	06/20/07	$27,980,747	$28,955,198	$974,451
British Pound	Purchase	06/20/07	66,536,092	68,798,478	2,262,386
Canadian Dollar	Purchase	06/20/07	28,296,000	29,354,039	1,058,039
Euro	Purchase	06/20/07	42,244,348	43,173,872	929,524
Euro	Sale	06/20/07	28,766,000	28,757,930	8,070
Japanese Yen	Sale	06/20/07	65,352,333	64,097,332	1,255,001
New Zealand Dollar	Purchase	06/20/07	20,911,000	21,795,003	884,003
Norwegian Krone	Purchase	06/20/07	58,723,275	60,427,043	1,703,768
Swedish Krona	Purchase	06/20/07	16,811,179	17,388,993	577,814
Swiss Franc	Purchase	06/20/07	35,305,000	35,445,429	140,429
Swiss Franc	Sale	06/20/07	27,191,875	27,094,402	97,473

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$9,890,958

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

British Pound	Sale	05/16/07	$2,795,756	$2,850,405	$(54,649)
British Pound	Purchase	06/20/07	14,350,000	14,336,212	(13,788)
British Pound	Sale	06/20/07	49,232,980	50,190,800	(957,820)
Canadian Dollar	Sale	06/20/07	35,279,547	37,287,266	(2,007,719)
Euro	Sale	05/30/07	4,447,973	4,456,280	(8,307)
Euro	Sale	06/20/07	35,060,072	35,733,735	(673,663)
Japanese Yen	Purchase	06/20/07	42,231,000	41,376,112	(854,888)
New Zealand Dollar	Sale	06/20/07	19,144,738	20,399,894	(1,255,156)
Norwegian Krone	Sale	06/20/07	28,168,000	28,872,361	(704,361)
Swedish Krona	Sale	06/20/07	7,117,000	7,438,350	(321,350)
Swiss Franc	Purchase	06/20/07	35,730,000	35,584,288	(145,712)
Swiss Franc	Sale	06/20/07	40,681,462	41,085,278	(403,816)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(7,401,229)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)
FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	432	June 2007	$102,249,000	$(74,560)
Eurodollars	64	September 2007	15,168,000	(30,618)
Eurodollars	(257)	December 2007	(61,031,075)	88,148
Eurodollars	158	March 2008	37,598,075	42,913
Eurodollars	92	June 2008	21,923,600	58,337
U.S. Treasury Bonds	(169)	June 2007	(18,885,750)	(80,281)
2 Year U.S. Treasury Notes	(64)	June 2007	(13,102,000)	(33,024)
5 Year U.S. Treasury Notes	1,969	June 2007	208,375,578	557,079
10 Year U.S. Treasury Notes	(2,064)	June 2007	(223,589,250)	(155,465)

TOTAL			$68,706,178	$372,529

SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged

	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made (received)	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$100,000	10/14/08	3.514%	3 month LIBOR	$—	$(2,449,900)
Banc of America Securities LLC(a)	127,100	06/21/10	5.000	3 month LIBOR	703,835	(708,017)
Banc of America Securities LLC	80,000	09/02/10	4.309	3 month LIBOR	—	(1,901,633)
Banc of America Securities LLC	65,000	10/06/10	4.702	3 month LIBOR	—	(688,743)
Banc of America Securities LLC	65,000	04/19/12	4.547	3 month LIBOR	—	(1,276,996)
Deutsche Bank Securities, Inc.(a)	AUD 170,600	06/20/12	6.250	6 month BBSW	(715,020)	(772,171)
Deutsche Bank Securities, Inc.(a)	AUD 170,600	06/20/12	6 month BBSW	6.250%	2,290,136	(802,945)
Banc of America Securities LLC(a)	$364,100	06/20/12	5.000	3 month LIBOR	1,045,280	(639,704)
Deutsche Bank Securities, Inc.(a)	556,300	06/20/12	5.000	3 month LIBOR	1,416,445	(798,695)
Deutsche Bank Securities, Inc.(a)	585,350	06/20/12	3 month LIBOR	5.000	1,953,436	(2,575,543)
JPMorgan Securities, Inc.(a)	90,400	06/20/12	3 month LIBOR	5.000	644,432	(744,817)
Banc of America Securities LLC(a)	474,900	06/20/12	3 month LIBOR	5.000	2,041,018	(2,569,191)
Bear Stearns & Co., Inc.(a)	74,000	06/20/12	3 month LIBOR	5.000	499,931	(582,105)
Banc of America Securities LLC(a)	93,000	06/20/14	5.100	3 month LIBOR	1,569,924	(1,333,537)
JPMorgan Securities, Inc.(a)	100,000	06/20/14	5.100	3 month LIBOR	1,101,249	(847,069)
Deutsche Bank Securities, Inc.(a)	552,300	06/20/14	5.100	3 month LIBOR	3,241,004	(1,809,840)
JPMorgan Securities, Inc.(a)	168,700	06/20/14	3 month LIBOR	5.100	1,046,763	(1,475,564)
Banc of America Securities LLC(a)	254,900	06/20/14	3 month LIBOR	5.100	250,202	(898,108)
Deutsche Bank Securities, Inc.(a)	18,700	06/20/14	3 month LIBOR	5.100	135,329	(182,861)
Banc of America Securities LLC	11,000	05/26/15	4.532	3 month LIBOR	—	(299,418)
Banc of America Securities LLC	25,000	10/19/15	4.965	3 month LIBOR	—	(259,775)
Bear Stearns & Co., Inc.	85,000	06/19/16	5.666	3 month LIBOR	—	4,492,864
JPMorgan Securities, Inc.(a)	69,700	06/20/17	5.100	3 month LIBOR	1,058,298	(1,402,743)
Banc of America Securities LLC	80,000	03/23/20	3 month LIBOR	5.108	—	1,105,797
Banc of America Securities LLC(a)	65,400	06/20/22	5.250	3 month LIBOR	(157,681)	(174,166)
Banc of America Securities LLC	9,000	03/30/35	5.320	3 month LIBOR	—	(81,940)
Banc of America Securities LLC	10,000	04/09/35	5.265	3 month LIBOR	—	(170,387)

TOTAL					$18,124,581	$(19,847,207)

(a)	Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.
AUD —Australian Dollar
BBSW —Australian Bank Bill Swap Rate
LIBOR—London Interbank Offered Rate
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate		Upfront Payments	Unrealized
		Amount	Paid by	Termination	made (received)	Gain
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	by the Fund	(Loss)

Protection Purchased:
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	$280,500	0.400%	12/20/11	$(548,865)	$(131,143)
Core Investment Grade Bond Trust	Banc of America Securities LLC	126,000	0.350	06/20/12	200,491	(193,730)
PHH Corp. 7.125% 03/01/13	Bear Stearns & Co., Inc.	2,600	1.150	06/20/13	—	(99,339)
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	65,000	0.650	12/20/16	(314,106)	265,074
Core Investment Grade Bond Trust	Banc of America Securities LLC	17,000	0.650	12/20/16	9,343	(22,166)

TOTAL					$(653,137)	$(181,304)

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Payments	Unrealized
Swap Counterparty	(000s)	Date	Security	to be Exchanged(a)	Gain (Loss)

JPMorgan Securities, Inc.	$51,000	05/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	$590
Banc of America Securities LLC	28,000	06/05/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(11,619)
Banc of America Securities LLC	20,000	06/18/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(16,927)
Banc of America Securities LLC	21,000	07/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(8,714)
Banc of America Securities LLC	28,000	07/18/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(20,100)
Banc of America Securities LLC	28,000	08/01/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(12,168)
JPMorgan Securities, Inc.	22,000	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	10,270
Banc of America Securities LLC	22,000	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	6,154
DMG & Partners	27,000	08/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	12,605
Banc of America Securities LLC	25,000	10/02/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(10,759)
Banc of America Securities LLC	25,000	10/31/07	Banc of America Securities LLC CMBS AAA 10Yr Index	Monthly duration adjusted return	(18,400)

TOTAL					$(69,068)

(a)	Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – 100.3%

Automotive – 3.2%
Chrysler Corp.
$3,325,000	7.450%	03/01/27	$3,811,780
DaimlerChrysler NA
400,000	8.500	01/18/31	504,492
Ford Motor Credit Co.
1,700,000	5.700	01/15/10	1,640,760
General Motors Acceptance Corp.
1,275,000	6.875	09/15/11	1,281,722

			7,238,754

Banks – 17.7%
ANZ Capital Trust I(a)
325,000	4.484	01/15/49	318,117
800,000	5.360	12/29/49	787,286
Astoria Financial Corp.
225,000	5.750	10/15/12	227,166
Banca Popolare di Bergamo Capital Trust(b)
EUR 475,000	8.364	02/15/49	725,527
Credit Suisse First Boston London(a)(b)
$1,625,000	7.900	05/29/49	1,628,455
Danske Bank A/S(a)(b)
300,000	7.400	06/15/10	300,769
Greater Bay Bancorp Series D
2,700,000	5.125	04/15/10	2,687,896
GreenPoint Financial Corp.
600,000	3.200	06/06/08	586,732
HBOS PLC(a)(b)
1,750,000	5.375	12/29/49	1,737,209
HSBC Capital Funding LP(a)(b)
1,050,000	4.610	06/27/49	1,002,779
HSBC USA, Inc.
250,000	6.625	03/01/09	256,696
Huntington National Bank
1,000,000	8.000	04/01/10	1,071,663
JPMorgan Chase Capital Co. Series T
1,650,000	6.550	09/29/36	1,685,988
Key Bank N.A.(c)
1,000,000	6.500	10/15/27	1,016,723
Lehman Brothers Holdings E-Capital Trust I(b)
675,000	6.140	08/19/65	682,858
Manufacturers & Traders Trust Co.(b)
1,495,000	5.585	12/28/20	1,485,645
Mizuho JGB Investment LLC(a)(b)
1,275,000	9.870	06/30/49	1,338,004
MUFG Capital Finance 1 Ltd.(b)
4,325,000	6.346	07/25/49	4,421,344
Nordea Bank Sweden AB(a)(b)
2,380,000	8.950	11/12/49	2,573,044
North Fork Bancorp.(b)
1,350,000	5.000	08/15/12	1,348,657
PNC Funding Corp.
600,000	7.500	11/01/09	632,956
Popular North America, Inc.
1,795,000	4.250	04/01/08	1,765,289
RBS Capital Trust II(b)
1,000,000	5.512	09/30/49	988,930
Resona Bank Ltd.(a)(b)
EUR 1,475,000	5.850	04/15/49	1,467,861
$925,000	4.125	09/27/49	1,219,250
Resona Preferred Global Securities Ltd.(a)(b)
2,175,000	7.191	07/30/49	2,299,151
Royal Bank of Scotland Group PLC
400,000	9.118	03/31/49	441,582
Sovereign Bank
1,000,000	4.000	02/01/08	989,768
300,000	5.125	03/15/13	294,455
455,000	4.375 (b)	08/01/13	448,734
Tokai Preferred Capital Co. LLC(a)(b)
650,000	9.980	12/29/49	682,537
Unicredito Italiano Capital Trust(a)(b)
500,000	9.200	10/05/49	561,496
Wachovia Capital Trust III(b)
1,775,000	5.800	03/15/42	1,801,447
Washington Mutual Bank
500,000	5.950	05/20/13	509,553

			39,985,567

Captive Financial – 0.8%
Nelnet, Inc.
1,760,000	5.125	06/01/10	1,721,365

Consumer Cyclical Services – 0.5%
Sabre Holdings Corp.
1,300,000	8.350	03/15/16	1,226,554

Diversified Manufacturing – 1.0%
Tyco International Group SA
2,000,000	6.875	01/15/29	2,371,312

Electric – 6.8%
Arizona Public Service Co.
500,000	6.250	08/01/16	516,593
2,000,000	6.875	08/01/36	2,137,398
Centerpoint Energy, Inc.
2,100,000	5.875	06/01/08	2,108,045
CenterPoint Energy, Inc. Series B
350,000	7.250	09/01/10	370,165
Commonwealth Edison Co.
425,000	5.900	03/15/36	404,972
MidAmerican Energy Holdings Co.
280,000	7.520	09/15/08	288,078
2,100,000	6.125	04/01/36	2,135,095
NiSource Finance Corp.(b)
500,000	5.930	11/23/09	500,602
Ohio Edison Co.
1,500,000	6.875	07/15/36	1,643,442
Progress Energy, Inc.
2,175,000	5.625	01/15/16	2,196,970
1,000,000	7.000	10/30/31	1,109,302
Southwestern Public Service Cos.
375,000	6.000	10/01/36	372,719
Tampa Electric Co.
275,000	6.550	05/15/36	294,322

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Electric – (continued)
TXU Corp. Series O
$1,225,000	4.800%	11/15/09	$1,206,625

			15,284,328

Energy – 6.1%
Anadarko Petroleum Corp.
6,025,000	6.450	09/15/36	6,040,219
Canadian Natural Resources Ltd.
1,375,000	5.850	02/01/35	1,302,435
4,275,000	6.500	02/15/37	4,405,140
Kerr-McGee Corp.
800,000	6.950	07/01/24	855,546
XTO Energy, Inc.
1,200,000	6.250	04/15/13	1,248,185

			13,851,525

Entertainment – 0.8%
Time Warner Entertainment Co.
325,000	7.250	09/01/08	332,831
1,290,000	8.375	03/15/23	1,542,605

			1,875,436

Gaming – 1.1%
Harrah’s Operating Co., Inc.
2,425,000	5.500	07/01/10	2,385,594

Healthcare Products – 0.4%
Hospira, Inc.
1,000,000	6.050	03/30/17	1,010,293

Life Insurance – 6.9%
American International Group, Inc.
1,150,000	6.250	03/15/37	1,144,650
Americo Life, Inc.(a)
550,000	7.875	05/01/13	566,042
AXA Financial, Inc.
805,000	7.750	08/01/10	867,495
AXA SA(a)(b)
825,000	6.379	12/14/49	807,002
825,000	6.463	12/31/49	815,197
Lincoln National Corp.(b)
1,600,000	7.000	05/17/66	1,690,231
Phoenix Life Insurance Co.(a)
2,600,000	7.150	12/15/34	2,769,985
Reinsurance Group of America, Inc.
625,000	6.750	12/15/11	658,224
2,250,000	6.750 (b)	12/15/65	2,260,518
SL Finance PLC(b)
EUR650,000	6.375	07/12/22	953,017
Stingray Pass-Through Trust(a)
$400,000	5.902	01/12/15	370,992
Symetra Financial Corp.(a)
1,600,000	6.125	04/01/16	1,625,678
The MONY Group, Inc.
1,000,000	8.350	03/15/10	1,084,859

			15,613,890

Media-Cable – 4.1%
Comcast Cable Communications Holdings, Inc.
1,350,000	9.455	11/15/22	1,782,284
Cox Communications, Inc.
850,000	4.625	01/15/10	838,150
Cox Enterprises, Inc.(a)
3,275,000	4.375	05/01/08	3,238,409
Time Warner Cable, Inc.(a)
3,225,000	6.550	05/01/37	3,282,223

			9,141,066

Media-Non Cable – 0.8%
AMFM, Inc.
1,700,000	8.000	11/01/08	1,757,743

Metals & Mining – 1.2%
Falconbridge Ltd.
500,000	7.250	07/15/12	547,063
Inco Ltd.
2,050,000	5.700	10/15/15	2,053,171

			2,600,234

Noncaptive-Financial – 9.6%
American General Finance Corp.(c)
1,825,000	8.450	10/15/09	1,965,193
Capital One Bank
325,000	5.000	06/15/09	324,006
Capital One Financial Corp.
1,775,000	5.700	09/15/11	1,789,708
GATX Financial Corp.
3,400,000	5.125	04/15/10	3,386,811
MGIC Investment Corp.
1,300,000	5.625	09/15/11	1,307,760
Nelnet, Inc.(b)
625,000	7.400	09/29/36	633,788
PHH Corp.
3,088,000	6.000	03/01/08	3,094,624
750,000	7.125	03/01/13	812,621
Residential Capital LLC
2,575,000	6.375	06/30/10	2,583,759
900,000	6.500	04/17/13	899,524
SLM Corp.
5,000,000	5.400	10/25/11	4,796,835

			21,594,629

Paper – 1.4%
Weyerhaeuser Co.
3,025,000	7.375	03/15/32	3,198,520

Pipelines – 6.7%
Boardwalk Pipelines LP
1,775,000	5.875	11/15/16	1,787,671
Energy Transfer Partners LP
4,350,000	5.950	02/01/15	4,412,502
Enterprise Products Operating LP
1,805,000	4.950	06/01/10	1,791,589
2,350,000	5.600	10/15/14	2,346,215
275,000	5.000	03/01/15	262,513

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Pipelines – (continued)
ONEOK Partners LP
$1,375,000	5.900%	04/01/12	$1,413,416
775,000	6.650	10/01/36	803,405
Panhandle Eastern PipeLine
150,000	4.800	08/15/08	148,561
Southern Natural Gas Co.(a)
700,000	5.900	04/01/17	701,911
TransCanada PipeLines Ltd.(b)
1,500,000	6.350	05/15/67	1,497,315

			15,165,098

Property/Casualty Insurance – 10.6%
Ace Capital Trust II
250,000	9.700	04/01/30	334,205
AON Capital Trust A
1,000,000	8.205	01/01/27	1,118,056
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,364,973
Aspen Insurance Holdings Ltd.
1,025,000	6.000	08/15/14	1,022,926
Catlin Insurance Co. Ltd.(a)(b)
1,050,000	7.249	01/19/49	1,058,540
CNA Financial Corp.
350,000	6.600	12/15/08	356,509
1,000,000	5.850	12/15/14	1,006,256
Endurance Specialty Holdings Ltd.
1,100,000	6.150	10/15/15	1,100,127
Everest Reinsurance Holdings, Inc.(b)
1,500,000	6.600	05/15/37	1,505,403
Marsh & McLennan Cos., Inc.
1,000,000	5.150	09/15/10	990,431
PartnerRe Finance(b)
175,000	6.440	12/01/66	175,402
QBE Capital Funding II LP(a)(b)
1,500,000	6.797	06/01/49	1,512,959
QBE Insurance Group Ltd.(a)(b)
855,000	5.647	07/01/23	840,427
Swiss Re Capital I LP(a)(b)
4,375,000	6.854	05/29/49	4,567,732
The Chubb Corp.(b)
1,625,000	6.375	03/29/67	1,644,594
The Travelers Cos., Inc.(b)
1,300,000	6.250	03/15/37	1,301,773
White Mountains Reinsurance Group Ltd.(a)
1,725,000	6.375	03/20/17	1,705,595
ZFS Finance USA Trust II(a)(b)
2,100,000	6.450	12/15/65	2,124,307
Zurich Capital Trust I(a)
125,000	8.376	06/01/37	130,520

			23,860,735

REIT – 13.0%
Arden Realty LP
1,160,000	5.200	09/01/11	1,165,533
BRE Properties, Inc.
3,525,000	7.450	01/15/11	3,788,511
Camden Property Trust
1,650,000	4.375	01/15/10	1,618,097
Colonial Realty LP
1,750,000	6.050	09/01/16	1,790,171
Health Care Property Investors, Inc.
1,825,000	5.950	09/15/11	1,858,117
Heritage Property Investment Trust
885,000	4.500	10/15/09	868,984
Highwoods Properties, Inc.(a)
2,925,000	5.850	03/15/17	2,908,878
iStar Financial, Inc. Series B
3,200,000	5.700	03/01/14	3,188,669
Liberty Property LP
225,000	7.750	04/15/09	235,337
Pan Pacific Retail Properties, Inc.
1,350,000	5.950	06/01/14	1,388,333
Post Apartment Homes LP
1,500,000	7.700	12/20/10	1,614,069
3,000,000	6.300	06/01/13	3,110,535
ProLogis
2,250,000	5.500	04/01/12	2,275,157
Shurgard Storage Centers, Inc.
2,050,000	7.750	02/22/11	2,204,980
Simon Property Group LP
200,000	7.000 (c)	06/15/08	203,729
1,000,000	5.600	09/01/11	1,016,017

			29,235,117

Retailers – 0.9%
Federated Retail Holdings, Inc.
2,050,000	5.350	03/15/12	2,048,973

Tobacco – 0.9%
Altria Group, Inc.
275,000	7.000	11/04/13	299,249
393,000	7.750	01/15/27	472,736
Imperial Tobacco Overseas BV
1,200,000	7.125	04/01/09	1,238,343

			2,010,328

Wireless Telecommunications – 2.1%
America Movil SA de CV
800,000	5.500	03/01/14	798,352
AT&T Wireless Services, Inc.
900,000	8.750	03/01/31	1,176,542
Intelsat
350,000	5.250	11/01/08	340,375
Sprint Capital Corp.
1,500,000	7.625	01/30/11	1,608,400
850,000	6.875	11/15/28	844,577

			4,768,246

Wirelines Telecommunications – 3.7%
Ameritech Capital Funding
575,000	6.250	05/18/09	582,485

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – (continued)

Wirelines Telecommunications – (continued)
Bellsouth Telecommunications, Inc.
$426,000	6.125%	09/23/08	$429,440
Deutsche Telekom International Finance BV
550,000	5.375	03/23/11	554,047
1,650,000	8.250	06/15/30	2,071,470
Embarq Corp.
500,000	7.995	06/01/36	528,943
France Telecom SA
EUR175,000	8.125	01/28/33	322,002
Telecom Italia Capital
$700,000	4.000	01/15/10	679,163
1,700,000	4.950	09/30/14	1,618,141
TPSA Finance BV(a)
350,000	7.750	12/10/08	361,686
Verizon Communications, Inc.
1,260,000	7.510	04/01/09	1,309,681

			8,457,058

TOTAL CORPORATE BONDS
(Cost $225,986,072)			$226,402,365

Emerging Markets Debt – 0.4%

Korea Development Bank
$150,000	5.750%	09/10/13	$153,482
VTB Capital (Vneshtorgbank)(a)(b)
700,000	5.955	08/01/08	700,700

TOTAL EMERGING MARKETS DEBT
(Cost $852,350)			854,182

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 100.7%
(Cost $226,838,422)			$227,256,547

Repurchase Agreement(d) – 0.8%

Joint Repurchase Agreement Account II
1,800,000	5.242%	05/01/07	1,800,000
Maturity Value: $1,800,262
(Cost $1,800,000)

TOTAL INVESTMENTS – 101.5%
(Cost $228,638,422)			$229,056,547

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%			(3,412,877)

NET ASSETS – 100.0%			$225,643,670

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

EUR	=	Euro Currency

(a)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $46,004,741, which represents approximately 20.4% of net assets as of April 30, 2007.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(c)	Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 63.

Investment Abbreviation:
REIT	—	Real Estate Investment Trust

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, to sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts	Sale Contract	Date	Settlement Date	Value	Loss

British Pound	Sale	05/16/07	$514,865	$524,930	$(10,065)
Euro	Sale	05/30/07	2,987,482	2,993,061	(5,579)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS			$3,502,347	$3,517,991	$(15,644)

FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	(5)	June 2007	$(1,183,437)	$2,358
Eurodollars	6	September 2007	1,422,000	(2,908)
Eurodollars	7	March 2008	1,665,737	1,914
Eurodollars	4	June 2008	953,200	2,536
U.S. Treasury Bonds	(69)	June 2007	(7,710,750)	55,313
2 Year U.S. Treasury Notes	(76)	June 2007	(15,558,625)	(4,442)
5 Year U.S. Treasury Notes	122	June 2007	12,911,031	37,169
10 Year U.S. Treasury Notes	2	June 2007	216,656	1,028

TOTAL			$(7,284,188)	$92,968

SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged

	Notional		Payments	Payments	Upfront Payments
	Amount	Termination	received by	made by	made by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$8,000	09/02/10	4.309%	3 month LIBOR	$—	$(190,163)
Banc of America Securities LLC	5,000	05/23/12	4.374	3 month LIBOR	—	(67,417)
Banc of America Securities LLC (a)	13,100	06/20/12	5.000	3 month LIBOR	24,442	(9,894)
Deutsche Bank Securities, Inc. (a)	13,500	06/20/12	3 month LIBOR	5.000%	19,621	(34,612)
Banc of America Securities LLC (a)	9,600	06/20/12	3 month LIBOR	5.000	31,433	(42,094)
Deutsche Bank Securities, Inc. (a)	22,000	06/20/14	5.100	3 month LIBOR	263,944	(203,627)
Deutsche Bank Securities, Inc. (a)	14,000	06/20/14	3 month LIBOR	5.100	101,316	(136,901)
Banc of America Securities LLC (a)	14,000	06/20/14	3 month LIBOR	5.100	99,609	(135,194)
Banc of America Securities LLC (a)	8,700	06/20/14	5.100	3 month LIBOR	146,864	(124,750)
JPMorgan Securities, Inc.(a)	2,700	06/20/14	3 month LIBOR	5.100	21,016	(27,879)
Banc of America Securities LLC	7,000	10/19/15	4.965	3 month LIBOR	—	(72,737)
Deutsche Bank Securities, Inc. (a)	15,900	06/20/22	3 month LIBOR	5.250	60,729	25,868
Banc of America Securities LLC	4,000	03/19/35	5.288	3 month LIBOR	—	(55,743)
Banc of America Securities LLC	2,800	04/09/35	5.266	3 month LIBOR	—	(47,708)
Banc of America Securities LLC (a)	2,800	06/22/37	5.250	3 month LIBOR	94,591	(149,068)

TOTAL					$863,565	$(1,271,919)

(a)	Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.
LIBOR—London Interbank Offered Rate
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS

		Notional	Rate Paid		Upfront Payments
		Amount	(Received)	Termination	made (received)	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	by Fund	Date	by the Fund	Gain (Loss)

Protection Purchased:
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	$39,700	0.400%	12/20/11	$(77,683)	$(18,561)
Core Investment Grade Bond Trust	Banc of America Securities LLC	68,900	0.350	06/20/12	130,091	(125,132)
Lowe’s Cos., Inc. 8.250% 6/1/2010	Banc of America Securities LLC	5,000	0.180	06/20/13	—	9,784
Centex Corp. 5.250% 6/15/2015	Bear Stearns & Co., Inc.	2,000	0.845	06/20/13	—	63,474
Core Investment Grade Bond Trust	Deutsche Bank Securities, Inc.	48,300	0.650	12/20/16	(321,920)	285,486
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	18,000	0.650	12/20/16	(114,101)	100,523
Core Investment Grade Bond Trust	Banc of America Securities LLC	2,000	0.650	12/20/16	1,099	(2,608)

Protection Sold:
Countrywide Home Loans, Inc. 4.00%, 3/22/2011	JPMorgan Securities, Inc	2,500	(0.450)	03/20/12	—	(20,296)
Countrywide Home Loans, Inc. 4.00%, 3/22/2011	JPMorgan Securities, Inc.	1,500	(0.720)	03/20/12	—	(2,340)
Countrywide Home Loans, Inc. 4.00%, 3/22/2011	Deutsche Bank Securities, Inc	1,000	(0.610)	03/20/12	—	3,250

TOTAL					$(382,514)	$293,580

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds – 7.1%

Banks – 1.2%
JPMorgan Chase Capital XXII Series V
$250,000	6.450%	02/02/37	$252,931
MUFG Capital Finance 1 Ltd.(a)
100,000	6.346	07/29/49	102,134
Resona Preferred Global Securities Ltd.(a)(b)
175,000	7.191	12/29/49	184,989
Washington Mutual, Inc.
350,000	8.250	04/01/10	377,835

			917,889

Electric – 0.9%
Arizona Public Service Co.
150,000	6.250	08/01/16	154,978
Commonwealth Edison Co.
75,000	5.900	03/15/36	71,466
MidAmerican Energy Holdings Co.
325,000	6.125	04/01/36	330,431
Progress Energy, Inc.
100,000	5.625	01/15/16	101,010

			657,885

Energy – 0.5%
Canadian Natural Resources Ltd.
25,000	5.700	05/15/17	25,075
100,000	6.500	02/15/37	103,044
25,000	6.250	03/15/38	24,815
Kerr-McGee Corp.
75,000	6.950	07/01/24	80,208
XTO Energy, Inc.
150,000	5.000	01/31/15	144,529

			377,671

Life Insurance – 0.5%
American International Group, Inc.
100,000	6.250	03/15/37	99,535
Americo Life, Inc.(b)
50,000	7.875	05/01/13	51,458
Phoenix Life Insurance Co.(b)
100,000	7.150	12/15/34	106,538
Symetra Financial Corp.(b)
100,000	6.125	04/01/16	101,605

			359,136

Media-Cable – 1.1%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	230,776
Cox Communications, Inc.(b)
150,000	5.875	12/01/16	151,248
Time Warner Cable, Inc.(b)
250,000	5.400	07/02/12	250,694
150,000	6.550	05/01/37	152,662

			785,380

Media-Non Cable – 0.1%
AMFM, Inc.
50,000	8.000	11/01/08	51,698

Noncaptive-Financial – 0.5%
GATX Financial Corp.
150,000	8.875	06/01/09	160,144
Residential Capital LLC
175,000	6.375	06/30/10	175,595

			335,739

Pipelines – 1.0%
Boardwalk Pipelines LP
200,000	5.875	11/15/16	201,428
Energy Transfer Partners LP
100,000	5.950	02/01/15	101,437
Enterprise Products Operating LP
125,000	5.600	10/15/14	124,799
75,000	5.000	03/01/15	72,127
ONEOK Partners LP
75,000	6.150	10/01/16	77,207
125,000	6.650	10/01/36	129,581
Southern Natural Gas Co.(b)
50,000	5.900	04/01/17	50,137

			756,716

Property/Casualty Insurance – 0.4%
Endurance Specialty Holdings Ltd.
75,000	6.150	10/15/15	75,009
Swiss Re Capital I LP(a)(b)
100,000	6.854	05/29/49	104,405
The Chubb Corp.(a)
125,000	6.375	03/29/67	126,507

			305,921

REIT – 0.3%
iStar Financial, Inc. Series B
100,000	5.700	03/01/14	99,646
Westfield Capital Corp.(b)
150,000	5.125	11/15/14	147,108

			246,754

Wireless Telecommunications – 0.1%
Sprint Capital Corp.
50,000	6.875	11/15/28	49,681

Wirelines Telecommunications – 0.5%
Deutsche Telekom International Finance BV
200,000	8.250	06/15/30	251,027
Telecom Italia Capital
150,000	4.950	09/30/14	142,777

			393,804

TOTAL CORPORATE BONDS
(Cost $5,236,190)			$5,238,274

Mortgage-Backed Obligations – 14.3%

Adjustable Rate Non-Agency(a) – 7.4%
Countrywide Alternative Loan Trust Series 2005-38, Class A3
$471,440	5.670%	09/25/35	$473,321

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations – (continued)

Adjustable Rate Non-Agency(a) – (continued)
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
$953,964	5.500%	11/19/36	$949,939
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
1,858,417	5.510	01/19/38	1,859,948
Lehman XS Trust Series 2006-2N, Class 1A1
2,041,446	5.580	02/25/46	2,046,460
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
97,983	5.700	11/25/34	98,298

			5,427,966

FHLMC – 0.6%
437,356	5.000	05/01/18	432,262

FNMA – 6.2%
72,721	4.500	04/01/18	70,598
3,662,589	4.500	06/01/18	3,556,874
999,127	4.500	01/01/19	969,971

			4,597,443

Collateralized Mortgage Obligation – 0.1%
Regular Floater(a)(d) – 0.1%
FHLMC Series 3167 Class X(d)
$90,683	0.000%	06/15/36	$84,975

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $10,535,450)			$10,542,646

Agency Debentures – 8.4%

FHLB
$1,600,000	5.000%	12/11/09	$1,607,568
1,800,000	4.750	10/06/10	1,799,231
FNMA
2,800,000	5.125	09/02/08	2,804,965

TOTAL AGENCY DEBENTURES
(Cost $6,208,430)			$6,211,764

Asset-Backed Securities(a) – 5.3%

Home Equity – 5.3%
Countrywide Home Equity Loan Trust Series 2007-B Class A
$1,000,000	5.470%	09/25/32	$1,001,977
Countrywide Home Equity Loan Trust Series 2007-C Class A
1,000,000	5.470	05/15/37	999,989
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A
1,920,683	5.590	11/25/35	1,922,225

			3,924,191

TOTAL ASSET-BACKED SECURITIES
(Cost $3,924,884)			$3,924,191

U.S. Treasury Obligations – 34.7%

United States Treasury Bonds
$1,100,000	4.500	02/15/36	$1,043,109
United States Treasury Inflation Protected Securities
906,732	2.500	07/15/16	931,030
107,940	2.375	01/15/25	108,509
100,892	2.375	01/15/27	101,637
United States Treasury Notes
9,200,000	4.875	10/31/08	9,214,370
3,900,000	4.875	08/15/09	3,925,350
7,800,000	4.625	11/15/09	7,812,496
1,600,000	4.875	08/15/16	1,629,952
United States Treasury Principal-Only STRIPS(c)
850,000	0.000	11/15/21	417,010
1,100,000	0.000	11/15/26	421,762

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,607,995)			$25,605,225

Foreign Debt Obligation – 2.4%

Government of Japan
JPY215,000,000	1.700%	12/20/16	$1,820,516
(Cost $1,779,880)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 3.6%

Fixed Income – 3.6%
85,647	Goldman Sachs Emerging Markets Debt Fund	$1,055,409
190,365	Goldman Sachs High Yield Fund	1,583,856

		2,639,265

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)
(Cost $2,593,407)		$2,639,265

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT – 75.8%
(Cost $55,886,236)		$55,981,881

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Principal	Interest	Maturity
Amount	Rate	Date	Value
Repurchase Agreement(e) – 23.2%

Joint Repurchase Agreement Account II
$17,100,000	5.242%	05/01/07	$17,100,000
Maturity Value: $17,102,490
(Cost $17,100,000)

TOTAL INVESTMENTS – 99.0%
(Cost $72,986,236)			$73,081,881

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.0%			745,449

NET ASSETS – 100.0%			$73,827,330

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

JPY	=	Japanese Yen

(a)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(b)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,300,844, which represents approximately 1.8% of net assets as of April 30, 2007.

(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Security is issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	Joint repurchase agreement was entered into on April 30, 2007. Additional information appears on page 63.

Investment Abbreviations:
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FORWARD FOREIGN CURRENCY CONTRACTS — At April 30, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Gain	Sale Contract	Date	Settlement Date	Value	Gain

Australian Dollar	Purchase	06/20/07	$985,575	$1,013,789	$28,214
British Pound	Purchase	06/20/07	2,094,689	2,161,418	66,729
Canadian Dollar	Purchase	06/20/07	1,090,000	1,123,440	33,440
Euro	Purchase	05/30/07	66,504	66,698	194
Euro	Purchase	06/20/07	1,040,988	1,063,505	22,517
Euro	Sale	06/20/07	229,000	228,936	64
Japanese Yen	Sale	05/31/07	1,841,970	1,828,405	13,565
Japanese Yen	Sale	06/20/07	1,391,076	1,367,577	23,499
New Zealand Dollar	Purchase	06/20/07	615,000	640,524	25,524
Norwegian Krone	Purchase	06/20/07	1,938,037	1,989,593	51,556
Swedish Krona	Purchase	06/20/07	335,706	343,960	8,254
Swiss Franc	Purchase	06/20/07	1,042,000	1,046,360	4,360
	Sale	06/20/07	1,660,517	1,654,564	5,953

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED GAIN					$283,869

Open Forward Foreign Currency	Purchase/	Expiration	Value on	Current	Unrealized
Contracts with Unrealized Loss	Sale Contract	Date	Settlement Date	Value	Loss

Australian Dollar	Sale	07/18/07	$10,570	$10,606	$(36)
British Pound	Sale	05/16/07	88,549	89,239	(690)
British Pound	Purchase	06/20/07	457,000	456,828	(172)
British Pound	Sale	06/20/07	1,412,999	1,439,816	(26,817)
Canadian Dollar	Sale	06/20/07	965,541	1,018,716	(53,175)
Euro	Sale	05/30/07	40,872	40,948	(76)
Euro	Sale	06/20/07	871,000	885,659	(14,659)
Japanese Yen	Purchase	06/20/07	1,015,000	995,197	(19,803)
New Zealand Dollar	Sale	06/20/07	571,140	608,984	(37,844)
Norwegian Krone	Sale	06/20/07	1,005,000	1,030,305	(25,305)
Swedish Krona	Sale	06/21/07	66,153	68,261	(2,108)
Swiss Franc	Purchase	06/20/07	829,000	826,680	(2,320)
	Sale	06/20/07	643,000	645,023	(2,023)

TOTAL OPEN FORWARD FOREIGN CURRENCY CONTRACTS WITH UNREALIZED LOSS					$(185,028)

 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)
FUTURES CONTRACTS — At April 30, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	26	June 2007	$6,153,875	$(4,487)
Eurodollars	4	December 2007	949,900	794
2 Year Euro-Schatz	9	June 2007	1,266,749	835
5 Year Euro-Bobl	(31)	June 2007	(4,559,116)	35,396
10 Year Euro-Bund	3	June 2007	467,324	(8,769)
30 Year Euro-Buxl	2	June 2007	258,738	(10,158)
10 Year Japanese Yen Bond	(1)	June 2007	(1,124,911)	3,255
U.K. Life Long Gilt	(2)	June 2007	(426,514)	(7)
U.S. Treasury Bonds	49	June 2007	5,475,750	48,110
2 Year U.S. Treasury Notes	(14)	June 2007	(2,866,063)	(6,643)
5 Year U.S. Treasury Notes	86	June 2007	9,101,219	32,204
10 Year U.S. Treasury Notes	(118)	June 2007	(12,782,719)	(7,587)

TOTAL			$13,282,286	$82,943

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
SWAP CONTRACTS — At April 30, 2007, the Fund had outstanding swap contracts with the following terms:
INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Upfront
					Payments
	Notional		Payments	Payments	made
	Amount	Termination	received by	made by	(received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

CSFB International London(a)	EUR 3,580	06/22/09	4.250%	6 month EURO	$8,039	$(18,911)
BNP Paribas SA(a)	EUR 2,550	06/22/09	4.250	6 month EURO	4,822	21,533
Merrill Lynch Capital Markets(a)	EUR 2,420	06/22/09	4.250	6 month EURO	4,693	(12,074)
Deutsche Bank AG	EUR 7,140	10/16/09	4.360	6 month EURO	—	(2,153)
Deutsche Bank AG	EUR 2,860	10/16/09	4.401	6 month EURO	—	2,082
Deutsche Bank AG	EUR 2,850	10/16/09	4.395	6 month EURO	—	1,645
Deutsche Bank AG	EUR 1,430	10/16/09	4.363	6 month EURO	—	(323)
Deutsche Bank AG	CAD 110	04/04/12	4.318	3 month CDOR	—	(261)
Deutsche Bank AG	CAD 110	04/05/12	4.328	3 month CDOR	—	(473)
Deutsche Bank AG	NZD 180	04/10/12	3 month ZDOR	7.598%	—	(140)
Deutsche Bank AG	NZD 180	04/11/12	3 month ZDOR	7.598	—	(114)
JPMorgan Securities, Inc.	MXN 10,580	04/17/12	7.670	Mexican Interbank Equilibrium Rate	—	(7,445)
Bank of America Securities LLC(a)	USD 11,200	06/20/12	5.000	3 month LIBOR	22,222	(9,774)
Bank of America Securities LLC(a)	USD 14,900	06/20/12	3 month LIBOR	5.000	65,125	(81,710)
Bear Stearns & Co., Inc.(a)	USD 2,000	06/20/12	3 month LIBOR	5.000	13,512	(15,733)
Citibank NA(a)	JPY 85,000	06/20/12	6 month JYOR	1.500	(3,090)	(654)
Citibank NA(a)	EUR 910	06/20/12	4.250	6 month EURO	6,298	(11,627)
Deutsche Bank Securities, Inc. (a)	USD 24,900	06/20/12	5.000	3 month LIBOR	200,468	(172,817)
Deutsche Bank Securities, Inc. (a)	USD 13,700	06/20/12	3 month LIBOR	5.000	36,102	(51,315)
Deutsche Bank AG (a)	AUD 2,360	06/20/12	6.250	6 month BBSW	(5,118)	(15,455)
Deutsche Bank AG (a)	USD 970	06/20/12	5.000	3 month LIBOR	(1,766)	2,844
Deutsche Bank AG (a)	AUD 1,600	06/20/12	6 month BBSW	6.250	19,784	(5,836)
Deutsche Bank AG (a)	USD 680	06/20/12	3 month LIBOR	5.000	(2,669)	1,914
Deutsche Bank AG (a)	AUD 600	06/20/12	6.250	6 month BBSW	(5,008)	(223)
JPMorgan Securities, Inc. (a)	USD 2,100	06/20/12	3 month LIBOR	5.000	14,970	(17,302)
Merrill Lynch Capital Markets(a)	JPY 300,000	06/20/12	6 month JYOR	1.500	(15,074)	1,857
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

ADDITIONAL INVESTMENT INFORMATION (continued)
INTEREST RATE SWAP CONTRACTS — (continued)

			Rates Exchanged		Upfront
					Payments
	Notional		Payments	Payments	made
	Amount	Termination	received by	made by	(received) by	Unrealized
Swap Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Bank of America NA (a)	JPY 50,000	06/20/14	6 month JYOR	1.500%	$1,944	$99
Banc of America Securities LLC(a)	USD 6,500	06/20/14	3 month LIBOR	5.100	21,231	(37,753)
Citibank NA(a)	JPY 319,000	06/20/14	6 month JYOR	1.500	21,940	(6,589)
Citibank NA(a)	JPY 121,000	06/20/14	1.500%	6 month JYOR	(1,850)	(3,282)
Deutsche Bank AG (a)	JPY 141,000	06/20/14	6 month JYOR	1.500	4,388	(10,368)
Deutsche Bank AG (a)	JPY 121,000	06/20/14	1.500	6 month JYOR	(344)	(4,788)
Deutsche Bank Securities, Inc. (a)	USD 33,000	06/20/14	5.100	3 month LIBOR	286,988	(203,145)
Deutsche Bank Securities, Inc. (a)	USD 1,200	06/20/14	3 month LIBOR	5.100	8,684	(11,734)
JPMorgan Securities, Inc. (a)	USD 5,000	06/20/14	3 month LIBOR	5.100	28,951	(41,660)
Deutsche Bank AG	EUR 4,810	10/16/14	6 month EURO	4.378	—	(2,117)
Deutsche Bank AG	EUR 1,920	10/16/14	6 month EURO	4.435	—	(10,619)
Deutsche Bank AG	EUR 1,920	10/16/14	6 month EURO	4.442	—	(8,929)
Deutsche Bank AG	EUR 960	10/16/14	6 month EURO	4.380	—	(613)
Citibank NA	JPY 213,000	12/20/16	6 month JYOR	1.872	—	(22,764)
Bank of America NA (a)	JPY 106,000	06/20/17	1.750	6 month JYOR	(11,272)	6,292
Barclays Bank PLC (a)	SEK 5,000	06/20/17	3 month SKOF	4.250	7,888	10,211
CSFB International London(a)	EUR 600	06/20/17	6 month EURO	4.250	14,046	(3,786)
CSFB International London(a)	EUR 450	06/20/17	4.250	6 month EURO	(2,187)	(5,996)
Deutsche Bank AG	SEK 18,000	06/20/17	3 month SKOF	4.250	—	65,158
Deutsche Bank AG (a)	EUR 1,770	06/20/17	4.250	6 month EURO	11,523	(43,709)
CSFB International London(a)	GBP 100	06/20/37	6 month BP	4.500	3,413	7,584
Deutsche Bank AG (a)	USD 700	06/20/37	5.250	3 month LIBOR	19,140	(32,766)
Barclays Bank PLC (a)	GBP 150	06/22/37	6 month BP	4.500	10,297	6,212
Citibank NA(a)	EUR 310	06/22/37	6 month EURO	4.250	5,181	13,497
Citibank NA(a)	GBP 240	06/22/37	6 month BP	4.500	4,578	21,815
Merrill Lynch Capital Markets(a)	GBP 160	06/22/37	6 month BP	4.500	3,162	14,433
Deutsche Bank AG	EUR 1,070	10/16/37	4.568	6 month EURO	—	7,571
Deutsche Bank AG	EUR 430	10/16/37	4.631	6 month EURO	—	8,932
Deutsche Bank AG	EUR 420	10/16/37	4.641	6 month EURO	—	9,637
Deutsche Bank AG	EUR 210	10/16/37	4.573	6 month EURO	—	1,691

TOTAL					$801,011	$(669,951)

(a)	Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2007.

AUD	—	Australian Dollar	JYOR	—	Japanese Yen Offered Rate
BBSW	—	Australian Bank Bill Swap Reference Rate	LIBOR	—	London Interbank Offered Rate
BP	—	British Pound Offered Rate	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NZD	—	New Zealand Dollar
CDOR	—	Canadian Dollar Offered Rate	SEK	—	Swedish Krona
EUR	—	Euro Currency	SKOF	—	Swedish Krona Offered Rate
EURO	—	Euro Offered Rate	USD	—	U.S. Dollar
GBP	—	British Pounds	ZDOR	—	New Zealand Offered Rate
JPY	—	Japanese Yen
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Schedule of Investments (continued)
April 30, 2007 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION (continued)
CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional	Rate		Payments
		Amount	Paid by	Termination	(received) made	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	by the Fund	Gain (Loss)

Protection Purchased:
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	$7,000	0.400%	12/20/11	$(13,697)	$(3,273)
Core Investment Grade Bond Trust	Banc of America Securities LLC	3,200	0.350	06/20/12	5,092	(4,920)
Core Investment Grade Bond Trust	JPMorgan Securities, Inc.	5,000	0.650	12/20/16	(30,353)	26,582
Core Investment Grade Bond Trust	Banc of America Securities LLC	1,000	0.650	12/20/16	549	(1,304)

TOTAL					$(38,409)	$17,085

TOTAL RETURN INDEX SWAP CONTRACTS

	Notional
	Amount	Termination	Reference	Value	Unrealized
Swap Counterparty	(000s)	Date	Security	to be Exchanged(a)	Gain(Loss)

JPMorgan Securities, Inc.	$500	05/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	$(213)
JPMorgan Securities, Inc.	500	05/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	233
Banc of America Securities LLC	5,500	06/02/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(2,918)
Banc of America Securities LLC	500	07/03/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(208)
Banc of America Securities LLC	1,000	07/18/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(412)
Banc of America Securities LLC	1,000	08/02/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	(435)
JPMorgan Securities, Inc.	750	08/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	350
JPMorgan Securities, Inc.	1,000	09/04/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	467
Banc of America Securities LLC	750	09/04/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Monthly duration adjusted return	210

TOTAL					$(2,926)

(a)	Fund receives payments based on any positive monthly duration adjusted return of the underlying index. Fund makes payments on any such negative returns.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At April 30, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Fund	Principal Amount

Government Income	$33,800,000

U.S. Mortgages	27,100,000

Core Fixed Income	39,400,000

Investment Grade Credit	1,800,000

Core Plus Fixed Income	17,100,000

REPURCHASE AGREEMENTS

	Principal	Interest	Maturity	Maturity
Counterparty	Amount	Rate	Date	Value

Banc of America Securities LLC	$1,500,000,000	5.24%	05/01/07	$1,500,218,333

Barclays Capital PLC	1,250,000,000	5.24	05/01/07	1,250,181,944

Bear Stearns	750,000,000	5.25	05/01/07	750,109,375

Citigroup Global Markets, Inc.	1,050,000,000	5.24	05/01/07	1,050,152,833

Credit Suisse First Boston LLC	500,000,000	5.25	05/01/07	500,072,917

Deutsche Bank Securities, Inc.	950,000,000	5.24	05/01/07	950,138,278

Greenwich Capital Markets	550,000,000	5.25	05/01/07	550,080,208

UBS Securities LLC	1,850,000,000	5.24	05/01/07	1,850,269,279

Wachovia Bank	250,000,000	5.24	05/01/07	250,036,389

TOTAL	$8,650,000,000			$8,651,259,556

At April 30, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Mortgage Association, 2.700% to 10.500%, due 05/01/07 to 04/01/47; Federal National Mortgage Association, 3.375% to 9.000%, due 05/15/07 to 05/01/47; Government National Mortgage Association, 4.500% to 9.000%, due 07/15/09 to 04/20/37. The aggregate market value of the collateral, including accrued interest, was $8,849,763,665.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Statements of Assets and Liabilities
April 30, 2007 (Unaudited)

Government
Income Fund

Assets:

Investments in securities, at value (identified cost $580,831,139, $360,364,784, $2,201,588,993, $226,838,422 and $55,886,236, respectively)	$579,561,174
Repurchase agreement, at value which equals cost	33,800,000
Cash(a)	2,602,687
Receivables:
Investment securities sold	55,787,445
Interest, at value	3,485,752
Fund shares sold	1,539,643
Reimbursement from investment adviser	63,471
Due from broker-variation margin(b)	1,893,340
Forward foreign currency exchange contracts, at value	—
Swap contracts, at value (includes upfront payments made of $3,057,573, $763,217, $10,864,529, $626,069 and $567,507, respectively)	2,047,110
Deferred offering cost	—
Other assets, at value	4,366

Total assets	680,784,988

Liabilities:

Due to Custodian — U.S. Dollar	153,677
Due to Custodian — Foreign currency (identified cost $31,677)	—
Payables:
Investment securities purchased	90,786,076
Swap contracts, at value (includes upfront payments made (received) of $2,480,308, $122,535, $6,606,915, ($145,018) and ($195,095), respectively)	3,321,824
Fund shares repurchased	1,065,554
Forward foreign currency exchange contracts, at value	—
Income distribution	375,890
Amounts owed to affiliates	404,801
Due to broker-variation margin	—
Accrued expenses and other liabilities	214,856

Total liabilities	96,322,678

Net Assets:

Paid-in capital	595,419,288
Accumulated undistributed net investment income	2,431,406
Accumulated net realized gain (loss) on investments, futures, swaps and foreign currency related transactions	(5,856,657)
Net unrealized depreciation on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(7,531,727)

NET ASSETS	$584,462,310

Net Assets:
Class A	$317,262,594
Class B	16,773,369
Class C	12,283,608
Institutional	206,372,301
Service	31,770,438
Separate Account Institutional Shares	—

Shares Outstanding:
Class A	21,604,685
Class B	1,142,082
Class C	836,865
Institutional	14,069,120
Service	2,167,555
Separate Account Institutional Shares	—

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	39,820,307

Net asset value, offering and redemption price per share:(c)
Class A	$14.68
Class B	14.69
Class C	14.68
Institutional	14.67
Service	14.66
Separate Account Institutional Shares	—

(a)	Includes restricted cash of $2,602,687, $922,945, $23,482,866 and $606,508 relating to swap contracts for Government Income, U.S. Mortgages, Core Fixed Income and Investment Grade Credit Funds, respectively.
(b)	Includes restricted cash of $1,427,625, $709,057, $268,180, $1,398,000 and $312,532, relating to initial margin requirements and collateral on futures transactions for Government Income, U.S. Mortgages, Investment Grade Credit, Core Fixed Income and Core Plus Fixed Income Funds, respectively.
(c)	Maximum public offering price per share for Class A shares of Government Income, U.S. Mortgages, Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income Funds (NAV per share multiplied by 1.0471) is $15.37, $10.38, $10.31, $10.49 and $10.43, respectively. At redemption, Class B and Class C shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

U.S. Mortgages	Core Fixed	Investment Grade	Core Plus Fixed
Fund	Income Fund	Credit Fund	Income Fund

$359,585,420	$2,205,201,023	$227,256,547	$55,981,881
27,100,000	39,400,000	1,800,000	17,100,000
997,878	24,396,789	753,218	339
1,189,574	123,271,023	—	78,377
1,493,032	16,919,703	3,380,844	453,932
74,786	5,657,270	1,793	181,791
66,073	—	35,858	81,600
709,057	1,398,000	305,227	362,563
—	9,890,958	—	283,869
255,628	10,066,699	265,042	399,397
—	—	—	69,770
9,752	57,725	10,331	4,909

391,481,200	2,436,259,190	233,808,860	74,998,428

—	—	—	—
1,628	—	—	30,731

4,176,636	15,398,565	4,495,950	396,633
888,657	12,692,834	762,330	292,587
2,700,060	3,651,758	2,520,613	328
—	7,401,229	15,644	185,028
297,739	2,656,673	202,251	32,804
112,923	1,041,383	66,990	33,862
91,381	452,643	—	—
160,344	444,064	101,412	199,125

8,429,368	43,739,149	8,165,190	1,171,098

385,092,978	2,406,223,062	229,329,833	74,016,900
197,377	1,902,540	310,930	35,025
30,236	(1,986,062)	(3,518,123)	153,491
(2,268,759)	(13,619,499)	(478,970)	(378,086)

$383,051,832	$2,392,520,041	$225,643,670	$73,827,330

$6,694,280	$743,815,543	$6,937,728	$12,564,687
—	21,389,450	—	—
—	24,487,393	—	360,253
138,602,374	1,557,319,876	3,576,745	60,902,390
—	45,507,779	—	—
237,755,178	—	215,129,197	—

675,468	75,528,084	692,310	1,261,211
—	2,162,855	—	—
—	2,474,610	—	36,173
13,963,860	157,534,619	356,260	6,113,494
—	4,601,172	—	—
23,967,316	—	21,442,538	—

38,606,644	242,301,340	22,491,108	7,410,878

$9.91	$9.85	$10.02	$9.96
—	9.89	—	—
—	9.90	—	9.96
9.93	9.89	10.04	9.96
—	9.89	—	—
9.92	—	10.03	—

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Statements of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

Government
Income Fund

Investment income:

Interest	$15,592,998
Dividends from Underlying Funds	—

Total income	15,592,998

Expenses:

Management fees	1,689,321
Distribution and Service fees(b)	626,033
Transfer Agent fees(b)	365,320
Custody and accounting fees	115,487
Professional fees	37,239
Amortization of offering costs	—
Service share fees(b)	74,893
Registration fees	42,071
Printing fees	17,107
Trustee fees	9,217
Other	41,385

Total expenses	3,018,073

Less — expense reductions	(274,402)

Net expenses	2,743,671

NET INVESTMENT INCOME	12,849,327

Realized and unrealized gain (loss) on investments, futures, swaps and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	121,857
Capital gain distributions from Underlying Funds	—
Futures transactions	3,286,301
Swap contracts	3,209,281
Foreign currency related transactions	—
Net change in unrealized gain (loss) on:
Investments	1,509,707
Futures	67,580
Swap contracts	(6,786,242)
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized gain (loss) on investments, futures, swaps and foreign currency related transactions	1,408,484

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,257,811

(a)	Commenced operations on November 30, 2006.
(b)	Class specific Distribution and Service, Transfer Agent, and Service Share fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees						Service Share Fees

									Separate
									Account
Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service	Institutional	Class A	Institutional

Government Income	$458,505	$86,683	$80,845	$293,443	$13,869	$12,935	$39,082	$5,991	$—	$—	$—
U.S. Mortgages	8,317	—	—	5,323	—	—	24,940	—	60,178	1,663	31,175
Core Fixed Income	894,336	110,298	103,383	572,375	17,648	16,541	289,484	9,149	—	—	—
Investment Grade Credit	7,559	—	—	4,838	—	—	670	—	42,276	1,512	838
Core Plus Fixed Income	4,738	—	1,036	3,032	—	166	8,763	—	—	—	—
 The accompanying notes are an integral part of these financial statements.

U.S. Mortgages	Core Fixed	Investment Grade	Core Plus Fixed
Fund	Income Fund	Credit Fund	Income Fund(a)

$11,190,165	$59,635,425	$6,252,245	$1,139,887
—	—	—	74,162

11,190,165	59,635,425	6,252,245	1,214,049

864,492	4,224,039	441,559	102,848
8,317	1,108,017	7,559	5,774
90,441	905,197	47,784	11,961
102,958	129,355	36,921	55,855
35,079	54,750	27,299	55,220
—	—	—	49,230
32,838	114,367	2,350	—
18,388	50,992	18,079	24,894
13,575	46,201	17,869	17,914
9,217	9,217	9,217	9,217
4,024	50,028	500	12,100

1,179,329	6,692,163	609,137	345,013

(383,748)	(56,337)	(206,547)	(223,921)

795,581	6,635,826	402,590	121,092

10,394,584	52,999,599	5,849,655	1,092,957

812,378	3,164,439	18,201	(116,100)
—	—	—	17,610
293,275	11,646,797	420,874	400,757
540,074	8,781,514	360,228	(19,538)
—	(3,742,927)	(171,905)	(129,238)

440,664	(1,265,898)	1,169,538	95,645
370,316	1,158,388	118,859	82,943
(1,185,024)	(21,665,080)	(377,186)	(655,792)
—	3,429,141	13,012	99,118

1,271,683	1,506,374	1,551,621	(224,595)

$11,666,267	$54,505,973	$7,401,276	$868,362

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/ MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Statements of Changes in Net Assets

	Government Income Fund		U.S. Mortgages Fund

	For the		For the
	Six Months		Six Months
	Ended	For the	Ended	For the
	April 30, 2007	Year Ended	April 30, 2007	Year Ended
	(Unaudited)	October 31, 2006	(Unaudited)	October 31, 2006

From operations:

Net investment income	$12,849,327	$31,518,636	$10,394,584	$22,135,388
Net realized gain (loss) on investment, futures, swaps and foreign currency related transactions	6,617,439	(14,124,908)	1,645,727	(342,237)
Net change in unrealized gain (loss) on investments, futures, swaps and translation of assets and liabilities denominated in foreign currencies	(5,208,955)	11,340,934	(374,044)	5,107,390

Net increase in net assets resulting from operations	14,257,811	28,734,662	11,666,267	26,900,541

Distributions to shareholders:

From net investment income
Class A Shares	(7,420,703)	(24,629,669)	(158,864)	(327,343)
Class B Shares	(284,801)	(650,709)	—	—
Class C Shares	(264,956)	(542,468)	—	—
Institutional Shares	(4,300,788)	(4,808,529)	(3,177,111)	(4,165,860)
Service Shares	(585,273)	(711,718)	—	—
Separate Account Institutional Shares	—	—	(7,751,078)	(17,156,726)
From net realized gains
Class A Shares	—	(160,181)	—	—
Class B Shares	—	(5,062)	—	—
Class C Shares	—	(3,803)	—	—
Institutional Shares	—	(12,822)	—	—
Service Shares	—	(3,776)	—	—
From capital
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
Class C Shares	—	—	—	—
Institutional Shares	—	—	—	—
Service Shares	—	—	—	—

Total distributions to shareholders	(12,856,521)	(31,528,737)	(11,087,053)	(21,649,929)

From share transactions:

Net proceeds from sales of shares	249,266,519	490,086,040	46,818,137	293,021,211
Proceeds received in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	10,379,697	28,194,885	8,956,554	18,063,365
Cost of shares repurchased	(315,236,050)	(727,312,932)	(105,707,311)	(353,767,406)

Net increase (decrease) in net assets resulting from share transactions	(55,589,834)	(209,032,007)	(49,932,620)	(42,682,830)

TOTAL INCREASE (DECREASE)	(54,188,544)	(211,826,082)	(49,353,406)	(37,432,218)

Net assets:

Beginning of period	638,650,854	850,476,936	432,405,238	469,837,456

End of period	$584,462,310	$638,650,854	$383,051,832	$432,405,238

Accumulated undistributed (distributions in excess of) net investment income	$2,431,406	$2,438,600	$197,377	$889,846

(a)	Commenced operations on November 30, 2006.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

Core Fixed Income Fund		Investment Grade Credit Fund		Core Plus Fixed Income Fund(a)

For the		For the
Six Months		Six Months		For the
Ended	For the	Ended	For the	Period Ended
April 30, 2007	Year Ended	April 30, 2007	Year Ended	April 30, 2007
(Unaudited)	October 31, 2006	(Unaudited)	October 31, 2006	(Unaudited)

$52,999,599	$97,632,224	$5,849,655	$11,221,247	$1,092,957

19,849,823	(30,351,124)	627,398	(3,970,304)	153,491

(18,343,449)	37,147,203	924,223	3,469,449	(378,086)

54,505,973	104,428,303	7,401,276	10,720,392	868,362

(14,493,041)	(27,592,559)	(145,917)	(173,533)	(73,338)
(362,223)	(809,299)	—	—	—
(339,353)	(683,475)	—	—	(3,521)
(31,885,122)	(59,364,208)	(87,661)	(173,199)	(981,073)
(891,834)	(1,497,789)	—	—	—
—	—	(5,583,112)	(10,283,179)	—

—	(4,057,820)	—	—	—
—	(173,446)	—	—	—
—	(143,326)	—	—	—
—	(6,915,957)	—	—	—
—	(198,051)	—	—	—

—	(666,129)	—	—	—
—	(19,538)	—	—	—
—	(16,500)	—	—	—
—	(1,433,147)	—	—	—
—	(36,159)	—	—	—

(47,971,573)	(103,607,403)	(5,816,690)	(10,629,911)	(1,057,932)

430,144,982	1,051,438,670	30,473,681	68,516,397	75,028,827
93,427,679	230,276,588	—	—	—
31,923,612	70,943,055	4,525,677	8,219,129	1,012,248
(533,866,152)	(829,727,761)	(23,798,846)	(63,423,525)	(2,024,175)

21,630,121	522,930,552	11,200,512	13,312,001	74,016,900

28,164,521	523,751,452	12,785,098	13,402,482	73,827,330

2,364,355,520	1,840,604,068	212,858,572	199,456,090	—

$2,392,520,041	$2,364,355,520	$225,643,670	$212,858,572	$73,827,330

$1,902,540	$(3,125,486)	$310,930	$277,965	$35,025

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements
April 30, 2007 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the Act”), as an open-end management investment company. The Trust includes Goldman Sachs Government Income Fund (“Government Income”), Goldman Sachs U.S. Mortgages Fund (“U.S. Mortgages”), Goldman Sachs Core Fixed Income Fund (“Core Fixed Income”) Goldman Sachs Investment Grade Credit Fund (“Investment Grade Credit”) and Goldman Sachs Core Plus Fixed Income Fund (“Core Plus Fixed Income”) (collectively, the “Funds” or individually a “Fund”). Each Fund is a diversified portfolio of the Trust. U.S. Mortgages and Investment Grade Credit offer three classes of shares — Class A, Institutional and Separate Account Institutional and Core Plus Fixed Income currently offers three classes of Shares — Class A, Class C and Institutional. Government Income and Core Fixed Income offer five classes of shares — Class A, Class B, Class C, Institutional and Service. Class A shares of the funds charge a maximum initial sales charge of 4.50%. The contingent deferred sales charge for Class B shares is 5.00% maximum declining to zero after six years for the Government Income and Core Fixed Income. The Class C shares of Government Income, Core Fixed Income and Core Plus Fixed Income have a contingent deferred sales charge of 1.00% during the first 12 months. Institutional, Service and Separate Account Institutional shares are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”) as distributor of the Funds receives such sales loads of which a certain portion may be retained.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Investments in the investment companies that are not traded on a securities exchange (the “Underlying Funds”) are valued at the net asset value per share of each Underlying Fund on the day of valuation. Certain instruments may be valued by the investment adviser in good faith through the use of valuation models (matrix pricing) that take into account spread and yield changes on government instruments in the appropriate market. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.
B. Security Transactions and Investment Income — Security transactions are reflected as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Market discounts, original issue discount (OID) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. Net investment income (other than class specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Funds based upon the relative proportion of net assets of each class.
     Certain mortgage security paydown gains and losses are recorded as interest income (loss) and included in interest income in the accompanying Statements of Operations.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     Pursuant to applicable law and procedures adopted by the Trust’s Board of Trustees, securities transactions in portfolio securities (including futures transactions) may be effected from time to time through Goldman Sachs or an affiliate. In order for Goldman Sachs or an affiliate, acting as agent, to effect securities or futures transactions for a Fund, the commissions, fees or other remuneration received by Goldman Sachs or an affiliate must be reasonable and fair compared to the commissions, fees or other remuneration received by other brokers in connection with comparable transactions involving similar securities or futures contracts.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.
     Class A, Class B and Class C shareholders of the Funds bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bear its respective class-specific Transfer Agency fees. Class A and Institutional shareholders of U.S. Mortgages and Investment Grade Credit bear their respective class specific Account Services fees.
D. Federal Taxes and Distribution to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. Net capital losses are carried forward to future years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gain distributions.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from U.S. generally accepted accounting principles. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statement of Operations from the effects of changes in market prices of those securities and derivative instruments, and are included with the net realized and unrealized gain (loss)

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
on securities and derivative instruments transactions. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
F. Forward Foreign Currency Exchange Contracts — Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
     The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2007, Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income had segregated sufficient cash and/or securities to cover any commitments under these contracts.
G. Forward Sales Contracts — The Funds may enter into forward security sales of mortgage-backed securities in which the Funds sell securities in the current month for delivery of securities defined by pool-stipulated characteristics on a specified future date. The value of the contract is recorded as an asset and a liability on the Funds’ records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold.
H. Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.
     The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.
I. Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial and tax reporting purposes, the Funds treat

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by, or with respect to, the other party.
J. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.
     Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
K. Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.
L. Segregation Transactions — The Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, written options, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets with a current value equal to or greater than the market value of the corresponding transactions.
M. Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
degrees, market, liquidity, elements of credit, legal and documentation risk in excess of amounts recognized in the Statement of Assets and Liabilities. The Funds may invest in the following types of swaps:
     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss in the Statement of Operations. Upfront payments made and/or received by the Funds, are recorded as an asset and/ or liability on the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps, which are recorded as a realized gain or loss on termination date. Periodic payments received or made on swap contracts are recorded as realized gain or loss on the Statement of Operations. Gains or losses are also realized upon early termination of the swap agreements and recorded as realized gains on swaps on the Statement of Operations.
N. Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The adjustments for interest income due to inflation are reflected in interest income on the Statement of Operations. The repayment of the original bond principal upon maturity and adjustments for interest income are guaranteed by the full faith and credit of the U.S. Government.
3. AGREEMENTS
GSAM, an affiliate of Goldman Sachs, serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”), computed daily and payable monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

3. AGREEMENTS (continued)
     For the six months ended April 30, 2007, GSAM received a Management fee on a contractual basis at the following rates:

	Contractual Management Fee
					Effective
	Up to	Next	Over	Effective	Net Management
Fund	$1 billion	$1 billion	$2 billion	Fee	Fee (After Waivers)

Government Income	0.54%	0.49%	0.47%	0.54%	0.54%

U.S. Mortgages	0.40	0.36	0.34	0.40	0.33 *

Core Fixed Income	0.40	0.36	0.34	0.38	0.38

Investment Grade Credit	0.40	0.36	0.34	0.40	0.33 *

Core Plus Fixed Income	0.45	0.41	0.39	0.45	0.45

*	GSAM voluntarily agreed to waive a portion of its management fee in order to achieve an effective fee of 0.33% and 0.33%, as an annual percentage rate of average daily net assets of U.S. Mortgages and Investment Grade Credit, respectively.
     GSAM has also voluntarily agreed to limit certain “Other Expenses” (excluding Management fees, Distribution and Service fees, Transfer Agency fees and expenses, Service Share fees, Account Service fees, taxes, interest, brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses exclusive of any custody and transfer agent fee credit reductions) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. For the six months ended April 30, 2007, the Other Expense limitations for Government Income, U.S. Mortgages, Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income as an annual percentage rate of average daily net assets were 0.004%, 0.004%, 0.104%, 0.004% and 0.004%, respectively.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% of the average daily net assets of U.S. Mortgages and Investment Grade Credit attributable to Class A shares and 0.25%, 0.75% and 0.75% of the average daily net assets of Government Income, Core Fixed Income and Core Plus Fixed Income attributable to Class A, Class B and Class C shares, respectively. Additionally, Goldman Sachs and/or authorized dealers are entitled to receive, under the Plans, a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the average daily net assets of Government Income, Core Fixed Income and Core Plus Fixed Income attributable to Class B or Class C Shares, as appropriate.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
3. AGREEMENTS (continued)
     Goldman Sachs serves as Distributor of the shares of the Funds pursuant to a Distribution Agreement. Goldman Sachs may retain a portion of the Class A sales load and Class B and Class C contingent deferred sales charges. During for the six months ended April 30, 2007, Goldman Sachs advised the Funds that it retained the following approximate amounts:

	Sales	Contingent Deferred
	Load	Sales Charge

Fund	Class A	Class B	Class C

Government Income	$15,200	$100	$600

U.S. Mortgages	400	—	—

Core Fixed Income	61,500	—	1,000

Investment Grade Credit	700	—	—

Core Plus Fixed Income	3,700	—	—

     Goldman Sachs also serves as Transfer Agent of the Funds for a fee. The fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.16% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Separate Account Institutional (U.S. Mortgages and Investment Grade Credit only), Institutional for the Funds and Service shares (Government Income and Core Fixed Income only). For the six months ended April 30, 2007, Goldman Sachs has voluntarily agreed to waive a portion of the Transfer Agent fees equal to 0.02% of the average daily net assets attributable to Institutional and Separate Account Institutional shares of U.S. Mortgages and Investment Grade Credit. Goldman Sachs may discontinue or modify this waiver in the future at its discretion.
     The Trust, on behalf of Government Income and Core Fixed Income, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan, and Shareholder Administration Plan provide for compensation to the service organizations in an amount equal to, on an annualized basis, 0.25% and 0.25% respectively, of the average daily net assets of each share class. The Trust, on behalf of Class A and Institutional Class Shares of U.S. Mortgages and Investment Grade Credit Funds, has adopted Account Service Plans. Under these Plans, Goldman Sachs and authorized dealers are entitled to receive a fee for account service and account maintenance equal to, on an annual basis, 0.05% of the average daily net assets of U.S. Mortgages and Investment Grade Credit Funds attributable to Class A and Institutional Class shares.
     For the six months ended April 30, 2007, GSAM and the distributor have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian and transfer

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

3. AGREEMENTS (continued)
agent resulting in a reduction of the Funds’ expenses. For the six months ended April 30, 2007, expense reductions were as follows (in thousands):

	Fee Waivers			Fee Credits
			Other			Total
	Management	Transfer	Expense	Custody	Transfer	Expense
Fund	Fees	Agent Fees	Reimbursement	Fee	Agent Fee	Reductions

Government Income	$—	$—	$250	$14	$10	$274

U.S. Mortgages	151	43	175	15	—	384

Core Fixed Income	—	—	—	39	17	56

Investment Grade Credit	77	22	106	2	—	207

Core Plus Fixed Income	—	—	224	—	—	224

     At April 30, 2007, the amounts owed to affiliates of the Trust were as follows (in thousands):

	Management	Distribution and	Transfer
Fund	Fees	Service Fees	Agent Fees	Total

Government Income	$262	$89	$54	$405

U.S. Mortgages	105	1	7	113

Core Fixed Income	702	188	151	1,041

Investment Grade Credit	61	1	5	67

Core Plus Fixed Income	28	3	3	34

4. PORTFOLIO SECURITIES TRANSACTIONS
The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2007, were as follows:

			Sales and	Sales and Maturities
	Purchases of	Purchases	Maturities of	(Excluding
	U.S. Government	(Excluding	U.S. Government	U.S. Government
	and Agency	U.S. Government and	and Agency	and Agency
Fund	Obligations	Agency Obligations	Obligations)	Obligations)

Government Income	$473,267,918	$29,926,629	$396,872,792	$16,652,393

U.S. Mortgages	988,185,828	16,037,044	1,040,336,210	46,013,603

Core Fixed Income	1,236,617,323	211,349,685	583,491,819	605,695,602

Investment Grade Credit	25,680,166	93,605,565	35,224,090	55,873,534

Core Plus Fixed Income	92,574,251	20,892,108	55,335,720	947,456

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
     For the year ended April 30, 2007, Government Income, U.S. Mortgages, Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income paid commissions of approximately $57,600, $12,500, $170,100, $7,600 and $7,200, respectively, in connection with futures contracts entered into with Goldman Sachs.
5. LINE OF CREDIT FACILITY
The Funds participate in a $400,000,000 committed, unsecured revolving line of credit facility together with other registered investment companies having management or investment advisory agreements with GSAM or affiliates. Such amount was increased to $450,000,000 effective May 23, 2007.
     Under the most restrictive arrangement, the Funds must own securities having a market value in excess of 300% of each Fund’s total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2007, the Funds did not have any borrowings under this facility.
6. TAX INFORMATION
As of the most recent fiscal year ended October 31, 2006, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows.

	Government		Core Fixed	Investment Grade
	Income	U.S. Mortgages	Income	Credit

Capital loss carryforward:[1]
Expiring 2013	$—	$(936,118)	$—	$(419,693)
Expiring 2014	(11,925,097)	(978,868)	(22,304,650)	(3,690,267)

Total capital loss carryforward	$(11,925,097)	$(1,914,986)	$(22,304,650)	$(4,109,960)

Timing differences (income distribution payables, straddles and swap receivables)	(326,685)	(311,786)	(2,837,105)	(251,423)

[1]	Expiration occurs on October 31 of the year indicated.
     As of April 30, 2007, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

	Government		Core Fixed	Investment	Core Plus Fixed
	Income	U.S. Mortgages	Income	Grade Credit	Income

Tax Cost	$614,363,347	$388,381,615	$2,258,753,361	$229,133,525	$73,748,838

Gross unrealized gain	3,224,509	1,519,517	13,107,446	2,188,975	169,976
Gross unrealized loss	(4,226,682)	(3,215,712)	(27,259,784)	(2,265,953)	(836,933)

Net unrealized security loss	$(1,002,173)	$(1,696,195)	$(14,152,338)	$(76,978)	$(666,957)

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

6. TAX INFORMATION (continued)
     The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales, differences related to the tax treatment of non-periodic swap payments, amortization of swaps, market discount accretion and premium amortization and mark-to-market gain (losses) on 1256 futures contracts.
7. OTHER MATTERS
     As of April 30, 2007, Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of approximately 68% of the outstanding Institutional Shares of the Core Plus Fixed Income Fund.
Mergers and Reorganizations — At a meeting held on December 14, 2005, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the First Funds Agreement”) providing for the tax-free acquisition of the First Funds Intermediate Bond Portfolio by the Core Fixed Income Fund. On April 7, 2006, the Board of Trustees approved certain amendments to the First Funds Agreement. The acquisition was completed on June 5, 2006, as of the close of business June 2, 2006.
     Pursuant to the First Funds Agreement, the assets and liabilities of the First Funds Intermediate Bond Portfolio (“Acquired Fund”) Institutional Class, Class A, Class B and Class C were transferred into the Core Fixed Income (“Survivor Fund”) Institutional Class and Class A, Class B and Class C, respectively, in a tax free exchange as follows:

			Acquired Fund’s Shares
	Exchanged Shares of	Value of Exchanged	Outstanding as of
Survivor Share Class/Acquired Fund Share Class	Survivor Issued	Shares	June 2, 2006

Core Fixed Income Institutional Class/First Funds Intermediate Bond Portfolio Institutional Class	23,256,054	$225,816,117	22,869,788

Core Fixed Income Class A/First Fund Intermediate Bond Portfolio Class A	249,590	2,413,528	244,781

Core Fixed Income Class A/First Funds Intermediate Bond Portfolio Class B	32,136	310,758	31,472

Core Fixed Income Class A/First Funds Intermediate Bond Portfolio Class C	179,544	1,736,185	175,687

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized depreciation.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate Net
	Aggregate Net	Aggregate Net	Assets	Acquired Fund’s
	Assets Before	Assets Before	Immediately	Unrealized
Survivor/Acquired Fund	Acquisition	Acquisition	After Acquisition	(Depreciation)

Core Fixed Income/First Funds Intermediate Bond Portfolio	$2,168,716,107	$230,276,588	$2,398,992,695	$(5,005,096)

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
7. OTHER MATTERS (continued)
At a meeting held on December 14, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (“the Agreement”) providing for the tax-free acquisition of the Signal Income Fund into the Goldman Sachs Core Fixed Income Fund. The acquisition was completed on April 30, 2007, as of the close of business on April 27, 2007.
     Pursuant to the Agreement, the assets and liabilities of the Signal Income Fund (“Acquired Fund”) Class A and Institutional Class were transferred into the Goldman Sachs Core Fixed Income Fund (“Survivor Fund”) Class A and Institutional Class, respectively, in a tax-free exchange as follows:

	Exchanged Shares		Acquired Fund’s
	of Survivor	Value of	Shares Outstanding
Survivor/Acquired Fund	Issued	Exchanged Shares	as of April 27, 2007

Core Fixed Income Class A/Signal Income Class A	23,514	$230,909	23,842

Core Fixed Income Institutional Class/Signal Income Institutional Class	9,461,521	93,196,770	9,622,019

     The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation and capital loss carryforwards. Utilization of the Acquired Fund’s capital loss carryforward may be limited under the Internal Revenue Code.

Survivor Fund’s
	Survivor Fund’s	Acquired Fund’s	Aggregate
	Aggregate	Aggregate	Net Assets	Acquired	Acquired
	Net Assets	Net Assets	immediately	Fund’s	Fund’s
	before	before	after	Unrealized	Capital Loss
Survivor/Acquired Fund	acquisition	acquisition	acquisition	Appreciation	Carryforward

Core Fixed Income/Signal Income	$2,284,620,154	$93,427,679	$2,378,047,833	$(847,168)	$(531,026)

New Accounting Pronouncements — On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in their April 30, 2008 semiannual reports. At this time, the advisor is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.
     On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157 “Fair Value Measurement” (“FAS 157”) which provides enhanced guidance for using fair value to measure assets and liabilities. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The investment adviser does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

8. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     On December 14, 2006, the Board of Trustees of the Trust, upon the recommendation of the Board’s audit committee, determined not to retain Ernst & Young LLP and approved a change of the Portfolio’s independent registered public accounting firm to PricewaterhouseCoopers LLP. For the years ended October 31, 2006 and October 31, 2005, Ernst & Young LLP’s audit reports contained no adverse opinion or disclaimer of opinion; nor were their reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Portfolios and Ernst & Young LLP on accounting principles or practices, financial statement disclosure or audit scope or procedures, which if not resolved to the satisfaction of Ernst & Young LLP would have caused them to make reference to the disagreement in their reports.
9. SUBSEQUENT EVENT
     At a meeting held on November 8, 2006, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Agreement”) providing for the tax-free acquisition of the AXA Enterprise Government Securities Fund and AXA Enterprise Multi-Manager Core Bond Fund by the Government Income and Core Plus Fixed Income Funds, respectively. Government Income acquired all of the net assets of approximately $191.6 million of the AXA Enterprise Government Securities Fund and Core Plus Fixed Income acquired all of the net assets of approximately $108.0 million of the AXA Enterprise Multi-Manager Core Bond Fund. The acquisition was completed on June 25, 2007, as of the close of business June 22, 2007.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Government Income Fund

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	4,971,067	$72,903,733	19,006,196	$276,486,239
Shares converted from Class B(a)	34,585	507,786	71,331	1,040,729
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	442,264	6,487,090	1,574,240	22,857,034
Shares repurchased	(13,399,120)	(195,842,916)	(41,202,955)	(593,696,503)

	(7,951,204)	(115,944,307)	(20,551,188)	(293,312,501)

Class B Shares
Shares sold	74,468	1,095,427	131,172	1,901,404
Reinvestment of dividends and distributions	14,741	216,218	33,925	492,693
Shares converted to Class A(a)	(34,585)	(507,786)	(71,326)	(1,040,729)
Shares repurchased	(190,481)	(2,794,174)	(523,718)	(7,594,308)

	(135,857)	(1,990,315)	(429,947)	(6,240,940)

Class C Shares
Shares sold	234,829	3,444,588	273,958	3,976,041
Reinvestment of dividends and distributions	13,082	191,737	28,527	414,100
Shares repurchased	(568,039)	(8,324,195)	(429,252)	(6,230,332)

	(320,128)	(4,687,870)	(126,767)	(1,840,191)

Institutional Shares
Shares sold	10,580,771	154,807,144	13,235,776	192,106,435
Shares issued in connection with merger	—	—	—	—
Reinvestment of dividends and distributions	220,585	3,231,454	285,861	4,144,669
Shares repurchased	(6,768,057)	(99,227,446)	(7,659,473)	(111,004,132)

	4,033,299	58,811,152	5,862,164	85,246,972

Service Shares
Shares sold	1,162,896	17,015,627	1,077,215	15,615,921
Reinvestment of dividends and distributions	17,304	253,198	19,752	286,389
Shares repurchased	(618,048)	(9,047,319)	(605,504)	(8,787,657)

	562,152	8,221,506	491,463	7,114,653

Separate Account Institutional Shares
Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

NET INCREASE (DECREASE)	(3,811,738)	$(55,589,834)	(14,754,275)	$(209,032,007)

(a)	Commenced operations on November 30, 2006.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (continued)

U.S. Mortgages Fund				Core Fixed Income Fund

For the Six Months Ended				For the Six Months Ended		For the Year Ended
April 30, 2007		For the Year Ended		April 30, 2007		October 31, 2006
(Unaudited)		October 31, 2006		(Unaudited)		Shares

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

46,964	$465,076	74,629	$736,840	13,961,899	$137,327,976	33,915,411	$330,454,717
—	—	—	—	88,899	876,542	94,032	918,118
—	—	—	—	23,514	230,909	461,270	4,460,471
14,453	143,142	32,146	315,209	1,258,458	12,387,032	2,859,107	27,907,378
(90,242)	(896,955)	(208,971)	(2,050,018)	(12,585,271)	(123,729,006)	(31,237,706)	(304,040,411)

(28,825)	(288,737)	(102,196)	(997,969)	2,747,499	27,093,453	6,092,114	59,700,273

—	—	—	—	214,376	2,118,227	413,768	4,040,182
—	—	—	—	29,491	291,521	80,189	786,518
—	—	—	—	(88,540)	(876,542)	(93,649)	(918,118)
—	—	—	—	(321,498)	(3,174,991)	(1,008,157)	(9,859,452)

—	—	—	—	(166,171)	(1,641,785)	(607,849)	(5,950,870)

—	—	—	—	900,432	8,899,029	861,312	8,439,976
—	—	—	—	29,338	290,168	75,872	744,534
—	—	—	—	(576,946)	(5,703,010)	(1,179,491)	(11,563,276)

—	—	—	—	352,824	3,486,187	(242,307)	(2,378,766)

1,854,208	18,355,727	4,996,084	49,157,500	27,971,768	276,166,512	70,215,331	684,433,513
—	—	—	—	9,461,521	93,196,770	23,256,054	225,816,117
275,365	2,731,573	365,157	3,584,728	1,880,985	18,585,320	4,149,150	40,632,934
(18,627)	(184,786)	(1,103,686)	(10,910,941)	(39,904,337)	(394,051,210)	(50,393,455)	(494,390,692)

2,110,946	20,902,514	4,257,555	41,831,287	(590,063)	(6,102,608)	47,227,080	456,491,872

—	—	—	—	569,870	5,633,238	2,448,389	24,070,282
—	—	—	—	37,389	369,571	88,895	871,691
—	—	—	—	(730,438)	(7,207,935)	(1,010,620)	(9,873,930)

—	—	—	—	(123,179)	(1,205,126)	1,526,664	15,068,043

2,823,921	27,997,334	24,833,736	243,126,871	—	—	—	—
613,770	6,081,839	1,443,931	14,163,428	—	—	—	—
(10,556,030)	(104,625,570)	(34,651,048)	(340,806,447)	—	—	—	—

(7,118,339)	(70,546,397)	(8,373,381)	(83,516,148)	—	—	—	—

(5,036,218)	$(49,932,620)	(4,218,022)	$(42,682,830)	2,220,910	$21,630,121	53,995,702	$522,930,552

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS
Notes to Financial Statements (continued)
April 30, 2007 (Unaudited)
9. SUMMARY OF SHARE TRANSACTIONS (continued)

	Investment Grade Credit Fund

	For the Six Months Ended
	April 30, 2007		For the Year Ended
	(Unaudited)		October 31, 2006

	Shares	Dollars	Shares	Dollars

Class A Shares

Shares sold	383,110	$3,821,555	122,758	$1,221,812
Reinvestment of dividends and distributions	12,781	127,654	13,743	135,325
Shares repurchased	(47,300)	(470,821)	(157,724)	(1,542,363)

	348,591	3,478,388	(21,223)	(185,226)

Class C Shares

Shares sold	—	—	—	—
Reinvestment of dividends and distributions	—	—	—	—
Shares repurchased	—	—	—	—

	—	—	—	—

Institutional Shares

Shares sold	55,735	557,154	22,238	219,000
Reinvestment of dividends and distributions	8,210	82,178	16,932	166,973
Shares repurchased	(40,409)	(403,402)	(72,211)	(705,458)

	23,536	235,930	(33,041)	(319,485)

Separate Account Institutional Shares

Shares sold	2,611,504	26,094,972	6,781,618	67,075,585
Reinvestment of dividends and distributions	431,524	4,315,845	803,525	7,916,831
Shares repurchased	(2,292,108)	(22,924,623)	(6,233,643)	(61,175,704)

	750,920	7,486,194	1,351,500	13,816,712

NET INCREASE	1,123,047	$11,200,512	1,297,236	$13,312,001

(a)	Commenced operations on November 30, 2006.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

9. SUMMARY OF SHARE TRANSACTIONS (continued)

Core Plus Fixed Income(a)

For the Period
Ended
April 30, 2007

(Unaudited)
Shares	Dollars

1,456,406	$14,499,601
6,601	65,643
(201,796)	(2,007,861)

1,261,211	12,557,383

36,870	366,316
326	3,237
(1,023)	(10,154)

36,173	359,399

6,019,078	60,162,910
95,036	943,368
(620)	(6,160)

6,113,494	61,100,118

—	—
—	—
—	—

—	—

7,410,878	$74,016,900

GOLDMAN SACHS GOVERNMENT INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$14.64	$0.30	$0.03	$0.33	$(0.29)	$—	$(0.29)
2007 - B	14.64	0.24	0.05	0.29	(0.24)	—	(0.24)
2007 - C	14.63	0.24	0.05	0.29	(0.24)	—	(0.24)
2007 - Institutional	14.63	0.32	0.04	0.36	(0.32)	—	(0.32)
2007 - Service	14.61	0.28	0.05	0.33	(0.28)	—	(0.28)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	14.57	0.55	0.08	0.63	(0.56)	— (e)	(0.56)
2006 - B	14.57	0.44	0.08	0.52	(0.45)	— (e)	(0.45)
2006 - C	14.56	0.44	0.08	0.52	(0.45)	— (e)	(0.45)
2006 - Institutional	14.55	0.60	0.09	0.69	(0.61)	— (e)	(0.61)
2006 - Service	14.54	0.53	0.08	0.61	(0.54)	— (e)	(0.54)

2005 - A	15.00	0.43	(0.30)	0.13	(0.39)	(0.17)	(0.56)
2005 - B	15.00	0.30	(0.28)	0.02	(0.28)	(0.17)	(0.45)
2005 - C	14.99	0.31	(0.29)	0.02	(0.28)	(0.17)	(0.45)
2005 - Institutional	14.98	0.46	(0.27)	0.19	(0.45)	(0.17)	(0.62)
2005 - Service	14.98	0.41	(0.31)	0.10	(0.37)	(0.17)	(0.54)

2004 - A	14.88	0.39	0.33	0.72	(0.47)	(0.13)	(0.60)
2004 - B	14.88	0.28	0.32	0.60	(0.35)	(0.13)	(0.48)
2004 - C	14.87	0.28	0.32	0.60	(0.35)	(0.13)	(0.48)
2004 - Institutional	14.85	0.46	0.33	0.79	(0.53)	(0.13)	(0.66)
2004 - Service	14.85	0.37	0.34	0.71	(0.45)	(0.13)	(0.58)

2003 - A	14.95	0.41	0.05	0.46	(0.51)	(0.02)	(0.53)
2003 - B	14.95	0.31	0.04	0.35	(0.40)	(0.02)	(0.42)
2003 - C	14.94	0.31	0.04	0.35	(0.40)	(0.02)	(0.42)
2003 - Institutional	14.93	0.47	0.04	0.51	(0.57)	(0.02)	(0.59)
2003 - Service	14.92	0.41	0.04	0.45	(0.50)	(0.02)	(0.52)

2002 - A	14.96	0.63	0.19	0.82	(0.67)	(0.16)	(0.83)
2002 - B	14.96	0.52	0.19	0.71	(0.56)	(0.16)	(0.72)
2002 - C	14.95	0.51	0.20	0.71	(0.56)	(0.16)	(0.72)
2002 - Institutional	14.94	0.69	0.19	0.88	(0.73)	(0.16)	(0.89)
2002 - Service	14.93	0.62	0.19	0.81	(0.66)	(0.16)	(0.82)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The portfolio turnover rate excluding the effect of mortgage dollar rolls is 73% for the six months ended April 30, 2007 and 690% for the year ended October 31, 2006. Prior years include the effect of mortgage dollar roll transactions.
(d)	Annualized.
(e)	Amount is less than $0.005 per share.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS GOVERNMENT INCOME FUND

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate(c)

$14.68	2.29%	$317,263	0.95	%(d)	4.04	%(d)	1.03	%(d)	3.96	%(d)	75%
14.69	1.98	16,773	1.70(d)		3.28(d)		1.78(d)		3.20(d)		75
14.68	1.99	12,284	1.70(d)		3.27(d)		1.78(d)		3.19(d)		75
14.67	2.48	206,372	0.58(d)		4.41(d)		0.66(d)		4.33(d)		75
14.66	2.30	31,770	1.08(d)		3.91(d)		1.16(d)		3.83(d)		75

14.64	4.40	432,762	0.95		3.77		1.04		3.68		766
14.64	3.62	18,713	1.70		3.03		1.79		2.94		766
14.63	3.63	16,931	1.70		3.04		1.79		2.95		766
14.63	4.86	146,784	0.58		4.18		0.67		4.09		766
14.61	4.27	23,461	1.08		3.67		1.17		3.58		766

14.57	0.80	729,958	0.97		2.83		1.07		2.73		256
14.57	0.04	24,882	1.72		2.08		1.83		1.97		256
14.56	0.11	18,692	1.72		2.08		1.83		1.97		256
14.55	1.26	60,747	0.58		3.20		0.69		3.08		256
14.54	0.69	16,198	1.08		2.74		1.18		2.64		256

15.00	4.99	494,883	0.98		2.60		1.17		2.41		609
15.00	4.21	32,782	1.73		1.93		1.92		1.74		609
14.99	4.14	20,778	1.73		1.91		1.92		1.72		609
14.98	5.35	69,770	0.58		3.12		0.77		2.93		609
14.98	4.90	9,467	1.08		2.55		1.27		2.36		609

14.88	3.11	358,058	0.99		2.78		1.18		2.59		520
14.88	2.34	44,120	1.74		2.06		1.93		1.87		520
14.87	2.34	23,720	1.74		2.05		1.93		1.86		520
14.85	3.60	151,111	0.59		3.16		0.78		2.97		520
14.85	3.01	10,491	1.09		2.72		1.28		2.53		520

14.95	5.77	248,719	0.98		4.26		1.24		4.00		226
14.95	4.99	51,124	1.73		3.54		1.99		3.28		226
14.94	4.99	24,095	1.73		3.49		1.99		3.23		226
14.93	6.13	82,523	0.58		4.74		0.84		4.48		226
14.92	5.68	10,762	1.08		4.25		1.34		3.99		226

GOLDMAN SACHS U.S. MORTGAGES FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 — A	$9.90	$0.22	$0.02	$0.24	$(0.23)	$—	$(0.23)
2007 — Institutional	9.91	0.24	0.03	0.27	(0.25)	—	(0.25)
2007 — Separate Account Institutional	9.91	0.24	0.02	0.26	(0.25)	—	(0.25)
FOR THE YEARS ENDED OCTOBER 31,

2006 — A	9.82	0.41	0.08	0.49	(0.41)	—	(0.41)
2006 — Institutional	9.82	0.45	0.08	0.53	(0.44)	—	(0.44)
2006 — Separate Account Institutional	9.82	0.45	0.09	0.54	(0.45)	—	(0.45)

2005 — A	10.22	0.28	(0.17)	0.11	(0.33)	(0.18)	(0.51)
2005 — Institutional	10.22	0.33	(0.18)	0.15	(0.37)	(0.18)	(0.55)
2005 — Separate Account Institutional	10.21	0.36	(0.20)	0.16	(0.37)	(0.18)	(0.55)
FOR THE PERIOD ENDED OCTOBER 31,

2004 — A (commenced November 3, 2003)	10.00	0.22	0.33	0.55	(0.33)	—	(0.33)
2004 — Institutional (commenced November 3, 2003)	10.00	0.29	0.31	0.60	(0.38)	—	(0.38)
2004 — Separate Account Institutional (commenced November 3, 2003)	10.00	0.31	0.28	0.59	(0.38)	—	(0.38)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for the periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The portfolio turnover rate excluding the effect of mortgage dollar rolls is 57% for the period ended April 30, 2007 and 1442% for the year ended October 31, 2006. Prior years include the effect of mortgage dollar roll transactions.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	of period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate(c)

$9.91	2.49%	$6,694	0.79	%(d)	4.40	%(d)	0.95	%(d)	4.24	%(d)	231%
9.93	2.77	138,603	0.40	(d)	4.80	(d)	0.58	(d)	4.62	(d)	231
9.92	2.69	237,755	0.35	(d)	4.82	(d)	0.53	(d)	4.64	(d)	231

9.90	5.21	6,973	0.79		4.24		0.98		4.05		1665
9.91	5.56	117,497	0.40		4.64		0.61		4.43		1665
9.91	5.73	307,935	0.35		4.62		0.56		4.41		1665

9.82	1.00	7,916	0.81		2.88		0.98		2.71		2006
9.82	1.49	74,616	0.40		3.43		0.58		3.24		2006
9.82	1.54	387,306	0.35		3.42		0.53		3.24		2006

10.22	5.60	628	0.82	(d)	1.95	(d)	1.08	(d)	1.69	(d)	1953
10.22	6.07	120,628	0.40	(d)	2.86	(d)	0.68	(d)	2.58	(d)	1953
10.21	6.03	101,429	0.35	(d)	2.98	(d)	0.63	(d)	2.70	(d)	1953

GOLDMAN SACHS CORE FIXED INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from
		investment operations			Distributions to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	From	Total
Year - Share Class	of period	income(a)	gain (loss)	operations	income	gains	capital	distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 - A	$9.82	$0.22	$0.01	$0.23	$(0.20)	$—	$—	$(0.20)
2007 - B	9.86	0.18	0.01	0.19	(0.16)	—	—	(0.16)
2007 - C	9.87	0.18	0.01	0.19	(0.16)	—	—	(0.16)
2007 - Institutional	9.86	0.24	0.01	0.25	(0.22)	—	—	(0.22)
2007 - Service	9.86	0.21	0.01	0.22	(0.19)	—	—	(0.19)
FOR THE YEARS ENDED OCTOBER 31,

2006 - A	9.87	0.41	(0.01)	0.40	(0.38)	(0.06)	(0.01)	(0.45)
2006 - B	9.91	0.34	(0.01)	0.33	(0.31)	(0.06)	(0.01)	(0.38)
2006 - C	9.91	0.34	—	0.34	(0.31)	(0.06)	(0.01)	(0.38)
2006 - Institutional	9.90	0.45	—	0.45	(0.42)	(0.06)	(0.01)	(0.49)
2006 - Service	9.91	0.40	(0.01)	0.39	(0.37)	(0.06)	(0.01)	(0.44)

2005 - A	10.25	0.32	(0.20)	0.12	(0.37)	(0.13)	—	(0.50)
2005 - B	10.29	0.24	(0.20)	0.04	(0.29)	(0.13)	—	(0.42)
2005 - C	10.29	0.24	(0.20)	0.04	(0.29)	(0.13)	—	(0.42)
2005 - Institutional	10.28	0.36	(0.21)	0.15	(0.40)	(0.13)	—	(0.53)
2005 - Service	10.29	0.31	(0.21)	0.10	(0.35)	(0.13)	—	(0.48)

2004 - A	10.31	0.30	0.32	0.62	(0.33)	(0.35)	—	(0.68)
2004 - B	10.35	0.23	0.31	0.54	(0.25)	(0.35)	—	(0.60)
2004 - C	10.35	0.23	0.31	0.54	(0.25)	(0.35)	—	(0.60)
2004 - Institutional	10.35	0.34	0.31	0.65	(0.37)	(0.35)	—	(0.72)
2004 - Service	10.35	0.29	0.32	0.61	(0.32)	(0.35)	—	(0.67)

2003 - A	10.07	0.40	0.28	0.68	(0.40)	(0.04)	—	(0.44)
2003 - B	10.10	0.33	0.28	0.61	(0.32)	(0.04)	—	(0.36)
2003 - C	10.10	0.33	0.28	0.61	(0.32)	(0.04)	—	(0.36)
2003 - Institutional	10.09	0.45	0.29	0.74	(0.44)	(0.04)	—	(0.48)
2003 - Service	10.09	0.40	0.29	0.69	(0.39)	(0.04)	—	(0.43)

2002 - A	10.25	0.50	(0.13)	0.37	(0.52)	(0.03)	—	(0.55)
2002 - B	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	—	(0.47)
2002 - C	10.29	0.43	(0.15)	0.28	(0.44)	(0.03)	—	(0.47)
2002 - Institutional	10.28	0.55	(0.15)	0.40	(0.56)	(0.03)	—	(0.59)
2002 - Service	10.28	0.51	(0.16)	0.35	(0.51)	(0.03)	—	(0.54)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	The portfolio turnover rate excluding the affect of mortgage dollar rolls is 54% for the period ended April 30, 2007 and 516% for the year ended October 31, 2006. Prior years include the effect of mortgage dollar roll transactions.
(d)	Annualized.
 The accompanying notes are an integral part of these financial statements.

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate(c)

$9.85	2.34%	$743,816	0.81	%(d)	4.50	%(d)	0.82	%(d)	4.49	%(d)	55%
9.89	1.95	21,389	1.56	(d)	3.74	(d)	1.57	(d)	3.73	(d)	55
9.90	1.95	24,487	1.56	(d)	3.74	(d)	1.57	(d)	3.73	(d)	55
9.89	2.51	1,557,320	0.44	(d)	4.86	(d)	0.45	(d)	4.85	(d)	55
9.89	2.26	45,508	0.94	(d)	4.36	(d)	0.95	(d)	4.35	(d)	55

9.82	4.21	714,877	0.83		4.25		0.84		4.24		562
9.86	3.42	22,971	1.58		3.49		1.59		3.48		562
9.87	3.52	20,937	1.58		3.49		1.59		3.48		562
9.86	4.69	1,558,971	0.46		4.65		0.47		4.64		562
9.86	4.06	46,600	0.96		4.13		0.97		4.12		562

9.87	1.14	658,114	0.86		3.14		0.87		3.13		283
9.91	0.38	29,096	1.61		2.40		1.62		2.39		283
9.91	0.38	23,432	1.61		2.40		1.62		2.39		283
9.90	1.53	1,098,280	0.47		3.54		0.48		3.53		283
9.91	1.02	31,682	0.97		3.03		0.98		3.02		283

10.25	6.24	523,045	0.90		2.96		0.90		2.96		549
10.29	5.43	32,040	1.65		2.21		1.65		2.21		549
10.29	5.42	24,323	1.65		2.21		1.65		2.21		549
10.28	6.55	860,021	0.50		3.36		0.50		3.36		549
10.29	6.22	20,221	1.00		2.86		1.00		2.86		549

10.31	7.03	445,178	0.89		3.91		0.89		3.91		489
10.35	6.31	37,120	1.64		3.21		1.64		3.21		489
10.35	6.21	25,409	1.64		3.16		1.64		3.16		489
10.35	7.54	695,181	0.49		4.39		0.49		4.39		489
10.35	6.90	21,827	0.99		3.89		0.99		3.89		489

10.07	3.59	315,441	0.90		5.03		0.90		5.03		437
10.10	2.70	36,131	1.65		4.33		1.65		4.33		437
10.10	2.80	20,176	1.65		4.32		1.65		4.32		437
10.09	3.99	733,996	0.50		5.51		0.50		5.51		437
10.09	3.47	29,761	1.00		5.05		1.00		5.05		437

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from			Distributions
		investment operations			to shareholders
	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income (a)	gain (loss)	operations	income	gains	distributions
FOR THE SIX MONTHS ENDED APRIL 30, (UNAUDITED)

2007 — A	$9.95	$0.24	$0.07	$0.31	$(0.24)	$—	$(0.24)
2007 — Institutional	9.97	0.26	0.07	0.33	(0.26)	—	(0.26)
2007 — Separate Account Institutional	9.96	0.26	0.07	0.33	(0.26)	—	(0.26)
FOR THE YEARS ENDED OCTOBER 31,

2006 — A	9.93	0.47	—	0.47	(0.45)	—	(0.45)
2006 — Institutional	9.95	0.51	—	0.51	(0.49)	—	(0.49)
2006 — Separate Account Institutional	9.94	0.52	(0.01)	0.51	(0.49)	—	(0.49)

2005 — A	10.31	0.40	(0.35)	0.05	(0.39)	(0.04)	(0.43)
2005 — Institutional	10.32	0.52	(0.42)	0.10	(0.43)	(0.04)	(0.47)
2005 — Separate Account Institutional	10.31	0.46	(0.35)	0.11	(0.44)	(0.04)	(0.48)
FOR THE PERIOD ENDED OCTOBER 31,

2004 — A (commenced November 3, 2003)	10.00	0.38	0.31	0.69	(0.38)	—	(0.38)
2004 — Institutional (commenced November 3, 2003)	10.00	0.44	0.30	0.74	(0.42)	—	(0.42)
2004 — Separate Account Institutional (commenced November 3, 2003)	10.00	0.43	0.31	0.74	(0.43)	—	(0.43)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
 The accompanying notes are an integral part of these financial statements.

							Ratios assuming no
							expense reductions

					Ratio of		Ratio of		Ratio of
		Net assets	Ratio of		net investment		total		net investment
Net asset		at end of	net expenses		income to		expenses		income to		Portfolio
value, end	Total	of period	to average		average net		to average		average net		turnover
of period	return(b)	(in 000s)	net assets		assets		net assets		assets		rate

$10.02	3.14%	$6,938	0.79	%(c)	4.85	%(c)	0.96	%(c)	4.68	%(c)	43%
10.04	3.34	3,577	0.40	(c)	5.26	(c)	0.59	(c)	5.07	(c)	43
10.03	3.36	215,129	0.35	(c)	5.31	(c)	0.54	(c)	5.12	(c)	43

9.95	4.84	3,420	0.79		4.82		1.04		4.57		74
9.97	5.35	3,317	0.40		5.21		0.65		4.96		74
9.96	5.30	206,122	0.35		5.26		0.60		5.01		74

9.93	0.50	3,622	0.81		3.88		1.07		3.62		88
9.95	0.89	3,638	0.40		4.40		0.66		4.14		88
9.94	1.04	192,196	0.35		4.34		0.62		4.07		88

10.31	7.00	2,179	0.82	(c)	3.66	(c)	1.85	(c)	2.63	(c)	78
10.32	7.57	76	0.40	(c)	4.28	(c)	1.45	(c)	3.23	(c)	78
10.31	7.52	70,269	0.35	(c)	4.26	(c)	1.40	(c)	3.21	(c)	78

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND
Financial Highlights
Selected Data for a Share Outstanding Throughout the Period

		Income from
		investment operations
					Distributions
	Net asset				to shareholders
	value,	Net	Net realized	Total from	from net
	beginning	investment	and unrealized	investment	investment
Year - Share Class	of period	income(a)	(loss)	operations	income

FOR THE PERIOD ENDED APRIL 30, (UNAUDITED)

2007 - A (commenced November 30, 2006)	$10.00	$0.16	$(0.03)	$0.13	$(0.17)
2007 - C (commenced November 30, 2006)	10.00	0.14	(0.03)	0.11	(0.15)
2007 - Institutional (commenced November 30, 2006)	10.00	0.19	(0.04)	0.15	(0.19)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Expense ratios exclude expenses of the Underlying funds.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

					Ratios assuming no
					expense reductions

			Ratio of	Ratio of	Ratio of	Ratio of
		Net assets	net expenses	net investment	total	net investment
Net asset		at end of	to average	income to	expenses	income to	Portfolio
value, end	Total	of period	net	average net	to average	average net	turnover
of period	return(b)	(in 000s)	assets(c)(d)	assets(c)	net assets(c)(d)	assets(c)	rate

$9.96	1.31%	$12,565	0.86%	4.05%	1.89%	3.02%	129%
9.96	1.01	360	1.61	3.48	2.64	2.45	129
9.96	1.47	60,902	0.49	4.62	1.52	3.59	129

GOLDMAN SACHS SINGLE MULTI-SECTOR FUNDS
Fund Expenses (Unaudited) — Six Month Period Ended April 30, 2007
          As a shareholder of Class A, Class B, Class C, Institutional, Service or Separate Account Institutional Shares of the Funds you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), contingent deferred sales charges (loads) on redemptions (with respect to Class B and C shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A, Class B and Class C Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class B, Class C, Institutional, Service and Separate Account Institutional Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
          The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 through April 30, 2007.
Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account for this period.
Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Government Income Fund				U.S. Mortgages Fund				Core Fixed Income Fund				Investment Grade Credit Fund				Core Plus Fixed Income Fund

				Expenses								Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Expenses	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		Paid for the	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	11/01/06	4/30/07		4/30/07*	11/01/06	4/30/07		6 months ended 4/30/07	11/01/06	4/30/07		4/30/07	11/01/06	4/30/07		4/30/07	11/01/06	4/30/07		4/30/07

Class A
Actual	$1,000.00	$1,022.90		$4.75	$1,000.00	$1,024.90		$3.96	$1,000.00	$1,023.40		$4.06	$1,000.00	$1,031.40		$3.98	$1,000.00	$1,013.10		$4.14
Hypothetical 5% return	1,000.00	1,020.10	+	4.74	1,000.00	1,020.89	+	3.95	1,000.00	1,020.78	+	4.06	1,000.00	1,020.87	+	3.96	1,000.00	1,020.68	+	4.16

Class B
Actual	1,000.00	1,019.80		8.49	N/A	N/A		N/A	1,000.00	1,019.50		7.81	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,016.39	+	8.48	N/A	N/A		N/A	1,000.00	1,017.06	+	7.80	N/A	N/A		N/A	N/A	N/A		N/A

Class C
Actual	1,000.00	1,019.90		8.49	N/A	N/A		N/A	1,000.00	1,019.50		7.82	N/A	N/A		N/A	1,000.00	1,010.10		7.93
Hypothetical 5% return	1,000.00	1,016.39	+	8.47	N/A	N/A		N/A	1,000.00	1,017.05	+	7.81	N/A	N/A		N/A	1,000.00	1,016.90	+	7.96

Institutional
Actual	1,000.00	1,024.80		2.88	1,000.00	1,027.70		2.00	1,000.00	1,025.10		2.21	1,000.00	1,033.40		2.03	1,000.00	1,014.70		2.36
Hypothetical 5% return	1,000.00	1,021.95	+	2.88	1,000.00	1,022.82	+	1.99	1,000.00	1,022.61	+	2.21	1,000.00	1,022.80	+	2.02	1,000.00	1,022.45	+	2.37

Separate Account Institutional
Actual	N/A	N/A		N/A	1,000.00	1,026.90		1.74	N/A	N/A		N/A	1,000.00	1,033.60		1.77	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,023.08	+	1.74	N/A	N/A		N/A	1,000.00	1,023.05	+	1.77	N/A	N/A		N/A

Service
Actual	1,000.00	1,023.00		5.39	N/A	N/A		N/A	1,000.00	1,022.60		4.71	N/A	N/A		N/A	N/A	N/A		N/A
Hypothetical 5% return	1,000.00	1,019.46	+	5.38	N/A	N/A		N/A	1,000.00	1,020.13	+	4.71	N/A	N/A		N/A	N/A	N/A		N/A

*	Expenses for each share class are calculated using each Fund’s net annualized expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended 4/30/07. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized expense ratios for the period were as follows:

						Separate Account
Fund	Class A	Class B	Class C	Institutional	Service	Institutional

Government Income	0.95%	1.70%	1.70%	0.58%	1.08%	N/A
U.S. Mortgages	0.79	N/A	N/A	0.40	N/A	0.35%
Core Fixed Income	0.81	1.56	1.56	0.44	0.94	N/A
Investment Grade Credit	0.79	N/A	N/A	0.40	N/A	0.35
Core Plus Fixed Income	0.86	N/A	1.61	0.49	N/A	N/A

+	Hypothetical expenses are based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $699.0 billion in assets under management as of March 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market Funds[1] Fixed Income Funds
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪ California AMT-Free Municipal Fund[2] ▪ New York AMT-Free Municipal Fund[2] ▪ Tennessee Municipal Fund	▪ Municipal Income Fund
▪  U.S. Mortgages Fund
▪  Government Income Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
Domestic Equity Funds
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪ Capital Growth Fund	▪ Strategic Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Small Cap Value Fund
International Equity Funds
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Concentrated International Equity Fund [2] ▪  Japanese Equity Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Asset Allocation Funds[3] Specialty Funds[3] ▪  U.S. Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective December 26, 2006, the International Equity Fund was renamed the Concentrated International Equity Fund. Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT- Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation or Specialty category.

The Goldman Sachs Tollkeeper FundSM is a registered service mark of Goldman, Sachs & Co.

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 32ND FLOOR, NEW YORK, NEW YORK 10005

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Patrick T. Harker Mary Patterson McPherson Alan A. Shuch Richard P. Strubel	OFFICERS Kaysie P. Uniacke, President James A. McNamara, Senior Vice President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary

GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (I) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (II) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Funds’ first and third fiscal quarters. When available, the Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Foreign and emerging markets investments may be more volatile and less liquid than investment in U.S. securities and will be subject to the risks of currency fluctuations and sudden economic or political developments. At times, the Core Fixed Income, Investment Grade Credit, and Core Plus Fixed Income Funds may be unable to sell certain of their portfolio securities without a substantial drop in price, if at all. The Core Fixed Income, Investment Grade Credit and Core Plus Fixed Income Funds may also engage in foreign currency transactions for hedging purposes including cross hedging or for speculative purposes. Forward foreign currency exchange contracts are subject to the risk that the counterparty to the contract will default on its obligations.
Holdings and allocations shown may not be representative of current or future investments. Holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Fund’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Funds.

Copyright 2007 Goldman, Sachs & Co. All rights reserved. 07-1210	SMSTFISAR / 36.2K / 06-07

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

N/A

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant’s Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer
Goldman Sachs Trust

Date:	June 29, 2007

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	June 29, 2007